As filed with the SEC on August 1, 2012

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐ Pre-Effective Amendment No.____	☐ Post-Effective Amendment No. ____

HENNESSY FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

7250 Redwood Blvd., Suite 200, Novato, CA 94945

(Address of Registrant’s Principal Executive Offices)

(800) 966-4354

(Registrant’s Telephone Number, Including Area Code)

Neil J. Hennessy

Hennessy Advisors, Inc.

7250 Redwood Blvd

Suite 200

Novato, CA 94945

(Name and Address of Agent for Service)

Copies of all communications to:

Richard L. Teigen

Peter D. Fetzer

Foley & Lardner LLP

777 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement become effective on August 31, 2012 pursuant to Rule 488.

Title of Securities Being Registered: Shares of beneficial interest, no par value.

No filing fee is due because an indefinite number of shares have been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

The information in this Proxy Statement/Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Proxy Statement/Prospectus is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary president’s letter, subject to change, dated AUGUST 1, 2012

The fbr funds

1001 19th Street North

Arlington, Virginia 22209

(888) 888-0025

www.fbrfunds.com

August [•], 2012

Dear Shareholder:

We have called a special meeting of shareholders of each of the FBR Focus Fund, the FBR Large Cap Financial Fund, the FBR Small Cap Financial Fund, the FBR Technology Fund, the FBR Gas Utility Index Fund, the FBR Balanced Fund, and the FBR Core Bond Fund to be held on October [•], 2012 in the offices of the Funds at 1001 19th Street North, Arlington, VA  22209. The purpose of the meeting is to seek shareholder approval of an Agreement and Plan of Reorganization under which each of the FBR Funds will be reorganized into a Hennessy Fund created to carry out the reorganizations, with each Hennessy Fund having the same investment objective and substantially similar principal investment strategies as its corresponding FBR Fund.

The proposed reorganizations are as follows:

•	The FBR Focus Fund will merge into the Hennessy Select Focus Fund;

•	The FBR Large Cap Financial Fund will merge into the Hennessy Select Large Cap Financial Fund;

•	The FBR Small Cap Financial Fund will merge into the Hennessy Select Small Cap Financial Fund;

•	The FBR Technology Fund will merge into the Hennessy Select Technology Fund;

•	The FBR Gas Utility Index Fund will merge into the Hennessy Select Gas Utility Index Fund;

•	The FBR Balanced Fund will merge into the Hennessy Select Balanced Fund; and

•	The FBR Core Bond Fund will merge into the Hennessy Select Core Bond Fund.

Hennessy Advisors, Inc. will serve as investment advisor to each of the Hennessy Funds, and will employ sub-advisors for the Hennessy Select Focus Fund, the Hennessy Select Balanced Fund and the Hennessy Select Core Bond Fund. There will be no change in the day-to-day management of the investment portfolio of the FBR Funds as a result of the change in investment advisor, as the current portfolio managers of each FBR Fund will continue as portfolio managers of the corresponding Hennessy Fund.

The proposed reorganizations are not expected to have any adverse federal or state tax consequences to the FBR Funds or their shareholders. Please refer to the enclosed proxy statement/prospectus for a detailed explanation of the reorganizations.

FBR Fund Advisers, the investment adviser to the FBR Funds, and its parent company, FBR & Co., recently completed a strategic review of the management and operations of the FBR Funds and determined that it would be advisable to pursue the sale of FBR Fund Advisers and the reorganization of the FBR Funds with another fund group. Following this strategic review process, FBR & Co. and FBR Fund Advisers identified Hennessy Advisors as an asset management firm that they believe can successfully manage the investments of the current shareholders of the FBR Funds following the completion of the proposed reorganization of the FBR Funds into the Hennessy Funds. FBR & Co. and FBR Fund Advisers determined that because they believe that Hennessy Advisors is focused on providing high quality investment management services to the Hennessy Funds and also providing high quality customer service to their shareholders, Hennessy Advisors is well suited to acquire FBR Fund Advisers and have the Hennessy Funds acquire the assets of the FBR Funds.

FBR Fund Advisers and FBR & Co. therefore made a recommendation to the Board of Trustees of the FBR Funds to approve the reorganization of the FBR Funds with and into the Hennessy Funds, and, following careful analysis and consideration, a majority of the Board of Trustees of the FBR Funds approved the Agreement and Plan of Reorganization providing for the proposed reorganization transaction after concluding that the implementation of the reorganization is advisable and in the best interests of the FBR Funds’ shareholders. The Board of Trustees of the FBR Funds voted to recommend that you vote “FOR” the Agreement and Plan of Reorganization.

If you are a shareholder of record as of the close of business on August 20, 2012, you are entitled to vote at the special meeting and at any postponements or adjournments thereof. While we welcome you to join us at the special meeting, we expect that most shareholders will cast their votes by proxy. Whether or not you are planning to attend the special meeting, we need your vote. Please mark, sign, and date the enclosed proxy card and promptly return it in the enclosed, postage-paid envelope so that the maximum number of shares may be voted. Alternatively, you may call the toll free number on your proxy card to vote by telephone or vote over the Internet at www.kingproxy.com/fbr. You should use the enclosed instructions to vote by telephone or over the Internet.

Please note that you will receive a proxy card for each FBR Fund you are invested in.

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Thank you for taking the time to consider this important reorganization proposal and for your continuing investment in the FBR Funds. If you have any questions regarding the proposed reorganization to be voted on, please do not hesitate to call 1-800-991-5861.

Sincerely,

David H. Ellison, President
The FBR Funds

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the reorganization described in the proxy statement/prospectus or the securities to be issued pursuant to the reorganization under the proxy statement/prospectus or determined if the proxy statement/prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

________________________________

The enclosed proxy statement/prospectus is dated August [•], 2012 and is first being mailed to shareholders on or about August [•], 2012.

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preliminary notice, subject to change, dated AUGUST 1, 2012

The fbr funds

1001 19th Street North

Arlington, Virginia 22209

(888) 888-0025

www.fbrfunds.com

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD october [•], 2012

A special meeting of shareholders of all classes of each of the FBR Focus Fund, the FBR Large Cap Financial Fund, the FBR Small Cap Financial Fund, the FBR Technology Fund, the FBR Gas Utility Index Fund, the FBR Balanced Fund, and the FBR Core Bond Fund, each a series of The FBR Funds (each referred to as an FBR Fund and, collectively, the FBR Funds), will be held on [•], October [•], 2012, at 11:00 a.m. local time, at 1001 19th Street North, Arlington, VA  22209. At the special meeting, you and the other shareholders of each FBR Fund will be asked to consider and vote upon:

1.	A proposal to approve the reorganization of your FBR Fund into a corresponding Hennessy Fund, pursuant to the Agreement and Plan of Reorganization (referred to as the Plan).

Pursuant to the Plan, all of the assets of each FBR Fund will be transferred to the corresponding Hennessy Fund in exchange for full and fractional Investor Class shares and Institutional Class shares of the corresponding Hennessy Fund, with the Hennessy Fund assuming the liabilities of the applicable FBR Fund. The Investor Class shares and Institutional Class shares of the Hennessy Fund received by the applicable FBR Fund will be distributed pro rata to the FBR Fund’s Investor Class and Institutional Class shareholders. Each Hennessy Fund has the same investment objective and substantially similar principal investment strategies as its corresponding FBR Fund. The proposed reorganizations are as follows (each of the Hennessy Funds referenced below is referred to herein as a Hennessy Fund and, collectively, the Hennessy Funds):

•	The FBR Focus Fund will merge into the Hennessy Select Focus Fund;

•	The FBR Large Cap Financial Fund will merge into the Hennessy Select Large Cap Financial Fund;

•	The FBR Small Cap Financial Fund will merge into the Hennessy Select Small Cap Financial Fund;

•	The FBR Technology Fund will merge into the Hennessy Select Technology Fund;

•	The FBR Gas Utility Index Fund will merge into the Hennessy Select Gas Utility Index Fund;

•	The FBR Balanced Fund will merge into the Hennessy Select Balanced Fund; and

•	The FBR Core Bond Fund will merge into the Hennessy Select Core Bond Fund.

2.	If necessary, a proposal to adjourn the special meeting to permit further solicitation of proxies in the event there are not sufficient votes at the time of the special meeting to approve the Plan for an FBR Fund.

As necessary or desirable, shareholders will consider and act upon any other business that may properly come before the special meeting or any postponements or adjournments thereof. Information respecting the proposed merger of the FBR Large Cap Fund, the FBR Mid Cap Fund and the FBR Small Cap Fund into certain existing Hennessy Funds is contained in a separate letter, notice and proxy statement/prospectus.

Only shareholders of record at the close of business on August 20, 2012, the record date for the special meeting, shall be entitled to notice of, and to vote at, the special meeting or any postponements or adjournments thereof. This proxy is being solicited on behalf of The FBR Funds, a Delaware statutory trust.

YOUR VOTE IS IMPORTANT. PLEASE RETURN YOUR PROXY
CARD PROMPTLY OR VOTE BY USING THE TOLL-FREE
TELEPHONE OR INTERNET ADDRESS FOUND ON YOUR PROXY CARD.

Whether or not you plan to attend the meeting, we urge you to authorize proxies to cast your votes. You can do this in one of the following three ways: (1) by completing, signing, dating and promptly returning the enclosed proxy card in the enclosed postage prepaid envelope; (2) by calling the toll-free telephone number 1-800-991-5861, or (3) via the Internet at www.kingproxy.com/fbr. Your prompt voting by proxy will help ensure a quorum at the special meeting. Voting by proxy will not prevent you from voting your shares in person at the special meeting. You may revoke your proxy before it is exercised at the special meeting, either by writing to the Secretary of The FBR Funds at the trust’s address noted in the proxy statement/prospectus or in person at the time of the special meeting. A prior proxy can also be revoked by proxy voting again through the website or toll-free number listed above.

THE FBR FUNDS

David H. Ellison, President
The FBR Funds

August [•], 2012

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preliminary q&A, subject to change, dated AUGUST 1, 2012

The fbr funds

1001 19th Street North

Arlington, Virginia 22209

(888) 888-0025

www.fbrfunds.com

QUESTIONS AND ANSWERS

YOUR VOTE IS VERY IMPORTANT!

Dated: August [•], 2012

Question 1: What is this document and why did we send it to you?

Answer: This document includes a notice of special meeting of shareholders, a combined proxy statement/prospectus, and a form of proxy. The Board of Trustees of The FBR Funds, a Delaware statutory trust, on behalf of the FBR Focus Fund, the FBR Large Cap Financial Fund, the FBR Small Cap Financial Fund, the FBR Technology Fund, the FBR Gas Utility Index Fund, the FBR Balanced Fund, and the FBR Core Bond Fund, each a series of The FBR Funds (each referred to as an FBR Fund and, collectively, the FBR Funds), has approved an Agreement and Plan of Reorganization (referred to as the Plan) between the Hennessy Funds Trust and The FBR Funds pursuant to which (referred to collectively as the Reorganization):

•	all of the assets of the FBR Focus Fund will be transferred to the Hennessy Select Focus Fund, in exchange for Investor Class and Institutional Class shares of the Hennessy Select Focus Fund, which will be distributed pro rata by the FBR Focus Fund to its Investor Class and Institutional Class shareholders, and the Hennessy Select Focus Fund’s assumption of the FBR Focus Fund’s liabilities;

•	all of the assets of the FBR Large Cap Financial Fund will be transferred to the Hennessy Select Large Cap Financial Fund, in exchange for Investor Class shares of the Hennessy Select Large Cap Financial Fund, which will be distributed pro rata by the FBR Large Cap Financial Fund to its Investor Class shareholders, and the Hennessy Select Large Cap Financial Fund’s assumption of the FBR Large Cap Financial Fund’s liabilities;

•	all of the assets of the FBR Small Cap Financial Fund will be transferred to the Hennessy Select Small Cap Financial Fund, in exchange for Investor Class and Institutional Class shares of the Hennessy Select Small Cap Financial Fund, which will be distributed pro rata by the FBR Small Cap Financial Fund to its Investor Class and Institutional Class shareholders, and the Hennessy Select Small Cap Financial Fund’s assumption of the FBR Small Cap Financial Fund’s liabilities;

•	all of the assets of the FBR Technology Fund will be transferred to the Hennessy Select Technology Fund, in exchange for Investor Class and Institutional Class shares of the Hennessy Select Technology Fund, which will be distributed pro rata by the FBR Technology Fund to its Investor Class and Institutional Class shareholders, and the Hennessy Select Technology Fund’s assumption of the FBR Technology Fund’s liabilities;

•	all of the assets of the FBR Gas Utility Index Fund will be transferred to the Hennessy Select Gas Utility Index Fund, in exchange for Investor Class shares of the Hennessy Select Gas Utility Index Fund, which will be distributed pro rata by the FBR Gas Utility Index Fund to its Investor Class shareholders, and the Hennessy Select Gas Utility Index Fund’s assumption of the FBR Gas Utility Index Fund’s liabilities;

•	all of the assets of the FBR Balanced Fund will be transferred to the Hennessy Select Balanced Fund, in exchange for Investor Class and Institutional Class shares of the Hennessy Select Balanced Fund, which will be distributed pro rata by the FBR Balanced Fund to its Investor Class and Institutional Class shareholders, and the Hennessy Select Balanced Fund’s assumption of the FBR Balanced Fund’s liabilities; and

•	all of the assets of the FBR Core Bond Fund will be transferred to the Hennessy Select Core Bond Fund, in exchange for Investor Class and Institutional Class shares of the Hennessy Select Core Bond Fund, which will be distributed pro rata by the FBR Core Bond Fund to its Investor Class and Institutional Class shareholders, and the Hennessy Select Core Bond Fund’s assumption of the FBR Core Bond Fund’s liabilities.

Each of the Hennessy Funds referenced above is referred to herein as a Hennessy Fund and, collectively, the Hennessy Funds. Information respecting the proposed merger of the FBR Large Cap Fund, the FBR Mid Cap Fund and the FBR Small Cap Fund into certain existing Hennessy Funds is contained in a separate letter, notice and proxy statement/prospectus.

Each Hennessy Fund has the same investment objective and substantially similar principal investment strategies as its corresponding FBR Fund. Hennessy Advisors, Inc. will serve as investment advisor to each of the Hennessy Funds, and will employ sub-advisors for the Hennessy Select Focus Fund, the Hennessy Select Balanced Fund and the Hennessy Select Core Bond. There will be no change in the day-to-day management of the investment portfolio of the FBR Funds as a result of the change in investment advisor, as the current portfolio managers of each FBR Fund will continue as portfolio managers of the corresponding Hennessy Fund.

Shareholder approval is needed to proceed with the Reorganization of each FBR Fund and a special meeting of shareholders of all classes of each of the FBR Funds will be held on October [•], 2012 to consider whether to approve the Plan and implement the Reorganization. The Board of Trustees of The FBR Funds is sending this document to you for your use in deciding whether to approve the Plan at the special meeting.

Question 2: What is the reason for the Reorganization?

Answer: FBR Fund Advisers, the investment adviser to the FBR Funds, and its parent company, FBR & Co., recently completed a strategic review of the management and operations of the FBR Funds and determined that it would be advisable to pursue the sale of FBR Fund Advisers and the reorganization of the FBR Funds with another fund group. Following this strategic review process, FBR & Co. and FBR Fund Advisers identified Hennessy Advisors as an asset management firm that they believe can successfully manage the investments of the current shareholders of the FBR Funds following the completion of the proposed reorganization of the FBR Funds into the Hennessy Funds. FBR & Co. and FBR Fund Advisers determined that because they believe that Hennessy Advisors is focused on providing high quality investment management services to the Hennessy Funds and also providing high quality customer service to their shareholders, Hennessy Advisors is well suited to acquire FBR Fund Advisers and have the Hennessy Funds acquire the assets of the FBR Funds.

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FBR Fund Advisers and FBR & Co. therefore made a recommendation to the Board of Trustees of the FBR Funds to approve the reorganization of the FBR Funds with and into the Hennessy Funds, and, following careful analysis and consideration, a majority of the Board of Trustees of the FBR Funds approved the Agreement and Plan of Reorganization providing for the proposed reorganization transaction after concluding that the implementation of the reorganization is advisable and in the best interests of the FBR Funds’ shareholders. The Board of Trustees of the FBR Funds voted to recommend that you vote “FOR” the Agreement and Plan of Reorganization.

Question 3: How will the FBR Funds and their shareholders be affected by the Reorganization?

Answer: As a result of the Reorganization, the FBR Funds will become part of the Hennessy Funds with Hennessy Advisors as the investment advisor. Hennessy Advisors will employ sub-advisors for the Hennessy Select Focus Fund, the Hennessy Select Balanced Fund and the Hennessy Select Core Bond Fund. There will be no change in the day-to-day management of the investment portfolio of the FBR Funds as a result of the change in investment advisor, as the current portfolio managers of each FBR Fund will continue as portfolio managers of the corresponding Hennessy Fund.

The advisory fee for each FBR Fund will remain the same and the existing expense limitation arrangement will remain in place through at least February 28, 2015. Each Hennessy Fund will be supervised by the Hennessy Funds’ Board of Trustees/Directors and will be serviced by the Hennessy Funds’ service providers.

The proposed Reorganization is not expected to have any adverse federal or state tax consequences to the FBR Funds or their shareholders.

Question 4: How will the Reorganization work?

Answer: Pursuant to the Plan:

•	The FBR Focus Fund will transfer all of its assets and liabilities to the Hennessy Select Focus Fund in return for Investor Class and Institutional Class shares of the Hennessy Select Focus Fund, with the FBR Focus Fund distributing the shares of the Hennessy Select Focus Fund pro rata to its Investor Class and Institutional Class shareholders. Investor Class and Institutional Class shareholders of the FBR Focus Fund will thus effectively be converted into Investor Class and Institutional Class shareholders of the Hennessy Select Focus Fund, and will hold Investor Class and Institutional Class shares of the Hennessy Select Focus Fund with the same net asset value as the shares of the FBR Focus Fund that they held prior to the Reorganization.

•	The FBR Large Cap Financial Fund will transfer all of its assets and liabilities to the Hennessy Select Large Cap Financial Fund in return for Investor Class shares of the Hennessy Select Large Cap Financial Fund, with the FBR Large Cap Financial Fund distributing the shares of the Hennessy Select Large Cap Financial Fund pro rata to its Investor Class shareholders. Investor Class shareholders of the FBR Large Cap Financial Fund will thus effectively be converted into Investor Class shareholders of the Hennessy Select Large Cap Financial Fund, and will hold Investor Class shares of the Hennessy Select Large Cap Financial Fund with the same net asset value as the shares of the FBR Large Cap Financial Fund that they held prior to the Reorganization.

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•	The FBR Small Cap Financial Fund will transfer all of its assets and liabilities to the Hennessy Select Small Cap Financial Fund in return for Investor Class and Institutional Class shares of the Hennessy Select Small Cap Financial Fund, with the FBR Small Cap Financial Fund distributing the shares of the Hennessy Select Small Cap Financial Fund pro rata to its Investor Class and Institutional Class shareholders. Investor Class and Institutional Class shareholders of the FBR Small Cap Financial Fund will thus effectively be converted into Investor Class and Institutional Class shareholders of the Hennessy Select Small Cap Financial Fund, and will hold Investor Class and Institutional Class shares of the Hennessy Select Small Cap Financial Fund with the same net asset value as the shares of the FBR Small Cap Financial Fund that they held prior to the Reorganization.

•	The FBR Technology Fund will transfer all of its assets and liabilities to the Hennessy Select Technology Fund in return for Investor Class and Institutional Class shares of the Hennessy Select Technology Fund, with the FBR Technology Fund distributing the shares of the Hennessy Select Technology Fund pro rata to its Investor Class and Institutional Class shareholders. Investor Class and Institutional Class shareholders of the FBR Technology Fund will thus effectively be converted into Investor Class and Institutional Class shareholders of the Hennessy Select Technology Fund, and will hold Investor Class and Institutional Class shares of the Hennessy Select Technology Fund with the same net asset value as the shares of the FBR Technology Fund that they held prior to the Reorganization.

•	The FBR Gas Utility Index Fund will transfer all of its assets and liabilities to the Hennessy Select Gas Utility Index Fund in return for Investor Class shares of the Hennessy Select Gas Utility Index Fund, with the FBR Gas Utility Index Fund distributing the shares of the Hennessy Select Gas Utility Index Fund pro rata to its Investor Class shareholders. Investor Class shareholders of the FBR Gas Utility Index Fund will thus effectively be converted into Investor Class shareholders of the Hennessy Select Gas Utility Index Fund, and will hold Investor Class shares of the Hennessy Select Gas Utility Index Fund with the same net asset value as the shares of the FBR Gas Utility Index Fund that they held prior to the Reorganization.

•	The FBR Balanced Fund will transfer all of its assets and liabilities to the Hennessy Select Balanced Fund in return for Investor Class and Institutional Class shares of the Hennessy Select Balanced Fund, with the FBR Balanced Fund distributing the shares of the Hennessy Select Balanced Fund pro rata to its Investor Class and Institutional Class shareholders. Investor Class and Institutional Class shareholders of the FBR Balanced Fund will thus effectively be converted into Investor Class and Institutional Class shareholders of the Hennessy Select Balanced Fund, and will hold Investor Class and Institutional Class shares of the Hennessy Select Balanced Fund with the same net asset value as the shares of the FBR Balanced Fund that they held prior to the Reorganization.

•	The FBR Core Bond Fund will transfer all of its assets and liabilities to the Hennessy Select Core Bond Fund in return for Investor Class and Institutional Class shares of the Hennessy Select Core Bond Fund, with the FBR Core Bond Fund distributing the shares of the Hennessy Select Core Bond Fund pro rata to its Investor Class and Institutional Class shareholders. Investor Class and Institutional Class shareholders of the FBR Core Bond Fund will thus effectively be converted into Investor Class and Institutional Class shareholders of the Hennessy Select Core Bond Fund, and will hold Investor Class and Institutional Class shares of the Hennessy Select Core Bond Fund with the same net asset value as the shares of the FBR Core Bond Fund that they held prior to the Reorganization.

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If the Plan is carried out as proposed, we do not expect the transaction will have any adverse federal or state tax consequences to the FBR Funds or their shareholders. Please refer to the enclosed proxy statement/prospectus for a detailed explanation of the Reorganization.

Question 5: What will happen if the Reorganization is not approved?

Answer: If the shareholders of one of the FBR Funds do not approve the Reorganization for that Fund, then the applicable FBR Fund will continue to operate and the Board of Trustees of The FBR Funds may take any further action it deems to be in the best interest of such Fund and its shareholders, including terminating the applicable FBR Fund.

Question 6: Why do I need to vote?

Answer: Your vote is needed to ensure that the Reorganization proposal can be acted upon. Even if you are a small investor, your vote makes a difference. If numerous shareholders just like you fail to vote, the FBR Funds may not receive enough votes to go forward with the special meeting. Your immediate response (1) by completing, signing, dating and promptly returning the enclosed proxy card in the enclosed postage prepaid envelope; (2) by calling a toll-free telephone number, or (3) via the Internet will help prevent the need for any further solicitations for a shareholder vote. We encourage all shareholders to participate.

Question 7: How does the Board recommend that I vote?

Answer: After careful consideration, the Board of Trustees of The FBR Funds voted to recommend that you vote FOR the Plan. If necessary, we may ask our shareholders to vote on the proposal to adjourn the special meeting to solicit additional proxies if there are insufficient votes at the time of the adjournment to approve the Reorganization for one or more Funds. The Board of Trustees of The FBR Funds recommends that you vote FOR adjournment.

Question 8: Who is paying for expenses related to the Reorganization?

Answer: FBR Fund Advisers, Inc. and Hennessy Advisors, Inc. will pay all of the expenses related to the Reorganization. The costs of the Reorganization include, but are not limited to, costs associated with the preparation and filing of the Registration Statement and printing and distribution of the proxy statement/prospectus, legal fees, accounting fees, securities registration fees, proxy solicitation expenses and other expenses of holding the special meeting. The total costs of the Reorganization are estimated to be approximately $[•].

Question 9: How do I vote?

Answer: Whether or not you plan to attend the meeting, we urge you to authorize proxies to cast your votes. You can do this in one of the following three ways: (1) by completing, signing, dating and promptly returning the enclosed proxy card in the enclosed postage prepaid envelope; (2) by calling the toll-free telephone number 1-800-991-5861, or (3) via the Internet at www.kingproxy.com/fbr. Your prompt voting by proxy will help ensure a quorum at the special meeting. Voting by proxy will not prevent you from voting your shares in person at the special meeting. You may revoke your proxy before it is exercised at the special meeting, either by writing to the Secretary of The FBR Funds at the Trust’s address noted in the proxy statement/prospectus or in person at the time of the special meeting. A prior proxy can also be revoked by proxy voting again through the website or toll-free number listed above. If you have any questions regarding the proposed reorganization to be voted on, please do not hesitate to call 1-800-991-5861.

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Question 10: Who do I call if I have questions?

Answer: We will be happy to answer your questions about the proxy solicitation. Please call 1-800-991-5861 during normal business hours between 8:00 a.m. and 5:00 p.m. Eastern time.

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preliminary proxy statement, subject to change, dated AUGUST 1, 2012

The fbr funds

1001 19th Street North

Arlington, Virginia 22209

(888) 888-0025

www.fbrfunds.com

HENNESSY FUNDS

7250 Redwood Boulevard, Suite 200

Novato, California 94945

(800) 966-4354

www.hennessyfunds.com

______________________________________________________________

PROXY STATEMENT AND PROSPECTUS DATED AUGUST [•], 2012
______________________________________________________________

This proxy statement/prospectus is being sent to you in connection with the solicitation of proxies by The FBR Funds, a Delaware statutory trust, on behalf of on behalf of the FBR Focus Fund, the FBR Large Cap Financial Fund, the FBR Small Cap Financial Fund, the FBR Technology Fund, the FBR Gas Utility Index Fund, the FBR Balanced Fund, and the FBR Core Bond Fund, each a series of The FBR Funds (each referred to as an FBR Fund and, collectively, the FBR Funds), for use at a special meeting of shareholders of all classes of the FBR Funds to be held at 1001 19th Street North, Arlington, VA  22209, on October [•], 2012, at 11:00 a.m. local time. At the special meeting, shareholders of the FBR Funds will meet for the following purposes:

1.	A proposal to approve the reorganization of your FBR Fund into a corresponding Hennessy Fund (referred to as the Reorganization), pursuant to the Agreement and Plan of Reorganization (referred to as the Plan). A copy of the Plan is attached hereto as Exhibit A. Pursuant to the Plan, all of the assets of each FBR Fund will be transferred to the corresponding Hennessy Fund in exchange for full and fractional Investor Class shares and Institutional Class shares of the corresponding Hennessy Fund, with the Hennessy Fund assuming the liabilities of the applicable FBR Fund. The Investor Class shares and Institutional Class shares of the Hennessy Fund received by the applicable FBR Fund will be distributed pro rata to the FBR Fund’s Investor Class and Institutional Class shareholders. Each Hennessy Fund has the same investment objective and substantially similar principal investment strategies as its corresponding FBR Fund. The proposed reorganizations are as follows (each of the Hennessy Funds referenced below is referred to herein as a Hennessy Fund and, collectively, the Hennessy Funds):

•	The FBR Focus Fund will merge into the Hennessy Select Focus Fund;

•	The FBR Large Cap Financial Fund will merge into the Hennessy Select Large Cap Financial Fund;

•	The FBR Small Cap Financial Fund will merge into the Hennessy Select Small Cap Financial Fund;

•	The FBR Technology Fund will merge into the Hennessy Select Technology Fund;

•	The FBR Gas Utility Index Fund will merge into the Hennessy Select Gas Utility Index Fund;

•	The FBR Balanced Fund will merge into the Hennessy Select Balanced Fund; and

•	The FBR Core Bond Fund will merge into the Hennessy Select Core Bond Fund.

2.	If necessary, a proposal to adjourn the special meeting to permit further solicitation of proxies in the event there are not sufficient votes at the time of the special meeting to approve the Plan for an FBR Fund.

3.	To transact such other business that may properly come before the special meeting or any postponements or adjournments thereof.

Information respecting the proposed merger of the FBR Large Cap Fund, the FBR Mid Cap Fund and the FBR Small Cap Fund into certain existing Hennessy Funds is contained in a separate letter, notice and proxy statement/prospectus.

Shareholders who execute proxies may revoke them at any time before they are voted, either by writing to the FBR Funds at 1001 19th Street North, Arlington, VA  22209, Attention: Secretary, or in person at the time of the special meeting. A prior proxy can also be revoked by proxy voting again through the website or toll-free number listed in the enclosed voting instructions.

Each FBR Fund is a series of The FBR Funds, an open-end management investment company registered with the Securities and Exchange Commission (referred to as the SEC) under the Investment Company Act of 1940, as amended. Each Hennessy Fund is a series of Hennessy Funds Trust, an open-end management investment company registered with the SEC under the Investment Company Act of 1940, as amended.

The following documents have been filed with the SEC and are incorporated by reference into this proxy statement/prospectus, which means that they are legally considered to be a part of this proxy statement/prospectus: Prospectus of the FBR Funds, dated February 29, 2012, as supplemented to date; Annual Report to Shareholders for the FBR Funds for the fiscal year ended October 31, 2011, containing audited financial statements; and Semi-Annual Report to Shareholders for the FBR Funds for the six months ended April 30, 2012.

Copies of the FBR Funds’ documents are available upon request and without charge by writing to The FBR Funds at 1001 19th Street North, Arlington, VA  22209 or by calling 1-888-888-0025. Copies of the documents for the Hennessy Funds are available upon request and without charge by writing to Hennessy Funds, 7250 Redwood Blvd., Suite 200, Novato CA 94945 or by calling 1-800-966-4354.

The Annual Report to Shareholders for the FBR Funds for the fiscal year ended October 31, 2011, containing audited financial statements, and the Semi-Annual Report to Shareholders for the FBR Funds for the six months ended April 30, 2012 have been previously mailed to shareholders of the FBR Funds. Copies are available by writing or calling the FBR Funds at the address or telephone number listed above.

This proxy statement/prospectus sets forth concisely the information about the Hennessy Funds that you should know before considering the Plan and resulting Reorganization and it should be retained for future reference. Additional information contained in a statement of additional information relating to this proxy statement/prospectus (referred to as the SAI), as required by the SEC, is on file with the SEC. The SAI is available without charge, upon request by calling the toll free number set forth above for the FBR Funds or by writing to the FBR Funds at the address set forth above. The SAI, dated August [•], 2012, is incorporated by reference into this proxy statement/prospectus.

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Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the reorganization described in the proxy statement/prospectus or the securities to be issued pursuant to the reorganization under the proxy statement/prospectus or determined if the proxy statement/prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

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PROXY STATEMENT/ PROSPECTUS TABLE OF CONTENTS

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B.	Next Meeting of Shareholders	53
C.	Legal Matters	53
D.	Experts	53

EXHIBIT A		A-1

EXHIBIT B		B-1

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I.	SYNOPSIS

A.	Overview

The following synopsis is a summary of certain information contained elsewhere in this proxy statement/prospectus, including documents incorporated by reference, as well as in the Plan. This proxy statement/prospectus is qualified by reference to the more complete information contained herein as well as in the Prospectus of the FBR Funds, dated February 29, 2012, as supplemented to date, which includes information about the FBR Funds, and in the Plan attached hereto as Exhibit A. Shareholders should read the entire proxy statement/prospectus carefully.

B.	Reasons for the Reorganization and Board Deliberations

The proposed Reorganizations were presented to the Board of Trustees of the FBR Funds for consideration at a series of meetings held on May 9, 2012, May 29, 2012, May 30, 2012 and June 15, 2012. At these meetings, representatives of FBR & Co., FBR Fund Advisers and Hennessy Advisors and the Hennessy Funds provided, and the Board reviewed, detailed information about the proposed Reorganizations in response to the Board’s request for information regarding Hennessy Advisors, the Hennessy Funds and the Reorganizations. For the reasons discussed below, the Board of Trustees (with the Chairman of the Board dissenting), including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust, determined that the Reorganizations are in the best interests of the FBR Funds and their shareholders and voted to approve the Reorganizations and to present them to shareholders for approval.

At the meeting held on May 9, 2012, FBR Fund Advisers and FBR & Co. informed the Board that they had recently completed a strategic review of the management and operations of the FBR Funds and had determined that it would be advisable to pursue the sale of FBR Fund Advisers and the reorganization of the FBR Funds with another fund group. Following this strategic review process, which included a review of various potential acquisition candidates, FBR & Co. and FBR Fund Advisers identified Hennessy Advisors as the proposed acquirer of FBR Fund Advisers and recommended the reorganization of the FBR Funds into the Hennessy Funds.

The Board then held a subsequent meeting at which they met with representatives of Hennessy Advisors and reviewed additional information regarding Hennessy Advisors and the Hennessy Funds that had been requested by the Board. The Board also met again two other times to further consider information regarding the proposed Reorganizations. The Independent Trustees also met several times to discuss the proposed Reorganizations without the participation of representatives of FBR Fund Advisers or FBR & Co. After reviewing and considering a number of factors relating to Hennessy Advisors and the Hennessy Funds, a majority of the FBR Funds Trustees have determined that the reorganization of the FBR Funds into the corresponding Hennessy Funds is in the best interests of the shareholders of each of the FBR Funds.

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The action of the Board of Trustees of the FBR Funds to recommend the proposed Reorganizations included consideration of a number of factors in connection with this decision. Among the factors considered by the Board were: (1) the nature, extent and quality of the services proposed to be provided by Hennessy Advisors; (2) the terms of the proposed Reorganizations, including the anticipated tax-free nature of the transactions for the FBR Funds and their shareholders; (3) various alternatives to the Reorganizations including the potential for restructuring with different funds; (4) the financial arrangements relating to Hennessy Advisors’ acquisition of FBR Fund Advisers, including the financing arrangements and financial condition of Hennessy Advisors; (5) Hennessy Advisors’ prior experience with mutual fund acquisitions and its experience with the use and oversight of sub-advisers in connection with the mutual funds that they manage; (6) the operating expense ratios of the FBR Funds and the willingness of Hennessy Advisors to maintain current expense caps in place for at least the two-year period following the closing of the Reorganizations; (7) the plans of Hennessy Advisors to maintain the current portfolio managers for the FBR Funds as portfolio managers of the corresponding Hennessy Funds for at least the one-year period following the closing of the Reorganizations; (8) the plans of Hennessy Advisors to maintain certain employees of FBR Fund Advisers as employees of Hennessy Advisors for at least the one-year period following the closing of the Reorganizations; (9) the plans of Hennessy Advisors to continue to retain the compliance services firm that provides compliance services to the FBR Funds as a compliance consultant for at least the one-year period following the closing of the Reorganizations; (10) the compliance report on Hennessy Advisors and the Hennessy Funds provided to the Board by the Funds’ Chief Compliance Officer; (11) the plans of the Hennessy Funds to retain each of the Independent Trustees of the FBR Funds to serve on an Advisory Board (as such term is defined in the Investment Company Act of 1940) of the Hennessy Funds for a two-year period following the closing of the Reorganizations; (12) that FBR Fund Advisers and Hennessy Advisors are bearing all of the costs of the Reorganizations, including proxy solicitation costs, and that the Funds will not incur any of the costs of carrying out and completing the Reorganizations; (13) that the interests of shareholders of the FBR Funds will not be diluted as a result of the Reorganizations; and (14) the nature, extent and quality of the non-advisory services to be provided by various service providers to the Hennessy Funds following the closing of the Reorganizations, including the fund administration, fund accounting, shareholder servicing, distribution, transfer agency and custody services, which will not change as a result of the Reorganizations as the FBR Funds and the Hennessy Funds use the same service providers for these services.

The Board of Trustees were also advised that FBR Fund Advisers intends to rely on Section 15(f) of the Investment Company Act of 1940, as amended, which provides a non-exclusive safe harbor for an investment adviser to an investment company, and any of the investment adviser’s affiliated persons (as such term is defined in the Investment Company Act of 1940, as amended,), to receive any amount or benefit in connection with a change in control of the investment adviser so long as two conditions are met. First, for a period of three years after the closing of the Reorganizations, at least 75% of the trustees of the acquiring funds must be persons who are not “interested persons” of the predecessor or successor adviser. FBR Fund Advisers and Hennessy Advisors have indicated that they intend to take the necessary actions to comply with this 75% requirement with respect to the Trustees of the Hennessy Funds for the three-year period following the closing of the Reorganizations. The second condition of Section 15(f) is that, for a period of two years following an acquisition of an investment adviser to mutual funds, there must not be imposed on the subject funds any “unfair burden” as a result of the acquisition or any express or implied terms, conditions or understandings related to it. An “unfair burden” would include any arrangement whereby an investment adviser, or any interested person of the investment adviser, would receive or be entitled to receive any compensation, directly or indirectly, from each fund or its shareholders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of each subject fund (other than bona fide ordinary compensation as principal underwriter for the subject funds). In this regard, the Trustees were informed that FBR Fund Advisers and Hennessy Advisors have indicated that they intend to take the necessary actions to comply with this requirement of Section 15(f) and that, as a result, no special compensation arrangements are contemplated in connection with the Reorganizations.

The Board of Trustees of The FBR Funds has approved the Plan and resulting Reorganization, and recommends that you vote “FOR” the Plan and Reorganization.

If all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that the closing of the Reorganization will occur on or about October [•], 2012, or such other date as is agreed to by the parties, provided that the Hennessy Funds have obtained prior to that time an opinion of Foley & Lardner LLP, legal counsel to the Hennessy Funds, concerning the tax consequences of the Reorganization as set forth in the Plan. The Plan may be terminated, and the Reorganization abandoned, whether before or after the requisite approval by the shareholders of the FBR Funds, at any time prior to the closing, (i) by The FBR Funds if any conditions precedent to the obligations of the FBR Funds have not been fulfilled or waived; (ii) by the Hennessy Funds Trust if any conditions precedent to the obligations of the Hennessy Funds have not been fulfilled or waived; or (iii) by mutual consent of the parties.

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FBR Fund Advisers and Hennessy Advisors will pay all of the expenses related to the Reorganization. The costs of the Reorganization include, but are not limited to, costs associated with the preparation and filing of the Registration Statement and printing and distribution of the proxy statement/prospectus, legal fees, accounting fees, securities registration fees, proxy solicitation expenses and other expenses of holding the special meeting. In addition to solicitations by mail, the officers and agents of the FBR Funds also may solicit proxies, without special compensation, by telephone or via the Internet. If an FBR Fund’s shareholders do not approve the Plan and resulting Reorganization, that Fund will continue to operate and the Board of Trustees of The FBR Funds may take any further action as it deems to be in the best interests of such Fund and its shareholders, subject to approval by the shareholders of the FBR Fund if required by applicable law.

C.	The Proposed Plan and Resulting Reorganization

If an FBR Fund’s shareholders approve the Plan and the Reorganization takes place, then:

•	the applicable Hennessy Fund will acquire substantially all of the assets and assume the liabilities of the corresponding FBR Fund;

•	the applicable Hennessy Fund will issue Investor Class and Institutional Class shares to the corresponding FBR Fund, which the FBR Fund will distribute pro rata to its Investor Class and Institutional Class shareholders;

•	shareholders of the applicable FBR Fund will become shareholders of the corresponding Hennessy Fund; and

•	shares of the applicable Hennessy Fund received by shareholders of the corresponding FBR Fund will have the same aggregate net asset value as the shares of the FBR Fund held immediately prior to the Reorganization.

No sales charges will be imposed on the shares of the Hennessy Funds issued in connection with the Reorganization. The Reorganization has been structured with the intention that it qualify for federal income tax purposes as a tax-free reorganization under the Internal Revenue Code of 1986, as amended (referred to as the Code). Therefore, shareholders should not recognize any gain or loss on the FBR Fund shares for federal income tax purposes as a result of the Reorganization.

D.	Comparison of the FBR Funds and the Hennessy Funds

1.	Investment Objectives and Principal Investment Policies

FBR Focus Fund and Hennessy Select Focus Fund

The investment objective of the FBR Focus Fund and the Hennessy Select Focus Fund is capital appreciation.

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Under normal market conditions, each Fund invests primarily in securities of companies traded in domestic markets. Investments will consist primarily of common stocks, but may include preferred stocks, warrants, options, equity-like instruments and debt instruments.  The portfolio managers invest in the stocks of companies of any size without regard to market capitalization.

The portfolio managers implement each Fund’s strategy by focusing on companies whose valuations in the market are modest and that earn higher than average returns on shareholders’ equity, are managed by individuals who have a history of treating public shareholders like partners and have ample opportunity to reinvest excess profits at above average rates.  Once a potential investment is identified, the portfolio managers attempt to purchase shares at a price they believe represents a discount to a conservative estimate of the company’s intrinsic value.

Each Fund may from time to time hold a significant portion of its portfolio in cash or cash equivalent instruments.  If market conditions reduce the availability of securities with acceptable valuations, a Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available.  During rising markets, holding larger than usual cash reserves may be detrimental to a Fund’s performance.  During declining markets, holding larger than usual cash reserves may allow a Fund to purchase securities at a discount.

FBR Large Cap Financial Fund and Hennessy Select Large Cap Financial Fund

The investment objective of the FBR Large Cap Financial Fund and the Hennessy Select Large Cap Financial Fund is capital appreciation.

Under normal market conditions, each Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of large capitalization (“large-cap”) companies “principally engaged” in the business of financial services including, but not limited to, commercial banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, insurance companies, real estate and leasing companies, holding companies for each of the foregoing types of business, or companies that combine some or all of these businesses. Each Fund’s policy of investing at least 80% of its net assets in large-cap companies principally engaged in financial services may only be changed upon 60 days notice to shareholders. Each Fund considers a large-cap company to be one that has a market capitalization of $3 billion or more, measured at the time of purchase. An issuer is “principally engaged” in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities. Each Fund may also invest in companies in the information technology industries that primarily provide products and/or services to companies in the financial services group of industries. Each Fund may invest up to 20% of its net assets in companies with smaller market capitalizations or companies outside of the financial group of industries. Investments will consist primarily of common stocks, but may include preferred stocks, warrants and convertible bonds.

When evaluating securities to purchase, the portfolio managers generally look for companies that have low price-to-earnings ratios and low price-to-book ratios relative to the financial services group of industries.

Each Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

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FBR Small Cap Financial Fund and Hennessy Select Small Cap Financial Fund

The investment objective of the FBR Small Cap Financial Fund and the Hennessy Select Small Cap Financial Fund is capital appreciation.

Under normal market conditions, each Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies “principally engaged” in the business of providing financial services to consumers and industry. Each Fund’s policy of investing at least 80% of its net assets in small-cap companies principally engaged in financial services may only be changed upon 60 days notice to shareholders. Each Fund considers a small-cap company to be one that has a market capitalization of less than $3 billion, measured at the time of purchase. An issuer is “principally engaged” in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities. Each Fund focuses on financial services companies that invest in real estate, usually through mortgages and other consumer-related loans. These companies may also offer other financial services such as discount brokerage services, insurance products, leasing services and joint venture financing. Investments may include mortgage banking companies, consumer finance companies, savings and loan associations, savings banks, building and loan associations, cooperative banks, commercial banks, other depository institutions, companies in the information technology industries which are primarily engaged in providing products and/or services to the types of companies listed above and real estate investment trusts (“REITs”). Each Fund may invest up to 20% of its net assets in companies with larger market capitalizations or companies outside of the financial services group of industries. Investments will consist primarily of common stocks, but may include preferred stocks, warrants and convertible bonds.

When evaluating securities to purchase, the portfolio managers generally look for companies that have low price-to-earnings ratios and low price-to-book ratios relative to the financial services group of industries.

Each Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

FBR Technology Fund and Hennessy Select Technology Fund

The investment objective of the FBR Technology Fund and the Hennessy Select Technology Fund is long-term capital appreciation.

 Under normal market conditions, each Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of companies that are principally engaged in the research, design, development, manufacturing or distributing products or services in the technology industry. Each Fund’s policy of investing at least 80% of its net assets in companies principally engaged in technology may only be changed upon 60 days notice to shareholders. Each Fund will primarily invest in equity securities (which include common stocks, preferred stocks, warrants and other securities convertible into common stocks, including convertible bonds and convertible preferred stock) of companies listed on a U.S. securities exchange or NASDAQ that are expected to experience earnings growth as a result of technology. Potential investments would include, but not be limited to, the following industries: computer software and hardware, semiconductors, scientific instrumentation, telecommunications, pharmaceuticals, chemicals, synthetic materials, defense and commercial electronics, data storage and retrieval, biotechnology, and healthcare and medical supplies. While each Fund’s investments will primarily be in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as American Depository Receipts (“ADRs”) or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. Each Fund may invest up to 20% of its net assets in companies outside of the technology industry. The portfolio managers invest in the stocks of companies of any size without regard to market capitalization.

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The portfolio managers make investment decisions for each Fund on the basis of fundamental security analysis. Once an issuer is identified as an attractive candidate for a Fund’s portfolio, the portfolio managers assess the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield and cash flow, among others. A Fund may invest, to a limited degree, in securities issued in initial public offerings.

Many of the common stocks purchased by a Fund will not pay dividends; instead, stocks will be bought for the potential that their prices will increase and provide capital appreciation for the Fund.

FBR Gas Utility Index Fund and Hennessy Select Gas Utility Index Fund

The investment objective of the FBR Gas Utility Index Fund and the Hennessy Select Gas Utility Index is income and capital appreciation.

Designed as an index fund, each Fund intends to provide investment results that replicate the performance of the American Gas Association Stock Index (“Index”), an index maintained by the American Gas Association (“AGA”), a national trade association of natural gas companies. The Index consists of approximately 67 publicly traded companies, both domestic and foreign, of natural gas distribution, gas pipeline, diversified gas and combination gas and electric companies whose securities are traded on a U.S. securities exchange (exclusive of treasury stock). While each Fund’s investments will primarily be in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The stocks included in each Fund are chosen solely on the statistical basis of their weightings in the Index.

Each Fund intends to invest under normal circumstances at least 85% of its net assets in the common stock of companies that have natural gas distribution and transmission operations. No attempt is made to manage a Fund’s portfolio actively in the traditional sense by using economic, financial or market analysis; nor will the adverse financial situation of a company directly result in its elimination from the Fund’s portfolio unless the company is removed from the Index. The percentage of each Fund’s assets to be invested in each company’s stock contained within the Index is approximately the same as the percentage the stock represents in the Index. Each stock’s proportion of the Index is based on that stock’s market capitalization, that is, the number of shares outstanding multiplied by the market price of the stock. Such computation is also weighted to reduce the effect of assets not connected with natural gas distribution and transmission revenue. To avoid deviation in a Fund’s performance from the Index, the Fund will seek to invest substantially all of its assets in the stocks of the Index. Although there is no predetermined acceptable range of deviation between the performance of the Index and that of a Fund, the Fund attempts to achieve a correlation of approximately 95% or better between its total return and that of the Index. One-hundred percent correlation would mean the total return of a Fund’s assets would increase and decrease exactly the same as the Index. If a deviation occurs, it may be the result of various expenses incurred by a Fund, such as management fees, transaction costs and other operating expenses.

FBR Balanced Fund and Hennessy Select Balanced Fund

The investment objective of the FBR Balanced Fund and the Hennessy Select Balanced Fund is to seek long-term capital growth and current income.

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To pursue its investment objectives, each Fund invests in a blend of domestic common stocks, preferred stocks, convertible securities and core, high quality domestic corporate, agency and government bonds. Each Fund may also invest in mortgage-backed securities, asset-backed securities and Yankee bonds. Each Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. Each Fund may invest in the stocks of companies of any size without regard to market capitalization. Each Fund may invest up to 10% of its assets in high yield bonds (commonly known as “junk bonds”). The allocation of assets invested in each type of security is designed to balance yield income and long-term capital appreciation with reduced volatility of returns. The approach of both sub-advisers of each Fund places a focus on seeking downside protection. Each Fund expects to change its allocation mix over time based on the portfolio managers’ view of economic conditions and underlying security values. Each Fund may invest in Initial Public Offerings. Under normal circumstances, the portfolio managers will allocate approximately 40% of each Fund’s assets to a sub-adviser to be invested in fixed income securities and the remainder of the Fund’s assets to a sub-adviser to be invested in equity securities. Many of a Fund’s common stock investments are expected to pay dividends.

The London Company (“London Co.”) manages the equity portion of each Fund’s portfolio and Financial Counselors, Inc. (“FCI”) manages the fixed income portion of each Fund’s portfolio. London Co. utilizes a bottom-up approach in its security selection for the equity segment of each Fund and focuses on selecting securities of companies that have demonstrated market dominance, have low business risk, continue to have solid long-term growth prospects and have averaged 15% or greater internal growth. In addition, London Co. further makes determinations regarding stock selection by considering companies that have shareholder-oriented management that have a history of aligning with shareholder interest through stock incentives, insider buying and corporate buy-backs.

FCI will use its core fixed income philosophy to manage the fixed income segment of each Fund. FCI’s core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection. FCI applies a reasoned approach to fixed income management which is based on continuous analysis and assessment of the variables that influence bond prices. FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.

FBR Core Bond Fund and Hennessy Select Core Bond Fund

The investment objective of the FBR Core Bond Fund and the Hennessy Select Core Bond Fund is to seek current income with capital growth as a secondary objective.

To pursue its investment objectives, each Fund, under normal circumstances, invests at least 80% of its net assets in fixed income securities, which include domestic investment grade corporate, agency and governmental bonds. Each Fund may also invest in mortgage-backed securities, asset-backed securities and Yankee bonds. Each Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The Fund may invest up to 10% of its assets in high yield bonds (commonly known as “junk bonds”). The Fund may invest in Initial Public Offerings.

Financial Counselors, Inc. will use its core fixed income philosophy to manage each Fund. FCI’s core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection. FCI applies a reasoned approach to fixed income management which is based on continuous analysis and assessment of the variables that influence bond prices. FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.

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2.	Investment Advisory Services

FBR Fund Advisers, Inc., located at 1001 Nineteenth Street North, Arlington, Virginia 22209, serves as the investment adviser to the FBR Funds.  FBR Fund Advisers directs the investment of each Fund’s assets, subject at all times to the supervision of the Board of Trustees of The FBR Funds.  FBR Fund Advisers continually conducts investment research and supervision for the FBR Funds and is responsible for the purchase and sale of each Fund’s investments.  FBR Fund Advisers was organized as a Delaware corporation in 1996 and is registered with the Securities and Exchange Commission as an investment adviser.  As of June 30, 2012, FBR Fund Advisers managed approximately $2.0 billion of net assets on behalf of the funds it advises.  FBR Fund Advisers is a subsidiary of FBR & Co.

Hennessy Advisors, Inc., 7250 Redwood Blvd., Suite 200, Novato, California 94945 (referred to as the Manager), serves as the investment advisor to the Hennessy Funds. The Manager has been providing investment advisory services since 1989. The Manager furnishes each Hennessy Fund with office space and certain administrative services and provides most of the personnel needed by the Hennessy Funds.

FBR Fund Advisers currently retains The London Company, located at 1801 Bayberry Court, Suite 301, Richmond, VA 23226, and Financial Counselors, Inc., located at 442 West 47th Street, Kansas City, MO 64110, to manage the FBR Balanced Fund’s equity and fixed income investments, respectively. The Manager will retain London Co. and FCI to manage the Hennessy Select Balanced Fund’s equity and fixed income investments.

FBR Fund Advisers retains FCI to manage the FBR Core Bond Fund.  The Manager will retain FCI to manage the Hennessy Select Core Bond Fund.

In London Co.’s and FCI’s capacity as sub-advisors, subject to the supervision of FBR Fund Advisers and the Board of Trustees of The FBR Funds or the Manager and the Board of Trustees of Hennessy Funds Trust, as applicable, London Co. and FCI direct the investment of their portion of the Funds’ assets, continually conduct investment research and supervision for the Funds, and are responsible for the purchase and sale of the Funds’ investments.  For these services, FBR Fund Advisers and the Manager (and not the Funds) pay London Co. and FCI a fee from their advisory fees.

The Manager will retain a newly formed, registered investment adviser, Broad Run Investment Management, LLC, to manage the Hennessy Select Focus Fund. This sub-advisor is owned by the current portfolio managers of the FBR Focus Fund, and these portfolio managers will serve as the portfolio managers of the Hennessy Select Focus Fund. In the capacity as sub-advisor, subject to the supervision of the Manager and the Board of Trustees of the Hennessy Funds Trust, Broad Run Investment Management directs the investment of the Hennessy Select Focus Fund’s assets, continually conducts investment research and supervision for the Fund, and is responsible for the purchase and sale of the Fund’s investments.  For these services, the Manager (and not the Fund) pays Broad Run Investment Management, LLC a fee from the Manager’s advisory fees.

3.	Distribution Services

FBR Investment Services, Inc., located at 1001 19th Street North, Arlington, VA  22209, currently acts as the distributor for the FBR Funds.

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Quasar Distributors, LLC (referred to as Quasar), 615 East Michigan Street, Milwaukee, Wisconsin 53202 acts as distributor for the Hennessy Funds. As such, Quasar is responsible for all purchases, sales, redemptions, and other transfers of shares. As distributor, Quasar also provides certain administrative services. Shares of the Hennessy Funds are offered for sale on a continuous basis at net asset value per share. Quasar is a registered broker-dealer and member of the Financial Industry Regulatory Authority (referred to as FINRA).

Each FBR Fund (other than the FBR Gas Utility Index Fund) has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, which allows the Fund to pay distribution fees for the sale and distribution of its shares. Each of the Hennessy Funds has adopted a distribution plan. The Board of Trustees of the Hennessy Funds has not authorized the payment of Rule 12b-1 fees for the Hennessy Select Gas Utility Index Fund, and, subject to any applicable shareholder or additional board approval, will not authorize any such payments prior to [•][•], 2014. Under the distribution plan, each Fund may pay a service and/or distribution fee at an annual rate of up to 0.25% of the Fund’s average daily net assets. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

4.	Purchase and Redemption Procedures

The FBR Funds and the Hennessy Funds have similar purchase and redemption procedures. Purchases and sales (redemptions) of shares of both the FBR Funds and the Hennessy Funds are made at the net asset value per share next determined after receipt of the complete and accurate purchase or redemption order by the respective fund’s transfer agent. The minimum initial investment for Investor Class shares of the FBR Funds is $2,000, while the minimum initial investment for Investor Class shares of the Hennessy Funds is $2,500. The minimum initial investment for Institutional Class shares of the FBR Funds is $1,000,000, while the minimum initial investment for Institutional Class shares of the Hennessy Funds is $250,000. Both the FBR Funds and the Hennessy Funds may waive the investment minimums from time to time.

Both the FBR Funds and the Hennessy Funds offer a systematic investment plan or automatic investment plan, whereby an existing shareholder may authorize the FBR Funds and the Hennessy Funds to withdraw from his or her personal bank account each month an amount that such shareholder wishes to invest.

5.	Exchange Procedures

Shareholders of the FBR Funds may exchange shares of the FBR Funds between FBR Funds any day that the FBR Funds and the New York Stock Exchange are open for business.

Shareholders of the Hennessy Funds may exchange shares of a Hennessy Fund for shares of any of the other Hennessy Fund any day that the Hennessy Funds and the New York Stock Exchange are open for business. Shareholders of the Hennessy Funds may also exchange shares of a Hennessy Fund for shares of the First American Prime Obligations Fund, a money market mutual fund that is not affiliated with the Hennessy Funds or the Manager. Exchanges are done at no cost.

E.	Federal Tax Consequences of the Proposed Reorganization

The FBR Funds will have received on the closing date an opinion of Foley & Lardner LLP, legal counsel to the Hennessy Funds, to the effect that the proposed Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code. Accordingly, no gain or loss will be recognized by the FBR Funds upon the transfer of assets solely in exchange for shares of the Hennessy Funds and its assumption of liabilities, if any, or by shareholders of the FBR Funds upon their receipt of shares of the respective Hennessy Fund. The tax basis for the shares of the Hennessy Fund received by shareholders will be the same as their tax basis for the shares of the FBR Fund to be constructively surrendered in exchange therefore. In addition, the holding period of the shares of the Hennessy Fund to be received in connection with the Reorganization will include the period during which the shares of the FBR Fund to be constructively surrendered in exchange therefore were held, provided the latter shares were held as capital assets by the shareholders on the date of the exchange.

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II.	PRINCIPAL RISK FACTORS

FBR Focus Fund and Hennessy Select Focus Fund

The risks related to the principal investment strategies of the FBR Focus Fund and the Hennessy Select Focus Fund are as follows:

Market Risk.  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Temporary Defensive Positions.  A Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of a Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, each Fund may invest in cash and/or short-term obligations.

Mid-Cap and Small-Cap Investments.  Each Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Non-Diversification.  Each Fund is classified as a “non-diversified” fund which means that the Fund may own larger positions in a smaller number of securities.  A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

FBR Large Cap Financial Fund and Hennessy Select Large Cap Financial Fund

The risks related to the principal investment strategies of the FBR Large Cap Financial Fund and the Hennessy Select Large Cap Financial Fund are as follows:

Market Risk.  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Temporary Defensive Positions.  A Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of a Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, each Fund may invest in cash and/or short-term obligations.

Mid-Cap and Small-Cap Investments.  Each Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

10

Industry Concentration.  Each Fund concentrates its investments within a group of industries.  Because of its narrow industry focus, the performance of a Fund is tied closely to and affected by developments in the financial services group of industries, such as the possibility that government regulation will negatively impact companies involved in the financial services group of industries.  Financial services companies can be influenced by adverse effects of volatile interest rates and other factors. A Fund may incur a loss on an investment in the securities issued by these institutions.

Non-Diversification.  Each Fund is classified as a “non-diversified” fund which means that the Fund may own larger positions in a smaller number of securities.  A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

FBR Small Cap Financial Fund and Hennessy Select Small Cap Financial Fund

The risks related to the principal investment strategies of the FBR Small Cap Financial Fund and the Hennessy Select Small Cap Financial Fund are as follows:

Market Risk.  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Temporary Defensive Positions.  A Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of a Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, each Fund may invest in cash and/or short-term obligations.

Small-Cap Investments.  Investing in the securities of small-cap companies generally involves greater risk than investing in larger, more established companies.  Generally, there is less publicly available information concerning small-cap companies than for larger, more established companies.  Small-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile.  Additionally, because small-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

Real Estate-Related Risk.  Because each Fund focuses on financial services companies that may invest in real estate, the Fund is subject to the risks associated with ownership of real estate and with the real estate industry in general.  Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions and are particularly sensitive to economic downturns.  Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes.

Industry Concentration.  Each Fund concentrates its investments within a group of industries.  Because of its narrow industry focus, the performance of a Fund is tied closely to and affected by developments in the financial services group of industries, such as the possibility that government regulation will negatively impact companies involved in the financial services group of industries.  Financial services companies can be influenced by adverse effects of volatile interest rates and other factors. A Fund may incur a loss on an investment in the securities issued by these institutions.

11

Non-Diversification.  Each Fund is classified as a “non-diversified” fund which means that the Fund may own larger positions in a smaller number of securities.  A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

FBR Technology Fund and Hennessy Select Technology Fund

The risks related to the principal investment strategies of the FBR Technology Fund and the Hennessy Select Technology Fund are as follows:

Market Risk.  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Temporary Defensive Positions.  A Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of a Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, each Fund may invest in cash and/or short-term obligations.

Mid-Cap and Small-Cap Investments.  Each Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Industry Concentration.  Each Fund concentrates its investments within the technology industry.  Because of its narrow industry focus, the performance of a Fund is tied closely to and is affected by developments in the technology industry and its related businesses. The value of the Fund’s shares may fluctuate more than shares of a fund investing in other industries or in a broader range of industries..

IPO Investments.  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Foreign Investments.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.  Each Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer.  In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

12

Non-Diversification.  Each Fund is classified as a “non-diversified” fund which means that the Fund may own larger positions in a smaller number of securities.  A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

FBR Gas Utility Index Fund and Hennessy Select Gas Utility Index Fund

The risks related to the principal investment strategies of the FBR Gas Utility Index Fund and the Hennessy Select Gas Utility Index Fund are as follows:

Market Risk.  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Temporary Defensive Positions.  A Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of a Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, each Fund may invest in cash and/or short-term obligations.

Industry Concentration.  Each Fund concentrates its investments within the natural gas distribution and transmission industry.  Because of its narrow industry focus, the performance of a Fund is tied closely to and affected by developments in the natural gas distribution and transmission industry, such as competition and weather.  The gas industry is also sensitive to increased interest rates because of the industry’s capital intensive nature. In the event a Fund experiences significant purchase and/or redemption requests, it may have difficulty providing investment results that replicate the index.

Foreign Investments.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.  Each Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer.  In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Non-Diversification.  Each Fund is classified as a “non-diversified” fund which means that the Fund may own larger positions in a smaller number of securities.  A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

Index Tracking.  While each Fund seeks to track the performance of the Index as closely as possible, the Fund’s return may not always be able to match or achieve a high correlation with the return of the Index due to such factors as the various expenses incurred by the Fund, such as management fees, transaction costs and other operating expenses which are not incurred by the Index.  In addition, a Fund may not be fully invested at all times in the Index as a result of cash flows into the Fund or reserves of cash that are maintained in order to meet redemption requests and cover operating expenses.

13

FBR Balanced Fund and Hennessy Select Balanced Fund

The risks related to the principal investment strategies of the FBR Balanced Fund and the Hennessy Select Balanced Fund are as follows:

Market Risk.  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Equity Investments.  Because a Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund’s performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Debt Investments.  The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  Furthermore, these fluctuations tend to increase as a bond’s maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Foreign Investments.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.  Each Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer.  In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

High Yield Investments.  Each Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Fund.

IPO Investments.  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

14

Mortgage-Backed and Asset-Backed Securities Investments.  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, a Fund may have to replace the security by investing the proceeds in a less attractive security.  This may reduce a Fund’s share price and income distribution.

Temporary Defensive Positions.  A Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of a Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, each Fund may invest in cash and/or short-term obligations.

FBR Core Bond Fund and Hennessy Select Core Bond Fund

The risks related to the principal investment strategies of the FBR Core Bond Fund and the Hennessy Select Core Bond Fund are as follows:

Market Risk.  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Debt Investments.  The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  Furthermore, these fluctuations tend to increase as a bond’s maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Foreign Investments.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.  Each Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer.  In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

High Yield Investments.  Each Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Fund.

IPO Investments.  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

15

Mortgage-Backed and Asset-Backed Securities Investments.  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, a Fund may have to replace the security by investing the proceeds in a less attractive security.  This may reduce a Fund’s share price and income distribution.

Temporary Defensive Positions.  A Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of a Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, each Fund may invest in cash and/or short-term obligations.

III.	COMPARISON FEE TABLES AND EXAMPLES

A.	Fee Tables

For all of the Funds, you will pay indirectly various expenses because each Fund pays fees and expenses that reduce the return on your investment. The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Hennessy Funds. Only pro forma information has been presented with respect to the Hennessy Funds because each Hennessy Fund will not commence operations until the applicable Reorganization is completed. The Reorganizations themselves will not cause a shareholder to directly pay any additional fees.

With respect to the fees and expenses of the Hennessy Funds, and as set forth below, the investment management fees charged by the Hennessy Funds will be the same as the investment management fees charged by the corresponding FBR Funds.

16

FBR Focus Fund

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fees	0.90%	0.90%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	0.29%	0.25%
Total Annual Fund Operating Expenses	1.44%	1.15%

Hennessy Select Focus Fund Pro Forma

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fees	0.90%	0.90%
Distribution (12b-1) Fees	0.25%	None
Other Expenses (1)	0.24%	0.19%
Total Annual Fund Operating Expenses	1.39%	1.09%

(1) “Other Expenses” have been adjusted as necessary from amounts incurred during the FBR Fund’s most recent fiscal year to reflect current fees and expenses.

17

FBR Large Cap Financial Fund

Shareholder Fees (fees paid directly from your investment)

Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Investor Class
Management Fees	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.46%
Acquired Fund Fees and Expenses (AFFE) (1)	0.01%
Total Annual Fund Operating Expenses	1.62%

Hennessy Select Large Cap Financial Fund Pro Forma

Shareholder Fees (fees paid directly from your investment)

Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Investor Class
Management Fees	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses (2)	0.29%
Acquired Fund Fees and Expenses (AFFE) (1)	0.01%
Total Annual Fund Operating Expenses	1.45%

(1) The Total Annual Fund Operating Expenses above differ from the amounts shown in the FBR Fund’s Financial Highlights for its most recent fiscal year, which reflects only the operating expenses of the Fund and do not include AFFE (i.e., fees and expenses of other funds in which the FBR Fund has invested).

(2) “Other Expenses” have been adjusted as necessary from amounts incurred during the FBR Fund’s most recent fiscal year to reflect current fees and expenses.

18

FBR Small Cap Financial Fund

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fees	0.90%	0.90%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	0.37%	0.44%
Acquired Fund Fees and Expenses (AFFE) (1)	0.16%	0.16%
Total Annual Fund Operating Expenses	1.68%	1.50%

Hennessy Select Small Cap Financial Fund Pro Forma

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fees	0.90%	0.90%
Distribution (12b-1) Fees	0.25%	None
Other Expenses (2)	0.25%	0.23%
Acquired Fund Fees and Expenses (AFFE) (1)	0.16%	0.16%
Total Annual Fund Operating Expenses	1.56%	1.29%

(1) The Total Annual Fund Operating Expenses above differ from the amounts shown in the FBR Fund’s Financial Highlights for its most recent fiscal year, which reflects only the operating expenses of the Fund and do not include AFFE (i.e., fees and expenses of other funds in which the FBR Fund has invested).

(2) “Other Expenses” have been adjusted as necessary from amounts incurred during the FBR Fund’s most recent fiscal year to reflect current fees and expenses.

19

FBR Technology Fund

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fees	0.90%	0.90%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	1.64%	2.55%
Acquired Fund Fees and Expenses (AFFE) (1)	0.03%	0.03%
Total Annual Fund Operating Expenses	2.82%	3.48%
Fee Waiver (2)	-0.84%	-1.75%
Total Annual Fund Operating Expenses After Fee Waiver	1.98%	1.73%

Hennessy Select Technology Fund Pro Forma

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fees	0.90%	0.90%
Distribution (12b-1) Fees	0.25%	None
Other Expenses (3)	1.76%	1.63%
Acquired Fund Fees and Expenses (AFFE) (1)	0.03%	0.03%
Total Annual Fund Operating Expenses	2.94%	2.56%
Fee Waiver (2)	-0.96%	-0.83%
Total Annual Fund Operating Expenses After Fee Waiver	1.98%	1.73%

(1) The Total Annual Fund Operating Expenses above differ from the amounts shown in the FBR Fund’s Financial Highlights for its most recent fiscal year, which reflects only the operating expenses of the Fund and do not include AFFE (i.e., fees and expenses of other funds in which the FBR Fund has invested).

(2) The investment adviser has contractually agreed to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.95% of the average daily net assets of the Fund’s Investor Class and 1.70% of the average daily net assets of the Fund’s Institutional Class (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses), through February 28, 2015. The investment adviser may recoup from the Fund any waived amount within three years, if such reimbursement does not cause the Fund to exceed existing expense limitations. The agreement may only be terminated by the Fund’s Board.

(3) “Other Expenses” have been adjusted as necessary from amounts incurred during the FBR Fund’s most recent fiscal year to reflect current fees and expenses.

20

FBR Gas Utility Index Fund

Shareholder Fees (fees paid directly from your investment)

Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Investor Class
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	0.31%
Total Annual Fund Operating Expenses	0.71%

Hennessy Select Gas Utility Index Fund Pro Forma

Shareholder Fees (fees paid directly from your investment)

Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Investor Class
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses (1)	0.25%
Total Annual Fund Operating Expenses	0.65%

(1) “Other Expenses” have been adjusted as necessary from amounts incurred during the FBR Fund’s most recent fiscal year to reflect current fees and expenses.

21

FBR Balanced Fund

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fees	0.80%	0.80%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	0.49%	0.32%
Acquired Fund Fees and Expenses (AFFE) (1)	0.06%	0.06%
Total Annual Fund Operating Expenses	1.60%	1.18%
Fee Waiver (2)	-0.21%	-0.04%
Total Annual Fund Operating Expenses After Fee Waiver	1.39%	1.14%

Hennessy Select Balanced Fund Pro Forma

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fees	0.80%	0.80%
Distribution (12b-1) Fees	0.25%	None
Other Expenses (3)	0.23%	0.20%
Acquired Fund Fees and Expenses (AFFE) (1)	0.06%	0.06%
Total Annual Fund Operating Expenses	1.34%	1.06%

(1) The Total Annual Fund Operating Expenses above differ from the amounts shown in the FBR Fund’s Financial Highlights for its most recent fiscal year, which reflects only the operating expenses of the Fund and do not include AFFE (i.e., fees and expenses of other funds in which the FBR Fund has invested) and certain voluntary fee waivers.

(2) The investment adviser has contractually agreed to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.08% of the average daily net assets of the Fund’s Investor Class and Institutional Class (excluding 12b-1 fees, interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses), through February 28, 2015. The investment adviser may recoup from the Fund any waived amount within three years, if such reimbursement does not cause the Fund to exceed existing expense limitations. The agreement may only be terminated by the Fund’s Board.

(3) “Other Expenses” have been adjusted as necessary from amounts incurred during the FBR Fund’s most recent fiscal year to reflect current fees and expenses.

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FBR Core Bond Fund

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fees	0.80%	0.80%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	1.33%	0.63%
Acquired Fund Fees and Expenses (AFFE) (1)	0.21%	0.21%
Total Annual Fund Operating Expenses	2.59%	1.64%
Fee Waiver (2)	-1.08%	-0.38%
Total Annual Fund Operating Expenses After Fee Waiver	1.51%	1.26%

Hennessy Select Core Bond Fund Pro Forma

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fees	0.80%	0.80%
Distribution (12b-1) Fees	0.25%	None
Other Expenses (3)	0.76%	0.51%
Acquired Fund Fees and Expenses (AFFE) (1)	0.21%	0.21%
Total Annual Fund Operating Expenses	2.02%	1.52%
Fee Waiver (2)	-0.51%	-0.26%
Total Annual Fund Operating Expenses After Fee Waiver	1.51%	1.26%

(1) The Total Annual Fund Operating Expenses above differ from the amounts shown in the FBR Fund’s Financial Highlights for its most recent fiscal year, which reflects only the operating expenses of the Fund and do not include AFFE (i.e., fees and expenses of other funds in which the FBR Fund has invested).

(2) The investment adviser has contractually agreed to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.05% of the average daily net assets of the Fund’s Investor Class and Institutional Class (excluding 12b-1 fees, interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses), through February 28, 2015. The investment adviser may recoup from the Fund any waived amount within three years, if such reimbursement does not cause the Fund to exceed existing expense limitations. The agreement may only be terminated by the Fund’s Board.

(3) “Other Expenses” have been adjusted as necessary from amounts incurred during the FBR Fund’s most recent fiscal year to reflect current fees and expenses.

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B.	Example

The example set forth below is intended to help you compare the cost of investing in the FBR Funds and the Hennessy Funds with other mutual funds.

The example assumes that you invest $10,000 in the specified fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and other distributions are reinvested and that total operating expenses for each fund are those shown in the tables above (using net annual fund operating expenses for the first year, to reflect expense reimbursement obligations, and gross annual fund operating expenses for all other years) and remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FBR Focus Fund

	One Year	Three Years	Five Years	Ten Years
Investor Class	$147	$456	$787	$1,724
Institutional Class	$117	$365	$633	$1,398

Hennessy Select Focus Fund Pro Forma

	One Year	Three Years	Five Years	Ten Years
Investor Class	$142	$440	$761	$1,669
Institutional Class	$111	$347	$601	$1,329

FBR Large Cap Financial Fund

	One Year	Three Years	Five Years	Ten Years
Investor Class	$165	$511	$881	$1,922

Hennessy Select Large Cap Financial Fund Pro Forma

	One Year	Three Years	Five Years	Ten Years
Investor Class	$148	$459	$792	$1,735

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FBR Small Cap Financial Fund

	One Year	Three Years	Five Years	Ten Years
Investor Class	$171	$530	$913	$1,987
Institutional Class	$153	$474	$818	$1,791

Hennessy Select Small Cap Financial Fund Pro Forma

	One Year	Three Years	Five Years	Ten Years
Investor Class	$159	$493	$850	$1,856
Institutional Class	$131	$409	$708	$1,556

FBR Technology Fund

	One Year	Three Years	Five Years	Ten Years
Investor Class	$201	$621	$1,252	$2,951
Institutional Class	$176	$545	$1,323	$3,375

Hennessy Select Technology Fund Pro Forma

	One Year	Three Years	Five Years	Ten Years
Investor Class	$201	$819	$1,463	$3,193
Institutional Class	$176	$718	$1,286	$2,833

FBR Gas Utility Index Fund

	One Year	Three Years	Five Years	Ten Years
Investor Class	$73	$227	$395	$883

Hennessy Select Gas Utility Index Fund Pro Forma

	One Year	Three Years	Five Years	Ten Years
Investor Class	$66	$208	$362	$810

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FBR Balanced Fund

	One Year	Three Years	Five Years	Ten Years
Investor Class	$142	$440	$808	$1,844
Institutional Class	$116	$362	$637	$1,421

Hennessy Select Balanced Fund Pro Forma

	One Year	Three Years	Five Years	Ten Years
Investor Class	$136	$425	$734	$1,613
Institutional Class	$108	$337	$585	$1,294

FBR Core Bond Fund

	One Year	Three Years	Five Years	Ten Years
Investor Class	$154	$477	$1,065	$2,664
Institutional Class	$128	$400	$778	$1,842

Hennessy Select Core Bond Fund Pro Forma

	One Year	Three Years	Five Years	Ten Years
Investor Class	$154	$584	$1,041	$2,307
Institutional Class	$128	$455	$804	$1,790

IV.	THE PROPOSED PLAN AND RESULTING REORGANIZATION

The following is a summary of key information concerning the proposed Reorganization. Keep in mind that more detailed information appears in the Plan, a copy of which is attached to this proxy statement/prospectus as Exhibit A, and in the documents incorporated by reference into this proxy statement/prospectus.

On June 6, 2012, FBR Fund Advisers and the Manager entered into an Asset Purchase Agreement (referred to as the Agreement) pursuant to which the Manager agreed to purchase certain assets of FBR Fund Advisers relating to the FBR Funds and the FBR Large Cap Fund, the FBR Mid Cap Fund and the FBR Small Cap Fund. The Reorganization is a condition to the purchase contemplated by the Agreement. Material terms of the Agreement include:

Purchased Assets. On the closing date, FBR Fund Advisers will deliver to the Manager:

•	all files, books, records and data files (in whatever form or forms including hard copy, microfilm, microfiche, CD ROM or other electronic media, including the software necessary to access the same) owned by FBR Fund Advisers relating to investment accounts and investment history of the FBR Funds (except to the extent that FBR Fund Advisers is required by applicable law to retain such materials or copies thereof in which event FBR Fund Advisers will, at its own expense, provide to the Manager such materials or copies thereof, whichever is available); and

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•	all records required to be maintained and retained under the Investment Company Act of 1940, as amended, or the Investment Advisers Act of 1940, as amended, in connection with FBR Fund Advisers’ provision of investment advisory services to the FBR Funds (except to the extent that FBR Fund Advisers is required by applicable law to retain such materials or copies thereof in which event FBR Fund Advisers will provide to the Manager such materials or copies thereof, whichever is available and complies with applicable law).

Purchase Price. The Agreement includes customary representations, warranties and covenants of the Manager and FBR Fund Advisers, and provides for an initial payment upon closing, and a subsequent payment upon the first anniversary of closing. In each case, the payment amount is based on assets under management for the applicable funds and is currently anticipated to be approximately $28.75 million (a substantial portion of which will be debt financed) in total based on assets of $1.9 billion as of March 31, 2012, with the actual amount of the payments to vary based on the actual assets under management at the applicable measurement date.

A.	Summary of the Proposed Reorganization

Pursuant to the Plan, the Hennessy Funds will acquire all of the assets, and assume the liabilities of the applicable FBR Fund solely in exchange for that number of full and fractional shares of the applicable Hennessy Fund having an aggregate net asset value equal to the aggregate net asset value of the FBR Fund as of the close of business on the business day immediately preceding the closing date of the proposed Reorganization (referred to as the Valuation Date). Immediately thereafter, the applicable FBR Fund will distribute such Hennessy Fund shares to its shareholders by establishing accounts on the Hennessy Fund’s share records in the names of those shareholders representing the respective pro rata number of Hennessy Fund shares deliverable to them, in complete liquidation of the applicable FBR Fund.

Until the closing date of the proposed Reorganization, shareholders of the FBR Funds will continue to be able to redeem their shares at the net asset value next determined after receipt by the FBR Funds’ transfer agent of a redemption request in proper form. Redemption and purchase requests received by the transfer agent after such closing date will be treated as requests received for the redemption or purchase of shares of the Hennessy Funds received by the shareholder in connection with the Reorganization. After the proposed Reorganization is consummated, all of the issued and outstanding shares of the FBR Funds will be canceled on the books of the FBR Funds and the transfer books of the FBR Funds will be permanently closed. Certificates evidencing the Hennessy Fund shares will not be issued to the FBR Funds’ shareholders.

Generally, the assets transferred by the FBR Funds to the Hennessy Funds will include all investments of the FBR Funds held in its portfolio as of the Valuation Date and all other assets of the FBR Funds as of such time. No sales charges will be imposed on the shares of the Hennessy Funds issued in connection with the proposed Reorganization.

Since the shares of the Hennessy Funds will be issued at net asset value in exchange for the net assets of the FBR Funds having a value equal to the aggregate net asset value of the shares of the FBR Funds as of the Valuation Date, the net asset value per share of the Hennessy Funds should remain virtually unchanged solely as a result of the Reorganization. Thus, the Reorganization should not result in dilution of the net asset value of the FBR Funds or the Hennessy Funds immediately following consummation of the Reorganization. However, a shareholder of the FBR Funds may end up with a different number of shares compared to what he or she originally held, but the total dollar value of shares held will remain the same.

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If the shareholders of the FBR Funds approve the Reorganization at the special meeting, all required regulatory approvals are obtained, and certain conditions are either met or waived, it is expected that the Reorganization will take place on or about October [•], 2012, or such other date as is agreed to by the parties. If the FBR Funds’ shareholders do not approve the Reorganization, the FBR Funds will continue to operate and the Board may take any further action it deems to be in the best interest of the FBR Funds and its shareholders, subject to approval by the FBR Funds’ shareholders if required by applicable law.

B.	Terms of the Plan

The following is a summary of the significant terms of the Plan. This summary is qualified in its entirety by reference to the Plan, which is attached hereto as Exhibit A.

Valuation. The assets of the FBR Funds will be valued as of the time at which the net asset value is calculated pursuant to the valuation procedures set forth in the Hennessy Funds’ then current Prospectus and Statement of Additional Information on the Valuation Date, or at such time on such earlier or later date as may be mutually agreed on in writing by the parties.

The net asset value of each share of the Hennessy Funds will be the net asset value per share computed on the Valuation Date, using the market valuation procedures set forth in the Hennessy Funds’ then current Prospectus and Statement of Additional Information.

Issuance and Distribution of Hennessy Fund Shares. On the Closing Date (as defined in the Plan), the Hennessy Funds will deliver to the FBR Funds a number of full and fractional shares of the Hennessy Funds, the number of which will be determined by dividing (i) the value of the FBR Funds’ assets, net of the FBR Funds’ liabilities, computed pursuant to the valuation procedures set forth in the Hennessy Funds’ then current Prospectus and Statement of Additional Information as of the Valuation Date, by (ii) the net asset value of one share of the Hennessy Funds computed using the market valuation procedures set forth in the Hennessy Funds’ then current Prospectus and Statement of Additional Information as of the Valuation Date. The FBR Funds will then distribute the shares of the Hennessy Funds received pro rata to its shareholders of record as of the Valuation Date in exchange for such shareholders’ proportional interests in the FBR Funds. The Hennessy Funds shares received by the FBR Funds’ shareholder will have the same aggregate net asset value as such shareholder’s interest in the FBR Funds as of the Valuation Date.

Expenses. FBR Fund Advisers and Hennessy Advisors will pay all of the expenses related to the Reorganization. The costs of the Reorganization include, but are not limited to, costs associated with the preparation and filing of the Registration Statement and printing and distribution of the proxy statement/prospectus, legal fees, accounting fees, securities registration fees, proxy solicitation expenses and other expenses of holding the special meeting.

Required Approvals. Assuming a quorum is present, the Plan will be approved by the affirmative “vote of a majority of the outstanding voting securities” of the FBR Funds, as such phrase is defined in the Investment Company Act of 1940, as amended,. The “vote of a majority of the outstanding voting securities” means: the affirmative vote of the lesser of (i) 67% or more of the outstanding voting securities present at the meeting if more than 50% of the outstanding voting securities are present in person or by proxy or (ii) more than 50% of the outstanding voting securities. Approval of the proposal to adjourn the special meeting to solicit additional proxies if there are insufficient votes at the time of the adjournment to approve the Plan, requires a majority of the votes properly cast upon the question of adjournment, whether or not a quorum is present.

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Amendments and Conditions. Generally, the Plan may be amended by the mutual written consent of the parties thereto, notwithstanding approval thereof by Fund shareholders, provided that no such amendment will have a material adverse effect on the interests of such shareholders without their further approval. The obligations of the FBR Funds and the Hennessy Funds pursuant to the Plan are subject to various conditions, including the requisite approval of the Reorganization by the FBR Funds’ shareholders, the receipt of a legal opinion as to tax matters and the confirmation by the FBR Funds and the Hennessy Funds of the continuing accuracy of their respective representations and warranties contained in the Plan.

Termination. The Plan may be terminated, and the Reorganization abandoned, whether before or after the requisite approval by the shareholders of the FBR Funds, at any time prior to the closing, (i) by the FBR Funds if any conditions precedent to the obligations of the FBR Funds have not been fulfilled or waived; (ii) by Hennessy Funds if any conditions precedent to the obligations of the Hennessy Funds have not been fulfilled or waived; or (iii) by mutual consent of the FBR Funds and the Hennessy Funds.

Indemnification. The Hennessy Funds have agreed to indemnify the FBR Funds and their trustees and officers from all liabilities that may arise in connection with, or as a result of, any breach of representation or warranty made by the Hennessy Funds.

The FBR Funds have agreed to indemnify the Hennessy Funds and their trustees and officers from all liabilities that may arise in connection with, or as a result of, any breach of representation or warranty made by the FBR Funds.

C.	Description of the Hennessy Fund Shares

Each Hennessy Fund share issued to Fund shareholders in connection with the Reorganization will be duly authorized, validly issued, fully paid and nonassessable when issued, and will be transferable without restriction and will have no preemptive or conversion rights. The Hennessy Fund shares will be sold and redeemed based upon the net asset value of the Hennessy Fund next determined after receipt of the purchase or redemption request, as described in the Hennessy Funds’ Prospectus.

D.	Reasons for the Reorganization Considered by the Board

The Board of Trustees of the FBR Funds, including a majority of the independent trustees, has determined that the interests of the FBR Funds’ shareholders will not be diluted as a result of the proposed Reorganization and that the proposed Reorganization is in the best interests of the FBR Funds’ shareholders.

The reasons that the Reorganization is proposed by FBR Fund Advisers are described above under “Synopsis – Reasons for the Reorganization/Board Deliberations.”

If the Plan is not approved by an FBR Fund’s shareholders, then the FBR Fund will continue to operate and the Board may take any further action it deems to be in the best interest of the FBR Fund and its shareholders, subject to approval by the FBR Fund’s shareholders if required by applicable law.

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E.	Federal Income Tax Consequences

As a condition of the Reorganization, the FBR Funds and the Hennessy Funds will have received an opinion of Foley & Lardner LLP, legal counsel to the Hennessy Funds, to the effect that for federal income tax purposes: (i) the Reorganization will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code, and the corresponding FBR Fund and Hennessy Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by a Hennessy Fund upon its receipt of the corresponding FBR Fund assets in exchange for Hennessy Fund shares and the assumption by the Hennessy Fund of the liabilities (other than the excluded liabilities, if any) of the corresponding FBR Fund pursuant to this Agreement; (iii) the tax basis of the FBR Fund assets transferred by an FBR Fund to the corresponding Hennessy Fund in the Reorganization will be the same as the basis of such assets in the hands of such FBR Fund immediately prior to the transfer, and the holding periods of such FBR Fund assets in the hands of such Hennessy Fund will include the periods during which such assets were held by such FBR Fund; (iv) no gain or loss will be recognized by an FBR Fund upon the transfer of its assets to the corresponding Hennessy Fund in exchange for the Hennessy Fund shares and the assumption by the Hennessy Fund of the liabilities (other than the excluded liabilities, if any) of such FBR Fund, or upon the distribution of the Hennessy Fund shares by such FBR Fund to its shareholders in complete liquidation of the FBR Fund; (v) no gain or loss will be recognized by an FBR Fund’s shareholders upon the receipt of Hennessy Fund shares of the corresponding Hennessy Fund in complete liquidation of such FBR Fund; (vi) the aggregate tax basis of the Hennessy Fund shares received by a shareholder of the corresponding FBR Fund in connection with the Reorganization will be the same as the aggregate tax basis of such shareholder’s FBR Fund shares immediately before the Reorganization, and the holding period of such Hennessy Fund shares will include the period during which such shareholder held the FBR Fund shares (provided the shareholder held such FBR Fund shares as capital assets); (vii) each Hennessy Fund will succeed to and take into account the items of the corresponding FBR Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder; and (viii) the taxable year of an FBR Fund will not end as a result of the Reorganization, and the part of the taxable year of such FBR Fund before the Reorganization and the part of the taxable year of the corresponding Hennessy Fund after the Reorganization will constitute a single taxable year of such Hennessy Fund.

Although the Funds are not aware of any adverse state income tax consequences, they have not made any investigation as to those consequences for its shareholders. Additionally, the Hennessy Funds and the FBR Funds have not sought, and will not seek, a private letter ruling form the Internal Revenue Service (“IRS”) with respect to the federal income tax consequences of the Reorganization. The opinion of Foley & Lardner LLP with respect to the federal income tax consequences of the Reorganization is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisors concerning potential tax consequences of the Reorganization to them, including any applicable foreign, state or local income tax consequences.

Certain of the FBR Funds have capital loss carryforward positions, which may be used to offset capital gains generated by these FBR Funds. After the Reorganization, these losses will be available to the corresponding Hennessy Fund to offset its capital gains, although the amount of offsetting losses in any given year will be limited. As a result of this limitation, it is possible that a Hennessy Fund may not be able to use these losses as rapidly as the corresponding FBR Fund might have, and part of these losses may not be useable at all. The ability of a Hennessy Fund to utilize the corresponding FBR Fund’s accumulated capital loss carryforward in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset.

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F.	Comparison of Shareholder Rights

Set forth below is a discussion of the material similarities and differences in the rights of shareholders of the FBR Funds versus the rights of shareholders of the Hennessy Funds.

Governing Law. The FBR Funds are organized as separate series of The FBR Funds trust. The Hennessy Funds are organized as separate series of Hennessy Funds Trust. Both The FBR Funds Trust and Hennessy Funds Trust are organized as statutory trusts under Delaware law, and each of the FBR Funds and the corresponding Hennessy Funds are authorized to issue an unlimited number of shares of beneficial interest. The operations of each of the FBR Funds and the corresponding Hennessy Funds are governed by its respective trust instrument, by-laws, and applicable Delaware law.

Shareholder Liability. Under Delaware law, trustees and shareholders of a statutory trust are generally afforded by statute the same limited liability as their corporate counterparts and are permitted liberal indemnification rights. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the fund or the fund’s investment advisor was unable to meet its obligations. Both the FBR Funds and the corresponding Hennessy Funds are required to indemnify their respective trustees and officers against liabilities and expenses incurred in connection with proceedings relating to their positions as officers or trustees, except under certain limited circumstances relating to the culpability of such officers or trustees.

Board of Trustees. Each of the FBR Funds and the corresponding Hennessy Funds, being a series of a Delaware statutory trust, has a Board of Trustees. The composition of the Board of Trustees of the FBR Funds is different from that of Hennessy Funds Trust, both in terms of membership and size.

For more information, refer to the February 29, 2012 Statement of Additional Information for the FBR Funds and the February 28, 2012 Statement of Additional Information for the Hennessy Funds, which are incorporated by reference into this proxy statement/prospectus.

G.	Capitalization

The capitalization of the FBR Funds as of April 30, 2012 and the Hennessy Funds’ pro forma combined capitalization after giving effect to the proposed Reorganization are as follows:

	FBR Focus Fund	Hennessy Select Focus Fund*	Pro Forma Combined
Investor Class
Aggregate Net Assets	$694,457,119	$0	$694,457,119
Shares Outstanding	13,636,677	0	13,636,677
Net Asset Value Per Share	$50.93	$0	$50.93
Institutional Class
Aggregate Net Assets	$63,549,130	$0	$63,549,130
Shares Outstanding	1,239,909	0	1,239,909
Net Asset Value Per Share	$51.25	$0	$51.25

* Prior to the proposed Reorganization, the Hennessy Fund is not expected to have any assets.

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	FBR Large Cap Financial Fund	Hennessy Select Large Cap Financial Fund*	Pro Forma Combined
Investor Class
Aggregate Net Assets	$66,784,655	$0	$66,784,655
Shares Outstanding	4,797,972	0	4,797,972
Net Asset Value Per Share	$13.92	$0	$13.92

	FBR Small Cap Financial Fund	Hennessy Select Small Cap Financial Fund*	Pro Forma Combined
Investor Class
Aggregate Net Assets	$157,834,797	$0	$157,834,797
Shares Outstanding	8,663,758	0	8,663,758
Net Asset Value Per Share	$18.22	$0	$18.22
Institutional Class
Aggregate Net Assets	$28,048,397	$0	$28,048,397
Shares Outstanding	2,440,780	0	2,440,780
Net Asset Value Per Share	$11.49	$0	$11.49

	FBR Technology Fund	Hennessy Select Technology Fund*	Pro Forma Combined
Investor Class
Aggregate Net Assets	$6,204,561	$0	$6,204,561
Shares Outstanding	521,745	0	521,745
Net Asset Value Per Share	$11.89	$0	$11.89
Institutional Class
Aggregate Net Assets	$1,205,590	$0	$1,205,590
Shares Outstanding	100,772	0	100,772
Net Asset Value Per Share	$11.96	$0	$11.96

	FBR Gas Utility Index Fund	Hennessy Select Gas Utility Index Fund*	Pro Forma Combined
Investor Class
Aggregate Net Assets	$606,151,474	$0	$606,151,474
Shares Outstanding	27,155,389	0	27,155,389
Net Asset Value Per Share	$22.32	$0	$22.32

* Prior to the proposed Reorganization, the Hennessy Fund is not expected to have any assets.

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	FBR Balanced Fund	Hennessy Select Balanced Fund*	Pro Forma Combined

Investor Class
Aggregate Net Assets	$128,621,124	$0	$128,621,124
Shares Outstanding	9,232,076	0	9,232,076
Net Asset Value Per Share	$13.93	$0	$13.93
Institutional Class
Aggregate Net Assets	$75,549,859	$0	$75,549,859
Shares Outstanding	5,696,596	0	5,696,596
Net Asset Value Per Share	$13.26	$0	$13.26

	FBR Core Bond Fund	Hennessy Select Core Bond Fund*	Pro Forma Combined

Investor Class
Aggregate Net Assets	$3,952,478	$0	$3,952,478
Shares Outstanding	408,337	0	408,337
Net Asset Value Per Share	$9.68	$0	$9.68
Institutional Class
Aggregate Net Assets	$28,615,556	$0	$28,615,556
Shares Outstanding	3,241,731	0	3,241,731
Net Asset Value Per Share	$8.83	$0	$8.83

* Prior to the proposed Reorganization, the Hennessy Fund is not expected to have any assets.

V.	INFORMATION ABOUT THE FBR FUNDS AND THE HENNESSY FUNDS

A.	Investment Objective and Investment Strategies

FBR Funds

See the discussion under “Comparison of the FBR Funds and the Hennessy Funds – Investment Objectives and Principal Investment Policies.” See also the discussion of the FBR Funds’ investment objectives and investment strategies in the Prospectus of the FBR Funds, dated February 29, 2012.

Hennessy Funds

See the discussion under “Comparison of the FBR Funds and the Hennessy Funds – Investment Objectives and Principal Investment Policies.” In order to provide a degree of flexibility, each Hennessy Fund may change its investment objective without obtaining shareholder approval. An investment objective is not a guarantee.

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B.	Fees and Expenses

FBR Funds

See the discussion under “Comparison Fee Tables and Examples.” See also the discussion of the FBR Funds’ fees and expenses in the Prospectus of the FBR Funds, dated February 29, 2012.

Hennessy Funds

See the discussion under “Comparison Fee Tables and Examples.”

C.	Performance and Portfolio Turnover

FBR Funds

For a discussion of the FBR Funds’ performance during the fiscal year ended October 31, 2011 and of the portfolio turnover of the FBR Funds, see the Prospectus of the FBR Funds, dated February 29, 2012.

Hennessy Funds

This section would normally include a bar chart and a table showing how each Hennessy Fund has performed and how its performance has varied from year to year. Because the Hennessy Funds have not commenced operations prior to the date of this proxy statement/prospectus, the bar chart and table are not shown.

Because the investment objective and principal investment strategies of each Hennessy Fund will be substantially similar to that of its corresponding FBR Fund and the entity providing day-to-day portfolio management services to each Hennessy Fund will be the same as for the corresponding FBR Fund, the performance history of each FBR Fund is expected to carry over to the corresponding Hennessy Fund.

Performance information for each of the FBR Funds is available in the FBR Funds’ prospectus dated February 29, 2012, as supplemented through the date of this proxy statement/prospectus, which is on file with the SEC and incorporated by reference into this proxy statement/prospectus, and which has previously been provided to each FBR Fund’s shareholders. Of course, past performance does not predict future results.

Portfolio turnover for the Hennessy Funds is not available because the Hennessy Funds have not commenced operations as of the date of this proxy statement/prospectus. Portfolio turnover information for each of the FBR Funds is available in the FBR Funds’ prospectus dated February 29, 2012, as supplemented through the date of this proxy statement/prospectus, which is on file with the SEC and incorporated by reference into this proxy statement/prospectus, and which has previously been provided to each FBR Fund’s shareholders.

D.	Investment Adviser, Sub-Advisors and Portfolio Managers

FBR Funds

For a discussion of the FBR Funds’ investment adviser and sub-advisers, see the Prospectus of the FBR Funds, dated February 29, 2012.

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Hennessy Funds

Hennessy Advisors, Inc., 7250 Redwood Blvd., Suite 200, Novato, California 94945 serves as the investment advisor to the Hennessy Funds. The Manager has been providing investment advisory services since 1989. The Manager furnishes each Hennessy Fund with office space and certain administrative services and provides most of the personnel needed by the Hennessy Funds.

The Manager will retain The London Company, located at 1801 Bayberry Court, Suite 301, Richmond, VA 23226, and Financial Counselors, Inc., located at 442 West 47th Street, Kansas City , MO 64110, to manage the Hennessy Select Balanced Fund’s equity and fixed income investments, respectively. The Manager will retain FCI to manage the Hennessy Select Core Bond Fund.

In London Co.’s and FCI’s capacity as sub-advisors, subject to the supervision of the Manager and the Board of Trustees of Hennessy Funds Trust, London Co. and FCI direct the investment of their portion of the Funds’ assets, continually conduct investment research and supervision for the Funds, and are responsible for the purchase and sale of the Funds’ investments.  For these services, the Manager (and not the Funds) pay London Co. and FCI a fee from its advisory fees.

 London Co. is organized as a Virginia corporation and is registered with the SEC as an investment adviser. As of January 31, 2012, London Co. managed approximately $2.8 billion on behalf of the Balanced Fund and other advisory clients such as individuals, charitable organizations and other registered investment companies.

 FCI is organized as a Delaware corporation and is registered with the SEC as an investment adviser. As of January 31, 2012, FCI managed approximately $4.6 billion on behalf of the FBR Funds and other advisory clients such as high net worth individuals, banks, other investment companies and other corporations.

The Manager will retain a newly formed, registered investment adviser, Broad Run Investment Management, LLC, to manage the Hennessy Select Focus Fund. This sub-advisor is owned by the current portfolio managers of the FBR Focus Fund, and these portfolio managers will serve as the portfolio managers of the Hennessy Select Focus Fund. In the capacity as sub-advisor, subject to the supervision of the Manager and the Board of Trustees of the Hennessy Funds Trust, Broad Run Investment Management directs the investment of the Hennessy Select Focus Fund’s assets, continually conducts investment research and supervision for the Fund, and is responsible for the purchase and sale of the Fund’s investments.  For these services, the Manager (and not the Fund) pays a fee from the Manager’s advisory fees.

FBR Funds and Hennessy Funds

The portfolio managers for the FBR Funds and the Hennessy Funds are set forth below. With respect to the FBR Balanced Fund and the FBR Core Bond Fund, the sub-advisors employ the portfolio managers responsible for managing each FBR Fund’s investments. With respect to the Hennessy Select Focus Fund, the Hennessy Select Balanced and the Hennessy Select Core Bond Fund, the sub-advisors employ the portfolio managers responsible for managing each Hennessy Fund’s investments. Where a Fund is managed by co-portfolio managers, such management is conducted with research, stock selection, portfolio composition and day to day trading decisions distributed equally amongst the investment professionals. Additional information regarding the portfolio managers’ compensation, other accounts managed by these portfolio managers and their ownership of shares of the FBR Funds each manages is available in the FBR Funds’ Statement of Additional Information.

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 David H. Ellison has served as portfolio manager of the FBR Large Cap Financial Fund and the FBR Small Cap Financial Fund and co-portfolio manager of the FBR Technology Fund since the commencement of each Fund’s operations.  Prior to joining FBR Fund Advisers, Inc. as a portfolio manager in 1997, Mr. Ellison was portfolio manager of the Fidelity Select Home Finance Fund from 1985 until December 1996.

 Winsor H. Aylesworth has served as co-portfolio manager of the FBR Technology Fund since the Fund’s commencement of operations and has served as portfolio manager of the FBR Gas Utility Index Fund since 2001. Mr. Aylesworth has been employed by FBR Fund Advisers, Inc. since 1998.  He holds both an MS and MBA degree and previously was president of Grandview Advisers, Inc.

 J. Brian Campbell, CFA, is a portfolio manager, director of research and a member of The London Co.’s investment committee. Mr. Campbell has managed the equity portion of the FBR Balanced Fund since joining The London Co. in September 2010. Mr. Campbell has over 11 years of industry experience beginning his career in 2000 as an equity analyst at INVESCO-National Asset Management. Before joining The London Co., Mr. Campbell spent the previous six years as a portfolio manager and the Director of Research at Hilliard Lyons Capital Management. Mr. Campbell received a B.B.A in Finance (with Honors) from the University of Kentucky in 1998 and his MBA from the Kelley School of Business at Indiana University in 2004. Mr. Campbell is a CFA charter holder and a member of the CFA Society of Louisville.

 Gary B. Cloud, CFA is a Senior Vice President and Portfolio Manager of FCI.  Mr. Cloud has managed the fixed income portion of the FBR Balanced Fund and the assets in the FBR Core Bond Fund since July 16, 2007.  He joined FCI in 2003 and serves as a member of the Fixed Income Investment Committee and the Value Equity Committee.  He is also a member of the Kansas City CFA Society and the Chartered Financial Analyst Institute.  He began his investment career in 1986 working in the secondary marketing department of a mortgage banking company.  His experience with mortgage-backed securities led him to Bank One Corporation, where he spent 10 years in a variety of consumer lending, asset acquisition and portfolio management roles.

 Mark E. DeVaul, CFA, CPA, is a portfolio manager and a member of The London Co.’s investment committee.  Mr. DeVaul has managed the equity portion of the FBR Balanced Fund since joining The London Co. in July 2011. Mr. DeVaul has over 15 years of professional experience beginning his career in public accounting followed by over 10 years in equity research. Before joining The London Co., Mr. DeVaul spent four years as an equity research analyst with First Union Securities and Salomon Smith Barney, followed by over eight years with Nuveen Investments. Mr. DeVaul received a BS in Accounting from Liberty University in 1993 and his MBA from the University of Notre Dame in 1997. He is a CFA charter holder and a member of the CFA Society of Philadelphia. Mark is also a licensed CPA.

 Stephen M. Goddard, CFA, is Managing Director and Founder of The London Company, and heads The London Co.’s  investment committee. Mr. Goddard has managed the equity portfolio of the FBR Balanced Fund since July 16, 2007. He has over 20 years of investment experience, beginning his career as an analyst in 1985 for Scott & Stringfellow, followed by Senior Portfolio Management positions at CFB Advisory and Flippin, Bruce & Porter. He is a CFA charter holder, member of the Richmond Society of Financial Analysts, and a former Board member of the Virginia Asset Management Investment Corporation.

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 Peter G. Greig, CFA is a Senior Vice President and Portfolio Manager of FCI. Mr. Greig has managed the fixed income portion of the FBR Balanced Fund and the assets in the FBR Core Bond Fund since July 16, 2007.  He joined FCI in 1989 as a Trader and fixed income Analyst.  He manages fixed income portfolios for institutional clients.  In addition, he provides fixed income expertise to other managers and chairs FCI’s Fixed Income Investment Committee.  Mr. Greig is also a member of the Kansas City CFA Society and the Chartered Financial Analyst Institute.

 Brian E. Macauley, CFA has served as co-portfolio manager of the FBR Focus Fund since August 2009.  Prior to joining FBR Fund Advisers, Inc. in August 2009, Mr. Macauley served as a Research Analyst at Akre Capital Management, the prior sub-adviser to the Fund, which he joined in January 2003.  Prior to joining Akre Capital Management, Mr. Macauley held investment analyst positions with Credit Suisse First Boston and with Wachovia Securities.  Mr. Macauley holds a BS in Commerce from the University of Virginia.

 Jonathan T.  Moody, CFA, is a principal, portfolio manager, and a member of The London Co.’s  investment committee. Mr. Moody has managed the equity portion of the FBR Balanced Fund since July 16, 2007. Prior to joining The London Company, he founded Primary Research Group. Mr. Moody has over 20 years of investment experience. Mr. Moody started his career at Woodward and Associates, followed by analyst/portfolio manager positions at Piedmont Capital and Crestar Asset Management (now Trusco). Mr. Moody also worked at BB&T Capital Markets. Mr. Moody is a CFA charter holder and a member of CFA Virginia.

 David S. Rainey, CFA has served as co-portfolio manager of the FBR Focus Fund since August 2009.  Prior to joining FBR Fund Advisers, Inc. in August 2009, Mr. Rainey served as Senior Research Analyst at Akre Capital Management, the prior sub-adviser to the Fund, which he joined in May 1998.  Prior to joining Akre Capital Management, Mr. Rainey held investment management positions with the Federal National Mortgage Association (“Fannie Mae”), the Student Loan Marketing Association (“Sallie Mae”) and with Wheat First Securities.  Mr. Rainey holds a BS in Commerce from the University of Virginia and an MBA from Duke University.

 Ira M. Rothberg, CFA has served as co-portfolio manager of the FBR Focus Fund since August 2009.  Prior to joining FBR Fund Advisers, Inc. in August 2009, Mr. Rothberg served as a Research Analyst at Akre Capital Management, the prior sub-adviser to the Fund, which he joined in November 2004.  Prior to joining Akre Capital Management, Mr. Rothberg held an investment analyst position with Ramsey Asset Management.  Mr. Rothberg holds a BS in Finance and Accounting and a BA in Economics from the University of Maryland.

J. Wade Stinnette, Jr. is a portfolio manager and member of The London Co.’s investment committee. Mr. Stinnette has managed the equity portion of the FBR Balanced Fund since joining The London Co. in April 2008. He has over 20 years of investment experience, starting his career at Wachovia Corporation, and later with Tanglewood Asset Management. Mr. Stinnette earned his BS in Chemistry (With Distinction) from Virginia Military Institute and performed graduate studies in business at James Madison University. He is Vice Chairman of the Board of Directors of VMI Research Laboratories, Inc. and was formerly Secretary and Treasurer of the CFA Society of South Carolina. He served six years as a Commissioned Officer in the United States Marine Corps.

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E.	Net Asset Value

FBR Funds

For a discussion of how the offering price of the FBR Funds’ shares is determined, see the Prospectus of the FBR Funds, dated February 29, 2012.

Hennessy Funds

The price a shareholder will pay to buy Hennessy Fund shares or the amount a shareholder will receive when selling Hennessy Fund shares is called the net asset value (referred to as the NAV). This is calculated by dividing a Hennessy Fund’s assets, minus its liabilities, by the number of shares outstanding. The NAV of a Hennessy Fund’s shares is normally determined as of the close of regular trading on the New York Stock Exchange (referred to as the NYSE), which is normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time. Hennessy Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays). Each Hennessy Fund calculates its NAV based on the market prices of the securities (other than money market instruments) it holds. Each Hennessy Fund values most money market instruments it holds at their amortized cost.

If market quotations are not available, a Hennessy Fund will value securities at their fair value pursuant to the procedures established by and under the supervision of the Board of Trustees of Hennessy Funds Trust. The fair value of a security is the amount which a Hennessy Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and a Hennessy Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.

Each Hennessy Fund will process purchase and redemption orders received by U.S. Bancorp Fund Services, LLC (referred to as the Transfer Agent) prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day. It will process purchase and redemption orders that it receives after the close of regular trading at the NAV determined at the close of regular trading on the next day the NYSE is open. If an investor sends a purchase or redemption request to the Hennessy Funds’ corporate address, instead of to its Transfer Agent, the Hennessy Funds will forward it as promptly as practicable to the Transfer Agent, and the effective date of the purchase or redemption request will be delayed until the purchase or redemption request is received by the Transfer Agent.

F.	Shares

FBR Funds

For a discussion of the FBR Funds’ shares, including how the shares may be purchased and redeemed, see the Prospectus of the FBR Funds, dated February 29, 2012.

Hennessy Funds

Share Classes and Account Minimum Investments.

The minimum initial investment in Investor Class shares of a Hennessy Fund is $2,500 for regular accounts and $250 for Individual Retirement Accounts (“IRA”). For corporate sponsored retirement plans, there is no minimum initial investment. There is a $100 subsequent investment requirement for each Hennessy Fund. A $100 minimum exists for each additional investment made through the Automatic Investment Plan for a Hennessy Fund. Each Hennessy Fund may waive the minimum investment requirements from time to time. Investors purchasing Investor Class shares of a Hennessy Fund through financial intermediaries’ asset based fee programs may have the above minimum investments waived by their intermediary since the intermediary, rather than the Hennessy Fund, absorbs the increased costs of small purchases.

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The Hennessy Select Focus Fund, Hennessy Select Small Cap Financial Fund, Hennessy Select Technology Fund, Hennessy Select Balanced Fund and Hennessy Select Core Bond Fund offer Institutional Class shares. Institutional Class shares are available only to shareholders who invest directly in a Hennessy Fund or who invest through a broker-dealer, financial institution or servicing agent that does not receive a distribution or servicing fee from a Hennessy Fund or the Manager. There is a higher minimum initial investment requirement for Institutional Class shares, as described below.

If a shareholder qualifies as a purchaser of Institutional Class shares, but the shareholder's account is invested in Investor Class shares, the shareholder may convert the shareholder's Investor Class shares to Institutional Class shares based on the relative net asset values of the two Classes on the conversion date.

The minimum initial investment in Institutional Class shares of a Hennessy Fund is $250,000. There is a $100 subsequent investment requirement for a Hennessy Fund. A $100 minimum exists for each additional investment made through the Automatic Investment Plan.

Each Hennessy Fund reserves the right to waive or reduce the minimum initial investment amount for Institutional Class shares for purchases made through certain retirement, benefit and pension plans, or for certain classes of shareholders. For investors purchasing Institutional Class shares through a broker-dealer, financial institution or servicing agent, shareholder purchases may be aggregated to meet the minimum initial investment amount. The Manager, in its discretion, may take into account the aggregate assets that a shareholder has in determining if the shareholder meets the minimum initial investment amount.

Market Timing Policy. Frequent purchases and redemptions of shares of a Hennessy Fund by a shareholder may harm other shareholders of the Hennessy Fund by interfering with efficient management of the Hennessy Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. Accordingly, the Board of Trustees of Hennessy Funds Trust discourages frequent purchases and redemptions of shares of a Hennessy Fund by reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Hennessy Fund believes might engage in frequent purchases and redemptions of shares of the Hennessy Fund.

Each Hennessy Fund tracks shareholder and omnibus account subscription and redemption activity in an effort to detect any shareholders or institutions that might trade with a frequency harmful to other shareholders of the Hennessy Fund. In considering a shareholder’s trading activity, a Hennessy Fund may consider, among other factors, the shareholder’s trading history both directly and, if known, through financial intermediaries, in any of the Hennessy Funds. If frequent trading or market timing is detected, the Hennessy Fund, based on its assessment of the severity of the market timing, shall take one or more of the following actions: (1) advise the owner of the frequently traded account that any such future activity will cause a freezing of the account’s ability to transact subscriptions; (2) freeze the account demonstrating the activity from transacting further subscriptions; or (3) close the account demonstrating frequent trading activity.

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Although the Hennessy Funds have taken steps to discourage frequent purchases and redemptions of Hennessy Fund shares, they cannot guarantee that such trading will not occur.

Telephone Privileges. Each Hennessy Fund offers the ability to redeem or exchange shares or purchase additional shares via telephone. Telephone privileges are available on all accounts unless declined.

How to Purchase Shares. Shares of the Hennessy Funds have not been registered for sale outside of the United States. The Hennessy Funds do not sell shares to non United States citizens. United States citizens living abroad may purchase shares of the Hennessy Funds only if they have a social security number and a physical address (not a P.O. box) within the United States. The only exception is for United States military with an APO or FPO address.

Shareholders may purchase shares of the Hennessy Funds by check or wire. The Hennessy Funds will not accept payment in cash or money orders. All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks. In addition, cashiers checks in the amounts of less than $10,000 will not be accepted. To prevent check fraud, the Hennessy Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. In addition, the Hennessy Funds cannot accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

The Hennessy Funds will not issue certificates evidencing shares purchased. Instead, the Hennessy Funds will send investors a written confirmation for all purchases of shares. The Hennessy Funds reserve the right to reject any purchase in whole or in part.

In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information as part of the Hennessy Funds’ Anti-Money Laundering Compliance Program. The Hennessy Funds might request additional information about an investor (which may include certain documents, such as articles of incorporation for companies) to help the Transfer Agent verify the investor's identity. As requested on the Application, an investor should supply the investor's full name, date of birth, social security number and permanent street address. Permanent addresses containing a P.O. Box will not be accepted, although an alternate mailing address including a P.O. Box may be established. An investor should contact the Hennessy Funds at 1-800-966-4354 or 1-415-899-1555 if the investor needs additional assistance when completing the Application.

If the Hennessy Funds do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Hennessy Funds reserve the right to close the account within five business days if clarifying information/documentation is not received.

Purchasing Shares by Check. For an initial investment, investors simply complete the appropriate Account Application and mail it with a check, made payable to “Hennessy Funds,” to:

For regular mail delivery:	For overnight delivery:
Hennessy Funds	Hennessy Funds
c/o U.S. Bancorp Fund Services	c/o U.S. Bancorp Fund Services
P.O. Box 701	615 East Michigan St., 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

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The Hennessy Funds do not consider the U.S. Postal Service or other independent delivery services to be its agent. Therefore, deposit in the mail or with such services or receipt at the U.S. Bancorp Fund Services, LLC post office box of purchase applications or redemption requests does not constitute receipt by the Transfer Agent.

Subsequent investments must be accompanied by a letter indicating the name(s) in which the account is registered and the account number or by the remittance portion of the account statement and returned to one of the above addresses.

The Transfer Agent will charge a $25.00 fee against a shareholder’s account in addition to any loss sustained by a Hennessy Fund for any payment, check or electronic funds transfer returned to the Transfer Agent.

How to Purchase Shares by Wire. A completed Account Application must be sent to the Transfer Agent by U.S. mail or overnight courier to one of the addresses listed above prior to wiring funds. If a shareholder is making an initial investment in a Hennessy Fund, the shareholder should contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading to make arrangements with a service representative to submit a completed application via mail, overnight delivery or fax. Upon receipt of the application, the account will be established and a service representative will contact the shareholder within 24 hours to provide an account number and wiring instructions. If a shareholder is making a subsequent purchase, prior to wiring funds, the shareholder should be sure to notify the Transfer Agent. U.S. Bank must receive wired funds prior to the close of regular trading on the NYSE (4:00 P.M. Eastern time/1:00 P.M. Pacific time) to receive same day pricing. Wired funds received after that time will be processed the following day with the following day’s pricing. The Hennessy Funds and U.S. Bank are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

All wires should specify the name of the Hennessy Fund, the name(s) in which the account is registered, the account number and the amount being wired. It is essential that the shareholder’s bank include complete information about the shareholder’s account in all wire instructions. A shareholder’s bank may charge a fee for sending a wire to a Hennessy Fund.

To ensure prompt and accurate credit upon receipt of a shareholder’s wire, the shareholder’s bank should transmit immediately available funds by wire in the shareholder’s name to:

Hennessy Funds
c/o U.S. Bank, N.A.	Credit: U.S. Bancorp Fund Services LLC
777 E. Wisconsin Ave.	Account Number: 112-952-137
Milwaukee, WI 53202	Further Credit: Mutual fund name, shareholder
ABA# 075000022	name and account number

Purchasing Shares through Broker-Dealers. Shareholders may buy, sell and exchange shares of a Hennessy Fund through certain brokers (and their agents) that have made arrangements with the Hennessy Fund to sell its shares. When a shareholder places an order with a broker or its authorized agent, the order is treated as if the shareholder had placed it directly with the Transfer Agent, and the shareholder will pay or receive the next price calculated by the Hennessy Fund. The broker (or its agent) holds a shareholder’s shares in an omnibus account in the broker’s (or its agent’s) name, and the broker (or its agent) maintains the shareholder’s individual ownership records. The Manager may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge a shareholder a fee for handling the shareholder’s order. The broker (or its agent) is responsible for processing a shareholder’s order correctly and promptly, keeping the shareholder advised regarding the status of the shareholder’s individual account, confirming the shareholder’s transactions and ensuring that the shareholder receives copies of the applicable Hennessy Fund’s prospectus.

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If a shareholder decides to purchase shares through a broker, the shareholder should carefully review the program materials provided to the shareholder by the broker (or its agent), because particular brokers may adopt policies or procedures that are separate from those described herein. As noted above, if a shareholder purchases the Hennessy Funds through a broker-dealer or other financial intermediary (such as a bank), the Hennessy Funds and their related companies may pay the intermediary for the sale of Hennessy Fund shares and related services. If made, these payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and the shareholder's salesperson to recommend the Hennessy Fund over another investment. Shareholders should ask their salesperson or visit their financial intermediary’s website for more information.

To inquire about an agreement, broker-dealers should call the Hennessy Funds at 1-800-966-4354 or 1-415-899-1555.

Purchases by Telephone. Shareholders may purchase additional shares of a Hennessy Fund by calling 1-800-261-6950 or 1-414-765-4124. Unless shareholders have elected to decline telephone privileges, telephone orders will be accepted via electronic funds transfer from a shareholder’s bank account through the Automated Clearing House (ACH) network. Shareholders must have banking information established on their account prior to making a purchase. Each telephone purchase must be in the amount of $100 or more. If a shareholder’s order is received prior to the close of trading on the NYSE, the shareholder’s shares will be purchased at the net asset value calculated on that date. If an account has more than one owner or authorized person, each Hennessy Fund will accept telephone instructions from any one owner or authorized person.

Automatic Investment Plan. Each Hennessy Fund offers an Automatic Investment Plan. This plan allows money to be moved from the shareholder’s bank account to the shareholder’s Hennessy Fund account on a systematic schedule (for example, monthly, bimonthly, quarterly or annually) that the shareholder selects. After a shareholder’s initial investment in a Hennessy Fund, a shareholder may authorize the Hennessy Fund to withdraw amounts of $100 or more.

If a shareholder wishes to enroll in the Automatic Investment Plan, the shareholder must complete the appropriate section on the initial Account Application, or complete the Automatic Investment Plan Application. A shareholder may call the Hennessy Funds at 1-800-966-4354 or 1-415-899-1555 and request an application, or the application can be found at www.hennessyfunds.com. Signed applications should be received by the Transfer Agent at least 15 business days prior to the shareholder's initial transaction. The Transfer Agent will charge shareholders a $25 fee if the automatic investment cannot be made due to insufficient funds, stop payment or for any other reason. Each Hennessy Fund may terminate or modify this privilege at any time. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent by telephone at 1-800-261-6950 or 1-414-765-4124 or in written form five days prior to the effective date.

Retirement Plans. Shareholders may invest in the Hennessy Funds under the following retirement plans:

•	Coverdell Education Savings Account
•	Traditional IRA
•	Roth IRA
•	SEP-IRA for sole proprietors, partnerships and corporations
•	SIMPLE-IRA

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The Hennessy Funds recommend that investors consult with a financial and/or tax advisor regarding IRAs before investing in a Hennessy Fund. The annual IRA maintenance fee is $15 (capped at $30 per social security number). The fee for a transfer, distribution or recharacterization of an IRA is $25 per transaction. Complete details on fees are outlined in Hennessy Funds’ Individual Retirement Account & Coverdell Educational Savings Account Disclosure Statement.

How To Sell Shares. Shareholders may sell (redeem) Hennessy Fund shares on any day the Hennessy Funds and the NYSE are open for business either directly through the Hennessy Funds or through the shareholder’s investment representative. Redemptions that are received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Redemption requests for an IRA, Coverdell Education Plan or other retirement or qualified plan must be made in writing and cannot be made via telephone.

How to Sell by Mail. Shareholders may redeem their shares by sending a written request to the Transfer Agent. After a shareholder’s request is received in “good order,” a Hennessy Fund will redeem the shareholder’s shares at the next NAV. To be in “good order,” redemption requests must include the following: (i) the name of the Hennessy Fund account; (ii) the account number; (iii) the number and share Class of Hennessy Fund shares or the dollar value and share Class of Hennessy Fund shares to be redeemed; (iv) any signature guarantees that are required; and (v) any additional documents that might be required for redemptions by corporations, executors, administrators, trustees, guardians or other similar shareholders. In addition, a shareholder should specify whether proceeds are to be sent by mail, wire or electronic funds transfer through the Automated Clearing House (ACH) network to the bank account that the shareholder has designated on its Account Application. If a shareholder is redeeming from an IRA or other retirement or qualified plan, the shareholder should indicate on the written request whether or not to withhold federal income tax (generally 10%). Unless a redemption request specifies not to have federal income tax withheld, the transaction will be subject to withholding. To add wire instructions to an account at the time of the redemption, a signature guarantee is required. The letter should be signed by all shareholders whose names appear on the account registration. Corporate and institutional investors and fiduciaries should contact the Transfer Agent to ascertain what additional documentation is required. Please see “Signature Guarantee” below.

How to Sell by Telephone. Unless a shareholder has declined telephone privileges on the shareholder’s account, the shareholder may redeem all or some of the shareholder’s shares by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading. Redemption requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Telephone redemptions will not be accepted for retirement accounts.

When a shareholder establishes telephone privileges, the shareholder is authorizing the Hennessy Funds and the Transfer Agent to act upon the telephone instructions of the person or persons the shareholder has designated in the shareholder’s Account Application. If an account has more than one owner or authorized person, a Hennessy Fund will accept telephone instructions from any one owner or authorized person. Redemption proceeds will be transferred to the bank account the shareholder has designated on the shareholder’s Account Application.

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Before acting on instructions received by telephone, the Hennessy Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If a Hennessy Fund and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. A Hennessy Fund may change, modify or terminate these privileges at any time upon written notice to shareholders. A Hennessy Fund may suspend temporarily the redemption privilege in emergency situations or in cases where, in the judgment of the Hennessy Fund, continuation of the privilege would be detrimental to the Hennessy Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders.

A shareholder may request telephone redemption privileges after the shareholder's account is opened by writing to the Transfer Agent at one of the addresses set forth above. The shareholder's written request for telephone privileges must include the Hennessy Fund name and account number and must be signed by the registered owner(s) of the account. A signature guarantee or other acceptable form of authentication from a financial institution source may also be required. Shareholders should contact the Transfer Agent at 1-800-261-6950 before sending their instructions.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call wait times. Shareholders should allow sufficient time to place their telephone transaction. Shareholders may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, shareholders may make their redemption request in writing.

Signature Guarantees. To protect a Hennessy Fund and its shareholders, a signature guarantee is required in the following situations:

•	The redemption request includes a change of address, or a change of address request was received by the Transfer Agent within the last 30 days;

•	The redemption proceeds are to be payable or sent to any person, address or bank account not on record;

•	IRA transfer; and

•	Account ownership is being changed.

In addition to the situations described above, a Hennessy Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (STAMP). A notarized signature is not an acceptable substitute for a signature guarantee.

The Hennessy Fund may waive the signature guarantee for employees and affiliates of the Manager, the distributor, the administrator and family members of the foregoing.

Receipt of Redemption Proceeds. Payment of redemption proceeds will be made promptly, but not later than seven days after the receipt of a shareholder’s written request in proper form. If a shareholders does not purchase shares by wire, a Hennessy Fund may delay payment of the shareholder’s redemption proceeds for up to 15 days from date of purchase or until the shareholder’s check has cleared, whichever occurs first. In addition, a Hennessy Fund can suspend redemptions and/or postpone payments of redemption proceeds beyond seven days at times when the NYSE is closed or during emergency circumstances, as determined by the SEC.

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If a shareholder redeems by phone, payment will usually be made on the next business day. A shareholder may have a check sent to the shareholder at the shareholder’s address of record, proceeds may be wired to the shareholder’s predetermined bank account, or funds may be sent via electronic funds transfer through the Automated Clearing House (ACH) network to the pre-determined bank account. The minimum amount that may be wired is $1,000. Shareholders will be charged a wire transfer fee of $15. This fee will be deducted from a shareholder’s redemption proceeds for a complete redemption, or deducted from the shareholder’s remaining balance for a partial redemption, and paid to the Transfer Agent to cover costs associated with the transfer. In addition, a shareholder’s bank may charge a fee for receiving wires. There is no charge to receive redemption proceeds via the ACH network, however credit may not be available for 2-3 business days.

A Hennessy Fund has the right to pay redemption proceeds to a shareholder in whole or in part by a distribution of securities from the Hennessy Fund’s portfolio. It is not expected that a Hennessy Fund would do so except in unusual circumstances. If a Hennessy Fund pays redemption proceeds by a distribution of securities, a shareholder could incur brokerage or other charges in converting the securities to cash.

Involuntary Redemption of Account. A Hennessy Fund may redeem the Investor Class shares in a shareholder's account if the value of the shareholder's account is less than $2,500 for three months or longer as a result of redemptions the shareholder has made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. Shareholders will be notified that the value of their account is less than $2,500 before a Hennessy Fund makes an involuntary redemption. Shareholders will then have 60 days in which to make an additional investment to bring the value of their account to at least $2,500 before the Hennessy Fund takes any action.

With regard to Institutional Class shares, if the Institutional Class share account balance of a shareholder falls below $250,000 for any reason, the shareholder will be given 60 days to make additional investments so that the shareholder's account balance is $250,000 or more. If the shareholder does not, a Hennessy Fund may convert the shareholder's Institutional Class shares into Investor Class shares, at which time the shareholder's account will be subject to the involuntary redemption policies and procedures for Investor Class shares. Any such conversion will occur at the relative net asset value of the two share Classes, without the imposition of any fees or other charges. This right of involuntary redemption does not apply to former Investor Class shareholders of the FBR Large Cap Fund, the FBR Mid Cap Fund and the FBR Small Cap Fund who become Institutional Class shareholders of the corresponding Hennessy Fund into which their FBR Fund is reorganized.

Where a retirement plan or other financial intermediary holds Institutional Class shares on behalf of its participants or clients, the above policy applies to any such participants or clients when they roll over their accounts with the retirement plan or financial intermediary into an individual retirement account and they are not otherwise eligible to purchase Institutional Class shares.

How to Exchange Shares. A shareholder may exchange shares of any Hennessy Fund for shares of any other Hennessy Fund any day the Hennessy Funds and the NYSE are open for business. Exchange requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Prior to making an exchange into any other Hennessy Fund, a shareholder should obtain and carefully read that fund’s prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555. Shareholders should keep in mind the minimum investment of $2,500 ($250 for IRAs) for Investor Class or Original Class shares and $250,000 for Institutional Class shares when determining the number of shares they want to exchange.

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A shareholder may also exchange shares of a Hennessy Fund for shares of the First American Prime Obligations Fund, a money market mutual fund not affiliated with the Hennessy Funds, the Manager or the sub-advisors. The exchange privilege does not constitute an offering or recommendation on the part of the Hennessy Funds, the Manager or the sub-advisors of an investment in the First American Prime Obligations Fund. Prior to making an exchange into the First American Prime Obligations Fund, a shareholder should obtain and carefully read that fund’s prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555.

Each Hennessy Fund reserves the right on notice to shareholders to limit the number of exchanges that can be made in any year to avoid excess expenses. Each Hennessy Fund reserves the right to reject any exchange order. Each Hennessy Fund may modify or terminate the exchange privilege upon written notice to shareholders. Each Hennessy Fund may suspend temporarily the exchange privilege in emergency situations or in cases where, in the judgment of the Hennessy Fund, continuation of the privilege would be detrimental to the Hennessy Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders. Shareholders may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares.

Exchanging Shares by Mail. Shareholders may exchange Hennessy Fund shares simply by sending a written request to the Transfer Agent. Shareholders should give the name of their Hennessy Fund account, account number, the number of Hennessy Fund shares or the dollar value of Hennessy Fund shares to be exchanged, and the name of the other fund into which the exchange is being made. If a shareholder has an existing account with the other fund, the shareholder should also give the name and account number for that fund. The letter should be signed by all shareholders whose names appear on the account registration.

Exchanging Shares by Telephone. Unless a shareholder has declined telephone privileges on the Account Application, the shareholder may also exchange Hennessy Fund shares by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 before the close of regular trading on the NYSE, which presently is 4:00 P.M. Eastern time/1:00 P.M. Pacific time. If a shareholder is exchanging shares by telephone, the shareholder will be subject to certain identification procedures, which are described above. If an account has more than one owner or authorized person, a Hennessy Fund will accept telephone instructions from any one owner or authorized person. Telephone requests for exchanges will not be accepted with respect to shares represented by certificates.

Systematic Cash Withdrawal Program. As another convenience, shareholders may redeem their Investor Class shares of each Hennessy Fund through the Systematic Cash Withdrawal Program. The Systematic Cash Withdrawal Program is not available for redemption of Institutional Class shares. If a shareholder elects this method of redemption, a Hennessy Fund will send the shareholder a check, or the shareholder may have the proceeds sent directly to the shareholder’s designated bank account via electronic funds transfer through the Automated Clearing House (ACH) network. The minimum payment amount is $100. Shareholders may choose to receive monthly, quarterly or annual payments. A shareholder’s Hennessy Fund account must have a value of at least $10,000 in order to participate in this program. The Systematic Cash Withdrawal Program may be terminated at any time by a Hennessy Fund. A shareholder may also elect to terminate the shareholder’s participation in this program at any time by writing to the Transfer Agent five days prior to the next payment.

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A withdrawal involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to a shareholder’s account, the account ultimately may be depleted.

Householding. To help keep each Hennessy Fund’s costs as low as possible, the Hennessy Funds generally deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as “householding,” does not apply to account statements. Shareholders may, of course, request an individual copy of a prospectus or financial report at any time. If a shareholder would like to receive separate mailings, please call the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 and the Hennessy Funds will begin individual delivery within 30 days of the shareholder's request. If the shareholder's account is held through a financial institution or other intermediary, the shareholder should contact them directly to request individual delivery.

Electronic Delivery. The Hennessy Funds offer shareholders the option to receive account statements, prospectuses, tax forms and reports online. To sign up for eDelivery, shareholders should visit www.hennessyfunds.com. Shareholders may change their delivery preference at any time by visiting the Hennessy Funds' website or contacting the Hennessy Funds at 1-800-261-6950.

G.	Taxes, Dividends and Distributions

FBR Funds

For a discussion of the FBR Funds’ policy with respect to dividends and distributions and the tax consequences of an investment in the FBR Funds’ shares, see the Prospectus of the FBR Funds, dated February 29, 2012.

Hennessy Funds

Each Hennessy Fund, except the Hennessy Select Gas Utility Index Fund, the Hennessy Select Balanced Fund and the Hennessy Select Core Bond Fund declares and pays any dividends from its net investment income, if any, annually. The Hennessy Select Gas Utility Index Fund and Hennessy Select Balanced Fund declare and pay any such dividends quarterly.  The Hennessy Select Core Bond Fund declares and pays any such dividends monthly.  The Hennessy Funds distribute substantially all of their net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net short-term capital gain, if any, after the end of the taxable year in which the gain is realized. The Hennessy Funds may make additional distributions if necessary to comply with the distribution requirements of the Internal Revenue Code.

Shareholders have four distribution options:

•	Automatic Reinvestment Option – Both dividend and capital gains distributions will be reinvested in additional Hennessy Fund shares.

•	Split Cash Reinvest Options – A shareholder’s dividends will be paid in cash and the shareholder’s capital gains distributions will be reinvested in additional Hennessy Fund shares –OR – A shareholder’s dividends will be reinvested in additional Hennessy Fund shares and the shareholder’s capital gains distributions will be paid in cash.

•	All Cash Option – Both dividend and capital gains distributions will be paid in cash.

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If a shareholder elects to receive distributions and or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, each Hennessy Fund reserves the right to reinvest the distribution check in the shareholder’s account, at the current NAV of the Hennessy Fund, and to reinvest all subsequent distributions. A shareholder may make this election on the Account Application. Shareholders may change their election by writing to the Transfer Agent or by calling 1-800-261-6950 or 1-414-765-4124. Any changes should be submitted at least five days prior to the record date of the distribution.

Each Hennessy Fund’s distributions, whether received in cash or additional shares of the Hennessy Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income, dividend income or capital gains (which may be taxed at different rates depending on the length of time the Hennessy Fund holds the assets generating the capital gains).

If a shareholder exchanges or sells the shareholder’s Hennessy Fund shares, it is considered a taxable event for the shareholder. Depending on the purchase price and the sale price of the shares the shareholder exchanges or sells, the shareholder may have a gain or a loss on the transaction. A shareholder is responsible for any tax liabilities generated by the shareholder’s transactions.

As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the shareholders’ Consolidated Form 1099s when “covered” shares of the mutual funds are sold. Covered shares are any fund and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Hennessy Funds have chosen average cost as their standing (default) tax lot identification method for all shareholders, which means this is the method the Hennessy Funds will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. A shareholder may choose a method other than the Hennessy Fund's standing method at the time of the shareholder's purchase or upon the sale of covered shares. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Hennessy Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

This tax summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the shares of the Hennessy Funds. Shareholders should consult their own tax advisors to determine the tax consequences of owning Hennessy Fund shares.

H.	Financial Highlights

FBR Funds

The financial highlights for the FBR Funds for the past five fiscal years ended October 31, 2011 and the financial highlights for the six months ended April 30, 2012 are attached hereto as Exhibit B.

Hennessy Funds

Financial information is not available because the Hennessy Funds have not commenced operations as of the date of this proxy statement/prospectus. The Investor Class and Institutional Class shares of each Hennessy Fund will be the successor to the accounting and performance information of the corresponding FBR Fund after consummation of the Reorganizations.

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I.	Distribution Arrangements

FBR Funds

FBR Investment Services, Inc., located at 1001 19th Street North, Arlington, VA  22209, currently acts as the distributor for the FBR Funds.

Hennessy Funds

Quasar Distributors, LLC (referred to as Quasar), 615 East Michigan Street, Milwaukee, Wisconsin 53202 acts as distributor for the Hennessy Funds. As such, Quasar is responsible for all purchases, sales, redemptions, and other transfers of shares. As distributor, Quasar also provides certain administrative services. Shares of the Hennessy Funds are offered for sale on a continuous basis at net asset value per share. Quasar is a registered broker-dealer and member of the Financial Industry Regulatory Authority (referred to as FINRA).

Each Hennessy Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, which allows the Hennessy Fund to pay distribution fees for the sale and distribution of its shares. The Board of Trustees of the Hennessy Funds has not authorized the payment of Rule 12b-1 fees for the Hennessy Select Gas Utility Index Fund, and, subject to any applicable shareholder or additional board approval, will not authorize any such payments prior to [•][•], 2014. Under the distribution plan, each Hennessy Fund may pay a service and/or distribution fee at an annual rate of up to 0.25% of the Hennessy Fund’s average daily net assets. Because these fees are paid out of a Hennessy Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

VI.	VOTING INFORMATION

All shares of the FBR Funds are entitled to vote on the proposals. All classes of an FBR Fund will vote together. Thirty-three and one-third percent of the FBR Funds’ outstanding shares present in person or represented by proxy and entitled to vote at a shareholders’ meeting constitutes a quorum at such meeting. Assuming a quorum is present, the Plan will be approved by the affirmative “vote of a majority of the outstanding voting securities” of the FBR Funds, as such phrase is defined in the Investment Company Act of 1940, as amended. The “vote of a majority of the outstanding voting securities” means: the affirmative vote of the lesser of (i) 67% or more of the outstanding voting securities present at the meeting if more than 50% of the outstanding voting securities are present in person or by proxy or (ii) more than 50% of the outstanding voting securities.

All shares represented by each properly signed proxy received before the meeting will be voted at the special meeting. Proxies may be voted by mail, by telephone at 1-800-991-5861 or via the Internet at www.kingproxy.com/fbr. If a shareholder specifies how the proxy is to be voted on any business properly to come before the special meeting, it will be voted in accordance with instruction given. If no choice is indicated on the proxy, it will be voted “FOR” approval of the Reorganization. If any other matters come before the special meeting, proxies will be voted by the persons named as proxies in accordance with their best judgment.

All proxies voted, including abstentions and broker non-votes (where the underlying holder has not voted and the broker does not have discretionary authority to vote the shares), will be counted toward establishing a quorum. Approval of the Plan to implement the Reorganization will occur only if a sufficient number of votes are cast “FOR” that proposal. Abstentions and broker non-votes do not constitute a vote “FOR” and effectively result in a vote “AGAINST”.

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Shareholders are also being asked to vote on a proposal to adjourn the special meeting to solicit additional proxies if there are insufficient votes at the time of the adjournment to approve the Plan. Any business that might have been transacted at the special meeting may be transacted at any such adjourned session(s) at which a quorum is present. Approval of the proposal to adjourn the special meeting requires a majority of the votes properly cast upon the question of adjournment, whether or not a quorum is present. The special shareholder meeting may be held as adjourned without further notice unless a new record date of the adjourned meeting is fixed or unless the adjournment is for more than sixty days from the date set for the original meeting, in which case the Board of Trustees of the FBR Funds must set a new record date. Notice of any such adjourned meeting will be given to each shareholder of record entitled to vote at the adjourned meeting in accordance with the FBR Funds’ by-laws.

With respect to the proposal to adjourn, there will be no broker non-votes and abstentions will have no effect on the outcome of the proposal. Unless marked to the contrary, proxies received will be voted “FOR” the proposal to adjourn.

A.	Method and Cost of Solicitation

This proxy statement/prospectus is being sent to you in connection with the solicitation of proxies by the Board of Trustees of the FBR Funds for use at the special meeting. It is expected that the solicitation of proxies will be primarily by mail, telephone and via the Internet. FBR Fund Advisers and Hennessy Advisors will pay all of the expenses related to the special meeting, including costs associated with the solicitation of proxies such as copying, printing and mailing proxy materials.

FBR Fund Advisers and the Manager have retained, at their expense, D.F. King & Co., Inc. to assist in the solicitation of proxies. The cost of solicitation is currently estimated to be approximately $[•] in the aggregate.

B.	Right of Revocation

Any shareholder giving a proxy may revoke it before it is exercised at the special meeting, either by providing written notice to the FBR Funds, by submission of a later-dated, duly executed proxy or by voting in person at the special meeting. If not so revoked, the votes will be cast at the special meeting, and any postponements or adjournments thereof. Attendance by a shareholder at the special meeting does not, by itself, revoke a proxy.

C.	Voting Securities and Principal Holders

Shareholders of the FBR Funds at the close of business on August 20, 2012 (referred to as the Record Date) will be entitled to be present and vote at the special meeting. Each outstanding share is entitled to one vote. As of the Record Date, with regard to Investor Class shares there were

•	[•] Investor Class shares of the FBR Focus Fund outstanding and entitled to vote (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers), representing total net assets of approximately $[•];

•	[•] Investor Class shares of the FBR Large Cap Financial Fund outstanding and entitled to vote (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers), representing total net assets of approximately $[•];

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•	[•] Investor Class shares of the FBR Small Cap Financial Fund outstanding and entitled to vote (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers), representing total net assets of approximately $[•];

•	[•] Investor Class shares of the FBR Technology Financial Fund outstanding and entitled to vote (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers), representing total net assets of approximately $[•];

•	[•] Investor Class shares of the FBR Gas Utility Index Fund outstanding and entitled to vote (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers), representing total net assets of approximately $[•];

•	[•] Investor Class shares of the FBR Balanced Fund outstanding and entitled to vote (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers), representing total net assets of approximately $[•]; and

•	[•] Investor Class shares of the FBR Core Bond Fund outstanding and entitled to vote (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers), representing total net assets of approximately $[•]. Each outstanding share is entitled to one vote.

As of the Record Date, with regard to Institutional Class shares there were

•	[•] Institutional Class shares of the FBR Focus Fund outstanding and entitled to vote (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers), representing total net assets of approximately $[•];

•	[•] Institutional Class shares of the FBR Small Cap Financial Fund outstanding and entitled to vote (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers), representing total net assets of approximately $[•];

•	[•] Institutional Class shares of the FBR Technology Financial Fund outstanding and entitled to vote (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers), representing total net assets of approximately $[•];

•	[•] Institutional Class shares of the FBR Balanced Fund outstanding and entitled to vote (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers), representing total net assets of approximately $[•]; and

•	[•] Institutional Class shares of the FBR Core Bond Fund outstanding and entitled to vote (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers), representing total net assets of approximately $[•].

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As of the Record Date, the FBR Funds’ shareholders of record and/or beneficial owners (to the FBR Funds’ knowledge) who owned five percent or more of the FBR Funds’ total outstanding shares is set forth below:

[Table]

The Officers and Trustees of the FBR Funds, as a group, owned of record and beneficially [•] percent of the outstanding voting securities of the FBR Focus Fund as of the Record Date; [•] percent of the outstanding voting securities of the FBR Large Cap Financial Fund as of the Record Date; [•] percent of the outstanding voting securities of the FBR Small Cap Financial Fund as of the Record Date; [•] percent of the outstanding voting securities of the FBR Technology Fund as of the Record Date; [•] percent of the outstanding voting securities of the FBR Gas Utility Index Fund as of the Record Date; [•] percent of the outstanding voting securities of the FBR Balanced Fund as of the Record Date; and [•] percent of the outstanding voting securities of the FBR Core Bond Fund as of the Record Date.

VII.	ADDITIONAL INFORMATION

Documents that relate to the FBR Funds are available, without charge, by writing to the Secretary of The FBR Funds at the Trust’s address at 1001 19th Street North, Arlington, VA  22209, or by calling 1-888-888-0025.

Documents that relate to the Hennessy Funds are available, without charge, by writing to Hennessy Funds at 7250 Redwood Blvd., Suite 200, Novato, California 94945, or by calling 1-800-966-4353.

The FBR Funds and the Hennessy Funds are subject to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and in accordance therewith, file reports, proxy materials, and other information relating to the FBR Funds and the Hennessy Funds, respectively, with the SEC. Reports, proxy and information statements, and other information filed by the FBR Funds and the Hennessy Funds, can be obtained by calling or writing the funds and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1580, 100 F Street, N.E., Washington DC 20549. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington DC 20549, or obtained electronically from the EDGAR database on the SEC’s website (www.sec.gov).

It is expected that this proxy statement will be mailed to shareholders on or about August [•], 2012.

VIII.	MISCELLANEOUS INFORMATION

A.	Other Business

The Board of Trustees of the FBR Funds knows of no other business to be brought before the special meeting. If any other matters come before the special meeting, it is the Board’s intention that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed form of proxy.

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B.	Next Meeting of Shareholders

The FBR Funds are not required and does not intend to hold annual or other periodic meetings of shareholders except as required by the Investment Company Act of 1940, as amended. By observing this policy, the FBR Funds seek to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholder meetings, as well as the related expenditure of staff time. If the Reorganization is not completed, the next meeting of the shareholders of the FBR Funds will be held at such time as the Board of Trustees of the FBR Funds may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by the FBR Funds at their office at a reasonable time before the meeting, as determined by the Board, to be included in the FBR Funds’ proxy statement and form of proxy relating to that meeting, and must satisfy all other legal requirements.

C.	Legal Matters

The validity of the issuance of the Hennessy Fund shares will be passed upon by Foley & Lardner LLP, Milwaukee, Wisconsin.

D.	Experts

The financial statements of the FBR Funds are incorporated by reference in the Statement of Additional Information, which is part of such Registration Statement, to the FBR Funds’ Annual Report to Shareholders and have been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

By Order of the Board of Trustees of The FBR Funds,

August [•], 2012

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EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (this “Agreement”) is made as of this ____ day of _______, 2012, by and among The FBR Funds, a Delaware statutory trust (the “FBR Trust”), on behalf of each of its series identified in Exhibit A hereto as an Existing Fund (each an “Existing Fund” and collectively the “Existing Funds”) and Hennessy Funds Trust, a Delaware statutory trust (the “Hennessy Trust”), on behalf of its series identified in Exhibit A hereto as a corresponding New Fund (each a “New Fund” and collectively the “New Funds”). Shareholders of the Existing Funds are referred to herein as “Investors”. This Agreement shall be treated as if each Reorganization (as defined herein) between an Existing Fund and its corresponding New Fund contemplated hereby had been the subject of a separate agreement.

In accordance with the terms and conditions set forth in this Agreement, the parties desire that all of the assets of each Existing Fund be transferred to the corresponding New Fund, and that the New Fund assume all liabilities, expenses, costs, charges and reserves of the corresponding Existing Fund, whether absolute or contingent, known or unknown, accrued or unaccrued (each a “Liability” and collectively the “Liabilities”), in exchange for full and fractional Investor Class shares and Institutional Class shares of the corresponding New Fund (“Shares”), and that these Shares be distributed immediately after the Closing (as defined in the preamble to Section 1) by each Existing Fund to its Investors in liquidation of such Existing Fund. Holders of Investor Class shares of the Existing Fund will receive Investor Class Shares of the New Fund, and holders of Institutional Class shares of the Existing Fund will receive Institutional Class Shares of the New Fund. It is intended that each Reorganization described in this Agreement shall be a reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder.

In consideration of the promises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:

1.           Plan of REORGANIZATION

Subject to the terms and conditions herein set forth, and on the basis of the representations and warranties contained herein, each Existing Fund shall assign, deliver and otherwise transfer its assets as set forth in paragraph 1.2 (the “Existing Fund Assets”) to the applicable New Fund and such New Fund shall assume the Liabilities. Such New Fund shall, as consideration therefor, on the Closing Date (as defined in paragraph 3.1), deliver to the applicable Existing Fund the New Fund’s Investor Class and Institutional Class Shares, the number of which shall be determined by dividing (a) the value of said Existing Fund Assets, net of the Liabilities, computed in the manner and as of the time and date set forth in paragraph 2.1, by (b) the net asset value of one share of the New Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Holders of Investor Class shares of the Existing Fund will receive Investor Class Shares of the New Fund, and holders of Institutional Class shares of the Existing Fund will receive Institutional Class Shares of the New Fund. Such transfer, delivery and assumption shall take place at the closing provided for in paragraph 3.1 (hereinafter sometimes referred to as the “Closing”). Immediately following the Closing, each of the Existing Funds shall distribute the appropriate number of full and fractional Investor Class and Institutional Class Shares of the applicable New Fund to the Investors of such Existing Fund in liquidation of the Existing Fund, as provided in paragraph 1.4 hereof. The Agreement and transactions contemplated hereunder for each Existing Fund and its corresponding New Fund are hereinafter referred to as the “Reorganization”.

A-1

1.1           (a) With respect to each Existing Fund, the Existing Fund Assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, instruments, claims and receivables (including dividend and interest receivables) owned by such Existing Fund, and any prepaid expenses shown as an asset on such Existing Fund’s books on the Closing Date.

(b)          Not less than 10 calendar days before the Closing Date, each of the Existing Funds will provide the applicable New Fund with a schedule of its assets and its known liabilities, and such New Fund will provide the Existing Fund with a copy of the current investment objective and policies applicable to the New Fund. Each of the Existing Funds reserves the right to sell or otherwise dispose of any of the securities or other assets shown on the list of the applicable Existing Fund’s assets before the Closing Date, but will not, without the prior approval of the applicable New Fund, acquire any additional securities. Not less than 5 calendar days before the Closing Date, each of the New Funds will advise the applicable Existing Fund of any investments of such Existing Fund shown on such schedule which the New Fund would not hold on the Closing Date, pursuant to its stated investment objective and policies or otherwise. If a Existing Fund holds any investments that the applicable New Fund would not hold on the Closing Date under its stated investment objective or policies or otherwise, the Existing Fund, if requested by the New Fund, will dispose of those securities prior to the Closing Date to the extent practicable. In addition, if it is determined that the portfolios of a Existing Fund and the applicable New Fund, when aggregated, would contain investments exceeding certain percentage limitations to which such New Fund is or will be subject with respect to such investments, the Existing Fund, if requested by the New Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

1.2           Each of the Existing Funds will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. Each New Fund will assume all of the Liabilities of the corresponding Existing Fund. If prior to the Closing Date either party identifies a Liability that the parties mutually agree should not be assumed by a New Fund, such Liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the parties at the Closing (the “Excluded Liabilities”). A New Fund shall not assume any Liability for any obligation of an Existing Fund to file reports with the SEC, Internal Revenue Service or other regulatory or tax authority covering any reporting period ending prior to or at the Closing Date with respect to the Existing Fund.

A-2

1.3           Immediately following the Closing, each Existing Fund will distribute the Investor Class and Institutional Class Shares of the corresponding New Fund received by the Existing Fund pursuant to paragraph 1.1 pro rata to its Investors of record determined as of the close of business on the Closing Date in complete liquidation of the Existing Fund. Holders of Investor Class shares of the Existing Fund will receive Investor Class Shares of the New Fund, and holders of Institutional Class shares of the Existing Fund will receive Institutional Class Shares of the New Fund. The distribution will be accomplished by an instruction, signed by an appropriate officer of the Hennessy Trust, to transfer each New Fund’s Shares then credited to the applicable Existing Fund’s account on the books of such New Fund to open accounts on the books of the New Fund established and maintained by the New Fund’s transfer agent in the names of record of the Existing Fund’s Investors and representing the full and fractional number of shares of the New Fund due each Investor of the Existing Fund. All issued and outstanding shares of all classes of each of the Existing Funds will be cancelled simultaneously therewith on the Existing Funds’ books, and any outstanding share certificates representing interests in the Existing Funds will represent only the right to receive such number of the applicable New Fund’s Shares after the Closing as determined in accordance with the preamble to Section 1.

1.4           Following the transfer of assets by the Existing Funds to the New Funds, the assumption of the Liabilities by the New Funds (other than the Excluded Liabilities, if any), and the distribution by the Existing Funds of the New Funds’ Shares received by it pursuant to paragraph 1.3, the Existing Funds shall terminate their qualification, classification and registration with all appropriate federal and state agencies. Any reporting or other responsibility of the Existing Funds is and shall remain the responsibility of the Existing Funds up to and including the date on which the Existing Funds are terminated and deregistered, subject to any reporting or other obligations described in paragraph 4.8.

2.           VALUATION

2.1           The value of the Existing Fund Assets shall be the value of those assets computed as of the time at which net asset value is calculated pursuant to the valuation procedures set forth in the New Funds’ then-current Prospectus and Statement of Additional Information on the business day immediately preceding the Closing Date, or at such time on such earlier or later date as may mutually be agreed upon in writing among the parties hereto (such time and date being herein called the “Valuation Date”). As of the close of business on the Valuation Date, the movement of records and materials of the Existing Funds, and conversion thereof, to the fund accounting and administrative services agent of the New Funds shall commence for completion prior to the Closing Date.

2.2           The net asset value of each share of the New Funds’ Shares shall be the net asset value per share computed on the Valuation Date, using the market valuation procedures set forth in the New Funds’ then-current Prospectus and Statement of Additional Information.

2.3           All computations of value contemplated by this Article 2 shall be made by the New Funds’ administrator in accordance with its regular practice as pricing agent. The New Funds shall cause their administrator to deliver a copy of its valuation report to the Existing Funds at the Closing.

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3.           CLOSING AND CLOSING DATE

3.1           The Closing for the Reorganization shall occur on __________, 2012 and/or on such other date as may be mutually agreed upon in writing by the parties hereto (each, a “Closing Date”). The Closing shall be held at the offices of the FBR Trust, or at such other location as is mutually agreeable to the parties hereto. All acts taking place at the Closing shall be deemed to take place simultaneously as of 10:00 a.m., Eastern time on the Closing Date unless otherwise provided.

3.2           The New Funds’ custodian shall deliver at the Closing evidence that: (a) the Existing Fund Assets have been delivered in proper form to the New Funds as of the Closing Date and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, by the Existing Funds in conjunction with the delivery of portfolio securities.

3.3           Notwithstanding anything herein to the contrary, if on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the New Funds, accurate appraisal of the value of the net assets of a New Fund or a Existing Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

4.           COVENANTS WITH RESPECT TO THE NEW FUNDS AND THE EXISTING FUNDS

4.1           With respect to the Existing Funds, the FBR Trust has called or will call a meeting of shareholders of the Existing Funds to consider and act upon this Agreement and to take all other actions reasonably necessary to obtain the approval of the transactions contemplated herein, including approval for each of the Existing Funds’ liquidating distribution of Shares of the New Funds contemplated hereby, and for each of the Existing Funds to terminate its qualification, classification and registration if requisite approvals are obtained with respect to the Existing Funds. The FBR Trust on behalf of the Existing Funds shall assist the Hennessy Trust on behalf of the New Funds in preparing the notice of meeting, form of proxy and prospectus/proxy statement (collectively, “Proxy Materials”) to be used in connection with that meeting and the registration statement on Form N-14 to be prepared by the Hennessy Trust pursuant to paragraph 4.6.

4.2           The FBR Trust on behalf of the Existing Funds covenants that the Shares of the New Funds to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

4.3           The FBR Trust on behalf of the Existing Funds will assist the New Funds in obtaining such information as the New Funds reasonably requests concerning the beneficial ownership of shares of the Existing Funds.

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4.4           Subject to the provisions hereof, the Hennessy Trust, on behalf of the New Funds, and the FBR Trust, on behalf of the Existing Funds, will take, or cause to be taken, all actions, and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated herein.

4.5           The Existing Funds shall furnish to the New Funds on the Closing Date, a final statement of the total amount of each Existing Fund’s assets and liabilities as of the Closing Date.

4.6           The Hennessy Trust, on behalf of the New Funds, has prepared and filed, or will prepare and file, with the Securities and Exchange Commission (the “SEC”) a registration statement on Form N-14 under the Securities Act of 1933, as amended (the “1933 Act”), relating to the Shares of the New Funds (the “Registration Statement”). The Existing Funds have provided or will provide the New Funds with necessary or advisable information and disclosure relating to the Existing Funds for inclusion in the Proxy Materials, which are part of the Registration Statement, and with such other information and documents relating to the Existing Funds as are requested by the New Funds and as are reasonably necessary or advisable for the preparation of the Registration Statement.

4.7           After the Closing, the Hennessy Trust shall or shall cause its agents to prepare any federal, state or local tax returns, including any Forms 1099, required to be filed by the New Funds, which returns shall include the activity of the Existing Funds for the period November 1, 2011 through the close of business on the Valuation Date, and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

4.8           Following the transfer of Existing Fund Assets by the Existing Funds to the New Funds and the assumption of the Liabilities (other than the Excluded Liabilities, if any) in exchange for Shares of the New Funds as contemplated herein, the FBR Trust on behalf of the Existing Funds will file any final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to the Existing Funds, promptly after the Closing Date and also will take all other steps as are necessary and proper to effect the termination or declassification of the Existing Funds in accordance with the laws of the state of Delaware and other applicable requirements.

4.9           The Hennessy Trust and the FBR Trust will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in filing any tax returns, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes, or in determining the financial reporting of any tax position.

5.           REPRESENTATIONS AND WARRANTIES

5.1           The Hennessy Trust, on behalf of the New Funds, represents and warrants to the Existing Funds as of the date hereof and as of the Closing Date as follows:

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(a)          The Hennessy Trust was duly created pursuant to its Declaration of Trust by its Board of Trustees for the purpose of acting as a management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is validly existing under the laws of Delaware, and the Declaration of Trust directs the Board of Trustees to manage the affairs of the Hennessy Trust and grants them all powers necessary or desirable to carry out such responsibility;

(b)          The Hennessy Trust is registered as an investment company classified as an open-end management company, under the 1940 Act, and its registration with the SEC as an investment company is in full force and effect, and the registration of the New Fund Shares under the 1933 Act is (or will be after their establishment) in full force and effect;

(b)          The New Funds are duly established series of the Hennessy Trust, a Delaware statutory trust duly organized and validly existing under the laws of the State of Delaware, and have power (or will have power after their establishment) to own all of their properties and assets and to carry out their obligations under this Agreement;

(c)          The Registration Statement with respect to the Hennessy Trust and the New Funds conforms or will conform, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and does not include or will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(d)          The Hennessy Trust and the New Funds are not in violation of, and the execution, delivery and performance of this Agreement by the Hennessy Trust for itself and on behalf of the New Funds does not and will not (i) violate the Declaration of Trust or Bylaws of Hennessy Trust, or (ii) result in a breach or violation of, or constitute a default under, any material agreement or material instrument or other undertaking, to which the Hennessy Trust or any New Fund is a party or by which their properties or assets are bound;

(e)          Except as previously disclosed in writing to the Existing Funds, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best knowledge of the Hennessy Trust, threatened against the Hennessy Trust, any affiliated entity or its business, the New Funds or any of their properties or assets, which, if adversely determined, would materially and adversely affect the Hennessy Trust or the New Funds’ financial condition or the conduct of their business. The Hennessy Trust knows of no facts that might form the basis for the institution of any such proceeding or investigation, and the New Funds are not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, their business or their ability to consummate the transactions contemplated herein;

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(f)          The New Funds were established by the trustees of the Hennessy Trust the (“Trustees”) in order to effect the transactions described in this Agreement. It being understood that each New Funds was formed solely for the purpose of consummating the Reorganization with its corresponding Existing Fund, each New Fund will not hold more than a nominal amount of assets necessary to facilitate its organization and will not carry on any business activities (other than such activities as are customary to the organization of a new series of a registered investment company prior to its commencement of investment operations) between the date hereof and the Closing Date;

(g)          As of the Closing Date, the New Funds will have no shares of beneficial interest issued and outstanding prior to the consummation of the Reorganization. On and after the Closing Date, the authorized capital of the New Funds will consist of an unlimited number of shares of beneficial interest, no par value per share. The New Fund Shares to be issued to the Existing Funds pursuant to this Agreement will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and, except as set forth in the New Funds’ registration statement, non-assessable by the New Funds, and no shareholder of the New Funds will have any preemptive right of subscription or purchase in respect thereof. Further, the issuance of such New Fund Shares will be in compliance with all applicable federal and state securities laws, including blue sky laws;

(h)          As of the Closing Date, no federal, state or other tax returns of the New Funds will have been required by law to be filed and no federal, state or other taxes will be due by the New Funds; the New Funds will not have been required to pay any assessments; and the New Funds will not have any tax liabilities. Consequently, as of the Closing Date, the New Funds will not have any tax deficiency or liability asserted against them or question with respect thereto raised, and the New Funds will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid;

(i)          Each New Fund intends to meet the requirements of Subchapter M of the Code for qualification and treatment as a “regulated investment company” within the meaning of Section 851 et seq. of the Code in respect of each taxable year, and will not take any action inconsistent with meeting such requirements at any time through the Closing Date. Upon filing its first income tax return at the completion of its first taxable year, each New Fund will elect to be taxed as a “regulated investment company” under Section 851 of the Code. The New Funds intend to comply in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest and to withholding in respect of dividends and other distributions to shareholders and to avoid any potential material penalties that could be imposed thereunder;

(j)          The execution, delivery and performance of this Agreement on behalf of the New Funds will have been duly authorized prior to the Closing Date by all necessary action on the part of the Hennessy Trust and the New Funds, and this Agreement will constitute a valid and binding obligation of the Hennessy Trust and the New Funds enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors rights, and to general equity principles;

(k)          On the effective date of the Registration Statement, at the time of the meeting of the Existing Funds shareholders and on the Closing Date, any written information furnished by the Hennessy Trust with respect to the New Funds for use in the Proxy Materials, the Registration Statement or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading; and

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(l)          To the knowledge of the Hennessy Trust, no governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act or Delaware law for the execution of this Agreement by the Hennessy Trust, for itself and on behalf of the New Funds, or the performance of the Agreement by the Hennessy Trust for itself and on behalf of the New Funds, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required after the Closing Date.

5.2           The FBR Trust on behalf of each of the Existing Funds represents and warrants to the New Funds as follows:

(a)          The FBR Trust was duly created pursuant to its Declaration of Trust by the Trustees for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of Delaware, and the Declaration of Trust directs the Trustees to manage the affairs of the FBR Trust and each of the Existing Funds and grants them all powers necessary or desirable to carry out such responsibility, including administering the Existing Funds’ business as currently conducted by the Existing Funds and as described in the current prospectus of the Existing Funds. Each of the Existing Funds is a series of the FBR Trust. The FBR Trust is registered as an investment company classified as an open-end management company, under the 1940 Act and its registration with the SEC as an investment company is in full force and effect;

(b)          All of the issued and outstanding shares of each of the Existing Funds have been offered and sold in compliance in all material respects with applicable federal and state securities laws; all issued and outstanding shares of each class of each of the Existing Funds are, and on the Closing Date will be, duly authorized and validly issued and outstanding, and fully paid and non-assessable, free and clear of all liens, pledges, security interests, charges or other encumbrances, and none of the Existing Funds have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

(c)          The Registration Statement with respect to the FBR Trust and the Existing Funds conforms or conformed, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and does not include or did not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(d)          The Existing Funds are not in violation of, and the execution, delivery and performance of this Agreement by the Existing Funds does not and will not (i) violate the Existing Funds’ Declaration of Trust or Bylaws, or (ii) result in a breach or violation of, or constitute a default under, any material agreement or material instrument to which the Existing Funds are a party or by its properties or assets are bound;

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(e)          Except as previously disclosed in writing to the New Funds, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best knowledge of the Existing Funds, threatened against any one of the Existing Funds or any of its properties or assets which, if adversely determined, would materially and adversely affect the financial condition or the conduct of its business, the FBR Trust knows of no facts that might form the basis for the institution of any such proceeding or investigation, and the Existing Funds are not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

(f)          The audited financial statements of the Existing Funds as of and for the fiscal year ended October 31, 2011 and the unaudited financial statements for the fiscal period ended April 30, 2012 (copies of which have been furnished to the New Funds) fairly present, in all material respects, the Existing Funds’ financial condition as of such date and their results of operations for such period in accordance with generally accepted accounting principles consistently applied, and as of such date there were no liabilities of any of the Existing Funds (contingent or otherwise) known to the Existing Funds that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

(g)          Since the date of the most recent audited financial statements, there has not been any material adverse change with respect to any of the Existing Funds’ financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by an Existing Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the New Funds, prior to the Closing Date (for the purposes of this subparagraph (g), neither a decline in an Existing Fund’s net asset value per share nor a decrease in an Existing Fund’s size due to redemptions shall be deemed to constitute a material adverse change);

(h)          The Existing Funds have timely filed all federal and other tax returns and reports that are required by law to be filed by the Existing Funds, all such tax returns and reports were complete and accurate, all taxes owed by the Existing Funds have been timely paid, and to the best of the Existing Funds’ knowledge, no such return is currently under audit and no assessment has been made with respect to any such return;

(i)          For each full and partial taxable year from their inception through the Closing Date, each of the Existing Funds has qualified as a separate regulated investment company under the Code and has taken all necessary and required actions to maintain such status;

(j)          At the Closing Date, the Existing Funds will have good and marketable title to Existing Fund Assets and full right, power and authority to assign, deliver and otherwise transfer such Existing Fund Assets hereunder, and upon delivery and payment for such Existing Fund Assets as contemplated herein, the New Funds will acquire good and marketable title thereto, subject to no restrictions on the ownership or transfer thereof other than such restrictions as might arise under the 1933 Act;

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(k)          The execution, delivery and performance of this Agreement on behalf of the Existing Funds will have been duly authorized prior to the Closing Date by all necessary action on the part of the FBR Trust, the Trustees of the Board of Trustees of the FBR Trust and the Existing Funds, and this Agreement will constitute a valid and binding obligation of each of the Existing Funds enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

(l)          From the effective date of the Registration Statement, through the time of the meeting of the Investors of the Existing Funds, and on the Closing Date, the Proxy Materials (exclusive of the portions of the New Funds’ Prospectus contained or incorporated by reference therein): (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading, and as of such dates and times, any written information furnished by any of the Existing Funds, on behalf of the Existing Funds, for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

(m)          To the knowledge of the FBR Trust, no governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by any of the Existing Funds, or the performance of this Agreement by any of the Existing Funds, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date; and

(n)          The Existing Funds currently comply, and have complied since their organization, in all material respects with the requirements of, and the rules and regulations under all applicable federal and state securities laws.

6.           CONDITIONS PRECEDENT TO OBLIGATIONS OF EXISTING FUNDS

The obligations of the FBR Trust to consummate the Reorganization with respect to the Existing Funds shall be subject to the performance by the Hennessy Trust on behalf of the New Funds of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, the following conditions with respect to the New Funds:

6.1           All representations and warranties of the Hennessy Trust with respect to the New Funds contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

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6.2           The Hennessy Trust, on behalf of the New Funds, shall have delivered to the Existing Funds at the Closing a certificate executed on behalf of the New Funds by the Hennessy Trust’s President, Vice President, Assistant Vice President, Secretary or Assistant Secretary, in a form reasonably satisfactory to the Existing Funds and dated as of the Closing Date, to the effect that the representations and warranties of the Hennessy Trust on behalf of the New Funds made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as the Existing Funds shall reasonably request.

6.3           The Existing Funds shall have received at the Closing an opinion of Foley & Lardner LLP in a form reasonably satisfactory to the Existing Funds (which opinion may be subject to customary qualifications), substantially to the effect that:

(a)          the Hennessy Trust is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

(b)          each corresponding New Fund is a separate portfolio of the Hennessy Trust, which is a Delaware statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware;

(c)          this Agreement has been duly authorized, executed and delivered by the Hennessy Trust on its behalf and on behalf of the New Fund and, assuming due authorization, execution and delivery of this Agreement on behalf of the Existing Funds, is a valid and binding obligation of the Hennessy Trust, enforceable against the Hennessy Trust in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

(d)          the Shares of the New Funds to be issued to the Existing Funds and then distributed to the Existing Funds’ Investors pursuant to this Agreement are duly registered under the 1933 Act on the appropriate form, and are duly authorized and upon such issuance will be validly issued and outstanding and fully paid and non-assessable, and no shareholder of the New Funds has any preemptive rights to subscription or purchase in respect thereof;

(e)          to the knowledge of such counsel, no consent, approval, authorization, filing or order of any court or governmental authority of the United States or any state is required for the consummation of the Reorganization with respect to the New Funds, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date; and

(f)          to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Hennessy Trust or the New Funds or any of their properties or assets and neither the Hennessy Trust nor the New Funds is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business.

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7.           CONDITIONS PRECEDENT TO OBLIGATIONS OF NEW FUNDS

The obligations of the Hennessy Trust to consummate the Reorganization with respect to the New Funds shall be subject to the performance by the FBR Trust on behalf of the Existing Funds of all the obligations to be performed by it hereunder, with respect to the Existing Funds, on or before the Closing Date and, in addition thereto, the following conditions:

7.1           All representations and warranties of the FBR Trust with respect to the Existing Funds contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2           The FBR Trust on behalf of the Existing Funds, shall have delivered to the New Funds at the Closing a certificate executed on behalf of each of the Existing Funds, by the FBR Trust’s President, Vice President, Assistant Vice President, Secretary or Assistant Secretary, in a form reasonably satisfactory to the New Funds and dated as of the Closing Date, to the effect that the representations and warranties of the FBR Trust on behalf of the Existing Funds made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as the New Funds shall reasonably request.

7.3           The New Funds shall have received at the Closing an opinion of Dechert LLP in a form reasonably satisfactory to the New Funds (which opinion may be subject to customary qualifications), substantially to the effect that:

(a)          the FBR Trust is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

(b)          each of the Existing Funds is a separate portfolio of the FBR Trust, which is a business trust duly created pursuant to its Declaration of Trust, is validly existing and in good standing under the laws of Delaware, and the Declaration of Trust directs the Trustees of the Board of Trustees of the FBR Trust to manage the affairs of each of the Existing Funds and grants them all powers necessary or desirable to carry out such responsibility, including administering the Existing Funds’ business as described in the current prospectus of the Existing Funds;

(c)          this Agreement has been duly authorized, executed and delivered by the FBR Trust on behalf of each of the Existing Funds and, assuming due authorization, execution and delivery of this Agreement on behalf of the New Funds, is a valid and binding obligation of the FBR Trust, enforceable against the FBR Trust in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

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(d)          to the knowledge of such counsel, no consent, approval, authorization, filing or order of any court or governmental authority of the United Sates or any state is required for the consummation of the Reorganization with respect to any of the Existing Funds, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date;

(e)          to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to any one of the Existing Funds or any of its properties or assets and none of the Existing Funds is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely effects its business; and

(f)          the shares of each of the Existing Funds then issued and outstanding are duly registered under the 1933 Act on the appropriate form, and are duly authorized and are validly issued and outstanding and fully paid and non-assessable, and no shareholder of any of the Existing Funds has any preemptive rights to subscription or purchase in respect thereof.

7.4           The transfer agent to the Existing Funds shall have delivered to the New Funds at the Closing a certificate executed on its own behalf by an authorized officer in form and substance satisfactory to the New Funds and dated as of the Closing Date, to the effect that the shareholder records of each of the Existing Funds are complete and accurate and as to such other matters as the New Funds shall reasonably request.

7.5           The administrator, fund accountant and custodian to the Existing Funds shall have delivered to the New Funds at the Closing certificates executed on their behalf by authorized officers in form and substance satisfactory to the New Funds and dated as of the Closing Date, to the effect that the books and records of each of the Existing Funds covered by their contracts with the Existing Funds are complete and accurate and as to such other matters as the New Funds shall reasonably request.

7.6           The Existing Funds shall arrange to make the Existing Funds’ auditors available to the New Funds and its agents to answer their questions at a mutually agreeable time prior to the Closing.

8.           FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE NEW FUNDS AND THE EXISTING FUNDS

The obligations of the Hennessy Trust on behalf of the New Funds and of the FBR Trust on behalf of the Existing Funds herein are each subject to the further conditions that on or before the Closing Date with respect to the New Funds and the Existing Funds:

8.1           This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Existing Funds in accordance with the provisions of their Declaration of Trust and the requirements of the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the New Funds.

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8.2           On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or any of the transactions contemplated herein.

8.3           All consents of other parties and all other consents, orders, approvals and permits of federal, state and local regulatory authorities (including, without limitation, those of the SEC and of state securities authorities) deemed necessary by the Hennessy Trust, on behalf of the New Funds, or the FBR Trust on behalf of the Existing Funds, to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the New Funds or the Existing Funds.

8.4           The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5           The Hennessy Trust, on behalf of each New Fund, and the FBR Trust, on behalf of each Existing Fund, shall each have considered the federal and income tax issues. Each New Fund and each Existing Fund shall have each received an opinion of Foley & Lardner LLP, legal counsel to the Hennessy Trust (“Counsel”) as to the federal income tax consequences mentioned below. In rendering such opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, and on officers’ certificates and certificates of public officials if Counsel so requests. The opinion shall be substantially to the effect that for federal income tax purposes:

(a)          the Reorganization will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code, and the corresponding Existing Fund and New Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(b)          no gain or loss will be recognized by a New Fund upon its receipt of the corresponding Existing Fund Assets in exchange for New Fund Shares and the assumption by the New Fund of the Liabilities (other than the Excluded Liabilities, if any) of the corresponding Existing Fund pursuant to this Agreement;

(c)          the tax basis of the Existing Fund Assets transferred by an Existing Fund to the corresponding New Fund in the Reorganization will be the same as the basis of such assets in the hands of such Existing Fund immediately prior to the transfer, and the holding periods of such Existing Fund Assets in the hands of such New Fund will include the periods during which such assets were held by such Existing Fund;

(d)          no gain or loss will be recognized by an Existing Fund upon the transfer of its Existing Fund Assets to the corresponding New Fund in exchange for the New Fund Shares and the assumption by the New Fund of the Liabilities (other than the Excluded Liabilities, if any) of such Existing Fund, or upon the distribution of the New Fund Shares by such Existing Fund to its shareholders in complete liquidation of the Existing Fund;

A-14

(e)          no gain or loss will be recognized by an Existing Fund’s shareholders upon the receipt of New Fund Shares of the corresponding New Fund in complete liquidation of such Existing Fund;

(f)          the aggregate tax basis of the New Fund Shares received by a shareholder of the corresponding Existing Fund in connection with the Reorganization will be the same as the aggregate tax basis of such shareholder’s Existing Fund Shares immediately before the Reorganization, and the holding period of such New Fund Shares will include the period during which such shareholder held the Existing Fund Shares (provided the shareholder held such Existing Fund Shares as capital assets);

(g)          Each New Fund will succeed to and take into account the items of the corresponding Existing Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder; and

(h)          the taxable year of an Existing Fund will not end as a result of the Reorganization, and the part of the taxable year of such Existing Fund before the Reorganization and the part of the taxable year of the corresponding New Fund after the Reorganization will constitute a single taxable year of such New Fund.

9.           EXPENSES

Except as may be otherwise provided in the Registration Statement, each of the Existing Funds and the New Funds, or their affiliated investment advisers shall be responsible for payment of the expenses it incurred in connection with entering into and carrying out the provisions of this Agreement, as identified below, whether or not the transactions contemplated hereby are consummated.

Such expenses of the Existing Funds hereunder shall include and will be paid by FBR Fund Advisers, Inc., the investment advisor to the Existing Funds: (i) fees and expenses of its counsel and independent auditors incurred in connection with the Reorganization; (ii) all operating expenses related to the Reorganization; (iii) fees and expenses of the Existing Funds’ custodian and transfer agent incurred in connection with the Reorganization; and (iv) any special pricing fees associated with the valuation of the Existing Funds’ portfolio on the Valuation Date. All fees and expenses related to portfolio realignment in anticipation of the transfer will be paid by each Existing Fund.

A-15

Such expenses of the New Funds hereunder shall include and will be paid by Hennessy Advisors, Inc., the investment advisor to the New Funds: (i) fees and expenses of its counsel and independent auditors incurred in connection with the Reorganization; (ii) expenses associated with preparing this Agreement and preparing and filing the Registration Statement under the 1933 Act covering the Shares of the New Funds to be issued in the Reorganization, and expenses associated with printing and mailing the Prospectus/Proxy Statement and soliciting proxies in connection with the meeting of shareholders of the Existing Funds referred to in paragraph 4.1 hereof; (iii) registration or qualification fees and expenses of preparing and filing such forms, if any, as are necessary under applicable state securities laws to qualify the Shares of the New Funds to be issued in connection with the Reorganization; (iv) any fees and expenses of the New Funds’ custodian and transfer agent incurred in connection with the Reorganization; and (v) any special pricing fees associated with the valuation of the New Funds’ portfolio on the Valuation Date.

10.         ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1         This Agreement constitutes the entire agreement between the parties and supersedes any prior or contemporaneous understanding or arrangement with respect to the subject matter hereof.

10.2         Except as otherwise specified below, the representations and warranties contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall survive the consummation of the transactions contemplated herein for a two year period, except that any representation or warranty with respect to taxes shall survive for the expiration of the statutory period of limitations for assessments of tax deficiencies as the same may be extended from time to time by the taxpayer. The covenants and agreements included or provided for herein shall survive and be continuing obligations in accordance with their terms.

11.         TERMINATION

11.1         This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time before the Closing by:

(a)          the FBR Trust if the conditions set forth in Section 6 are not satisfied as specified in such Section;

(b)          the Hennessy Trust if the conditions set forth in Section 7 are not satisfied as specified in such Section; or

(c)          the mutual consent of both parties to this Agreement.

11.2         If this Agreement is terminated pursuant to and in accordance with Section 11.1, then the termination shall be without liability of any party; provided however that if the termination shall result from the material breach by a party of a covenant or agreement of such party contained in this Agreement, then such party responsible for the material breach shall be fully liable for any and all reasonable costs and expenses (including reasonable counsel fees and disbursements) sustained or incurred by the non-breaching party.

12.         AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the FBR Trust on behalf of the Existing Funds, and officers of the Hennessy Trust, on behalf of the New Funds; provided, however, that following the meeting of the shareholders of the Existing Funds, no such amendment may have the effect of changing the provisions for determining the number of shares of the New Funds to be delivered to the Existing Funds’ Investors under this Agreement to the detriment of such Existing Funds Investors, or otherwise materially and adversely affecting the Existing Funds, without the Existing Funds obtaining the Existing Funds Investors’ further approval except that nothing in this paragraph 12 shall be construed to prohibit the New Funds and the Existing Funds from amending this Agreement to change the Closing Date or Valuation Date by mutual agreement.

A-16

13.         INDEMNIFICATION

13.1         The Hennessy Trust and the New Funds shall indemnify, defend and hold harmless the FBR Trust and the Existing Funds, their respective officers, trustees, employees and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending claims or liabilities, whether or not resulting in any liability of the FBR Trust, the Existing Funds, their respective officers, trustees, employees or agents, arising out of or based on any material breach by the Hennessy Trust or the New Funds of any of their respective representations, warranties or agreements set forth in this Plan. No party shall be entitled to indemnification under this Agreement unless written notice of the events or circumstances giving rise to such claim for indemnification has been provided to the indemnifying party or parties no later than two (2) years after the Closing Date.

13.2         The FBR Trust and the Existing Funds agree to indemnify the Hennessy Trust, its directors and officers (in their capacity as directors and officers) from all liabilities that may arise in connection with, or as a result of, a material breach of a representation or warranty made by the Existing Funds under this Agreement. The FBR Trust and the Existing Funds agree to indemnify the Hennessy Trust and the New Funds from all liabilities that may arise in connection with, or as a result, of a material breach of a representation or warranty made by the FBR Trust or the Existing Funds under this Agreement. No party shall be entitled to indemnification under this Agreement unless written notice of the events or circumstances giving rise to such claim for indemnification has been provided to the indemnifying party or parties no later than two (2) years after the Closing Date.

14.         NOTICES

Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed to:

For the Hennessy Trust, on behalf of themselves and the New Funds:

Hennessy Funds Trust
7250 Redwood Blvd
Suite 200
Novato, CA 94945

A-17

Attention: Neil J. Hennessy
With a copy to:

Foley & Lardner LLP
777 East Wisconsin Avenue
Suite 3800
Milwaukee, Wisconsin 53202

Attention:	Richard L. Teigen
Peter D. Fetzer

For the FBR Trust on behalf of itself and the Existing Funds:

The FBR Funds
1001 19th Street North
Arlington, Virginia 22209
Attention: David H. Ellison

With a copy to:

Dechert LLP
1775 I Street NW
Washington, DC 20006
Attention: Patrick W.D. Turley

15.         HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

15.1         The article and paragraph headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. All references herein to Articles, paragraphs, subparagraphs or Exhibits shall be construed as referring to Articles, paragraphs or subparagraphs hereof or Exhibits hereto, respectively. Whenever the terms “hereto,” “hereunder,” “herein” or “hereof” are used in this Agreement, they shall be construed as referring to this entire Agreement, rather than to any individual Article, paragraph, subparagraph or sentence.

15.2         This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3         This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to conflicts of laws provisions.

15.4         This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

A-18

15.5         It is expressly agreed that the obligations of the Existing Funds hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the FBR Trust personally, but shall bind only the FBR Trust property of the Existing Funds, as provided in the Declaration of Trust of the FBR Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the FBR Trust on behalf of the Existing Funds and signed by authorized officers of the FBR Trust, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the FBR Trust property of the Existing Funds as provided in the FBR Trust's Declaration of Trust.

*          *          *

[Signatures follow on the next page.]

A-19

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be duly executed by its authorized officer.

Hennessy Funds Trust, for itself and on behalf of the New Funds identified on Exhibit A hereto	The FBR Funds, for itself and on behalf of the Existing Fund identified on Exhibit A hereto

Neil J. Hennessy,	David H. Ellison
President and Chief Executive Officer	President

A-20

Exhibit A

EXISTING FUNDS	NEW FUNDS

FBR Focus Fund	Hennessy Select Focus Fund
FBR Gas Utility Index Fund	Hennessy Select Gas Utility Index Fund
FBR Small Cap Financial Fund	Hennessy Select Small Cap Financial Fund
FBR Large Cap Financial Fund	Hennessy Select Large Cap Financial Fund
FBR Technology Fund	Hennessy Select Technology Fund
FBR Balanced Fund	Hennessy Select Balanced Fund
FBR Core Bond Fund	Hennessy Select Core Bond Fund

A-21

EXHIBIT B

FINANCIAL HIGHLIGHTS – INVESTOR CLASS SHARES

The financial highlights tables on the following pages are intended to help you understand each FBR Fund’s financial performance for the past five years, or, if shorter, the period of the FBR Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the FBR Fund (assuming reinvestment of all dividends and distributions, if any). The information (except for information for the six months ended April 30, 2012) for the FBR Funds for each period presented, except for the FBR Balanced Fund and FBR Core Bond Fund, has been audited by Tait, Weller & Baker LLP, whose report, along with the Funds’ audited financial statements, are included in the current annual report of the FBR Funds, which is available upon request. With respect to the FBR Balanced Fund and FBR Core Bond Fund, information for the fiscal year ended October 31, 2011, the fiscal period ended October 31, 2010 and the fiscal year ended March 31, 2010 has been audited by Tait, Weller & Baker LLP, whose report, along with the Funds’ audited financial statements are included in the current annual report, which is available upon request. The information for the fiscal years prior to March 31, 2010 for the FBR Balanced Fund and FBR Core Bond Fund was audited by other independent accountants. The FBR Funds’ unaudited financial statements for the six months ended April 30, 2012 are included in the FBR Funds’ semi-annual report, which is available upon request. All unaudited interim financial statements reflect all adjustments which are, in the opinion of the FBR Funds’ management, necessary to a fair statement of the results for the interim periods presented. In addition, all such adjustments are of a normal recurring nature.

B-1

HENNESSY SELECT FOCUS FUND – INVESTOR CLASS

	For the Six
	Months Ended		For the Years
	April 30, 2012		Ended October 31,
	(unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance:
Net Asset Value – Beginning of Period	$49.80		$47.57	$37.56	$37.40	$57.97	$49.36
Income (Loss) from Investment Operations:
Net Investment Income (Loss)	(0.14)[3]		(0.50)[3]	(0.64)[1]	(0.42)[1]	(0.44)[1]	0.08 [1]
Net Realized and Unrealized Gain (Loss) on Investments[2]	6.51		4.44	10.65	5.76	(19.51)	8.63
Total from Investment Operations	6.37		3.94	10.01	5.34	(19.95)	8.71
Distributions to Shareholders:
From Net Investment Income	—		—	—	—	(0.12)	—
From Net Realized Gain	(5.24)		(1.72)	—	(5.19)	(0.51)	(0.12)
Total Distributions	(5.24)		(1.72)	—	(5.19)	(0.63)	(0.12)
Paid-in Capital from Redemption Fees[3]	0.00	[4]	0.01	0.00 [4]	0.01	0.01	0.02
Net Increase (Decrease) in Net Asset Value	1.13		2.23	10.01	0.16	(20.57)	8.61
Net Asset Value – End of Period	$50.93		$49.80	$47.57	$37.56	$37.40	$57.97
Total Investment Return[5]	14.26	%(A)	8.35%	26.65%	17.74%	(34.73)%	17.72%
Ratios to Average Net Assets:
Expenses After Waivers[6]	1.40	%(B)	1.44%	1.51%	1.43%	1.42%	1.40%
Expenses Before Waivers[6]	1.40	%(B)	1.44%	1.51%	1.43%	1.42%	1.40%
Net Investment Income (Loss) After Waivers	(0.59	)%(B)	(1.01)%	(1.31)%	(1.16)%	(0.67)%	0.14%
Net Investment Income (Loss) Before Waivers	(0.59	)%(B)	(1.01)%	(1.31)%	(1.16)%	(0.67)%	0.14%
Supplementary Data:
Portfolio Turnover Rate	12	%(A)	13%	5%	5%	17%	5%
Net Assets at End of Period (in thousands)	$694,457		$611,337	$670,840	$759,774	$717,780	$1,556,339

[1]	Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
[2]	The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.
[3]	Calculated based on average shares outstanding.
[4]	Less than $0.01.
[5]	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.
[6]	Does not include expenses of the funds in which the Fund invests.
(A)	Not Annualized.
(B)	Annualized.

B-2

Hennessy Select LARGE CAP FINANCIAL Fund – investor class

	For the Six
	Months Ended		For the Years
	April 30, 2012		Ended October 31,
	(unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance:
Net Asset Value – Beginning of Period	$11.91		$12.88	$12.61	$11.14	$18.71	$21.67
Income (Loss) from Investment Operations:
Net Investment Income (Loss)[2]	0.02	[4]	(0.04)[4]	(0.08)[1]	0.00 [1,5]	0.14 [1]	0.14 [4]
Net Realized and Unrealized Gain (Loss) on Investments[3]	1.99		(0.93)	0.35	1.58	(3.86)	(0.97)
Total from Investment Operations	2.01		(0.97)	0.27	1.58	(3.72)	(0.83)
Distributions to Shareholders:
From Net Investment Income	—		—	—	(0.10)	(0.18)	(0.11)
Distribution in Excess of Net Investment Income	—		—	—	(0.02)	—	—
From Net Realized Gain	—		—	—	—	(3.68)	(2.02)
Total Distributions	—		—	—	(0.12)	(3.86)	(2.13)
Paid-in Capital from Redemption Fees[4]	0.00	[5]	0.00 [5]	0.00 [5]	0.01	0.01	0.00 [5]
Net Increase (Decrease) in Net Asset Value	2.01		(0.97)	0.27	1.47	(7.57)	(2.96)
Net Asset Value – End of Period	$13.92		$11.91	$12.88	$12.61	$11.14	$18.71
Total Investment Return[6]	16.88	%(A)	(7.53)%	2.14%	14.52%	(23.76)%	(4.59)%
Ratios to Average Net Assets:
Expenses After Waivers[2,7]	1.56	%(B)	1.61%	1.78%	1.81%	1.88%	1.89%
Expenses Before Waivers[7]	1.56	%(B)	1.61%	1.78%	1.81%	2.01%	1.92%
Net Investment Income (Loss) After Waivers[2]	0.38	%(B)	(0.34)%	(0.73)%	(0.08)%	1.63%	0.59%
Net Investment Income (Loss) Before Waivers	0.38	%(B)	(0.34)%	(0.73)%	(0.08)%	1.50%	0.56%
Supplementary Data:
Portfolio Turnover Rate	32	%(A)	97%	150%	220%	509%	95%
Net Assets at End of Period (in thousands)	$66,785		$55,684	$48,717	$37,195	$24,272	$15,951

[1]	Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
[2]	Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.95% (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses) and effective May 30, 2008, the recoupment of certain previously waived fees.
[3]	The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.
[4]	Calculated based on average shares outstanding.
[5]	Less than $0.01.
[6]	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.
[7]	Does not include expenses of the funds in which the Fund invests.
(A)	Not Annualized.
(B)	Annualized.

B-3

Hennessy Select SMALL CAP FINANCIAL Fund – investor class

	For the Six
	Months Ended		For the Years
	April 30, 2012		Ended October 31,
	(unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance:
Net Asset Value – Beginning of Period	$16.48		$18.11	$15.91	$15.22	$23.18	$32.70
Income (Loss) from Investment Operations:
Net Investment Income	0.10	[3]	0.21 [3]	0.08 [1]	0.06 [1]	0.24 [1]	0.29 [1]
Net Realized and Unrealized Gain (Loss) on Investments[2]	1.93		(1.66)	2.17	0.81	(1.69)	(5.31)
Total from Investment Operations	2.03		(1.45)	2.25	0.87	(1.45)	(5.02)
Distributions to Shareholders:
From Net Investment Income	(0.29)		(0.06)	(0.07)	(0.19)	(0.28)	(0.15)
From Net Realized Gain	—		(0.13)	—	—	(6.24)	(4.35)
Total Distributions	(0.29)		(0.19)	(0.07)	(0.19)	(6.52)	(4.50)
Paid-in Capital from Redemption Fees[3]	0.00	[4]	0.01	0.02	0.01	0.01	0.00 [4]
Net Increase (Decrease) in Net Asset Value	1.74		(1.63)	2.20	0.69	(7.96)	(9.52)
Net Asset Value – End of Period	$18.22		$16.48	$18.11	$15.91	$15.22	$23.18
Total Investment Return[5]	12.50	%(A)	(8.12)%	14.27%	5.89%	(6.76)%	(18.02)%
Ratios to Average Net Assets:
Expenses After Waivers[6]	1.44	%(B)	1.52%	1.51%	1.51%	1.49%	1.51%
Expenses Before Waivers[6]	1.44	%(B)	1.52%	1.51%	1.51%	1.49%	1.51%
Net Investment Income After Waivers	1.17	%(B)	0.81%	0.35%	0.50%	1.48%	0.93%
Net Investment Income Before Waivers	1.17	%(B)	0.81%	0.35%	0.50%	1.48%	0.93%
Supplementary Data:
Portfolio Turnover Rate	24	%(A)	70%	89%	118%	147%	13%
Net Assets at End of Period (in thousands)	$157,835		$154,206	$216,747	$187,561	$181,803	$144,214

[1]	Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
[2]	The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.
[3]	Calculated based on average shares outstanding.
[4]	Less than $0.01.
[5]	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.
[6]	Does not include expenses of the funds in which the Fund invests.
(A)	Not Annualized.
(B)	Annualized.

B-4

 Hennessy Select TECHNOLOGY Fund – investor class

	For the Six
	Months Ended		For the Years
	April 30, 2012		Ended October 31,
	(unaudited)		2011	2010		2009	2008	2007
Per Share Operating Performance:
Net Asset Value – Beginning of Period	$10.86		$11.00	$9.05		$6.96	$13.34	$11.97
Income (Loss) from Investment Operations:
Net Investment Loss[2]	(0.07)[4]		(0.17)[4]	(0.14)[1]		(0.08)[1]	(0.12)[1]	(0.05)[1]
Net Realized and Unrealized Gain (Loss) on Investments[3]	1.10		0.03	2.08		2.16	(5.03)	1.81
Total from Investment Operations	1.03		(0.14)	1.94		2.08	(5.15)	1.76
Distributions to Shareholders:
From Net Realized Gain	—		—	—		—	(1.23)	(0.39)
Paid-in Capital from Redemption Fees[4]	0.00	[5]	0.00 [5]	0.01		0.01	0.00 [5]	0.00 [5]
Net Increase (Decrease) in Net Asset Value	1.03		(0.14)	1.95		2.09	(6.38)	1.37
Net Asset Value – End of Period	$11.89		$10.86	$11.00		$9.05	$6.96	$13.34
Total Investment Return[6]	9.48	%(A)	(1.27)%	21.55%		30.03%	(42.30)%	15.18%
Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2,7]	1.95	%(B)	1.95%	1.95%		1.95%	1.84%	1.70%
Expenses Before Waivers and Related Reimbursements[7]	3.22	%(B)	2.79%	2.50%		3.00%	1.92%	1.70%
Net Investment Loss After Waivers and Related Reimbursements[2]	(1.25	)%(B)	(1.54)%	(1.10)%		(1.05)%	(0.60)%	(0.41)%
Net Investment Loss Before Waivers and Related Reimbursements	(2.52	)%(B)	(2.38)%	(1.64)%		(2.10)%	(0.68)%	(0.41)%
Supplementary Data:
Portfolio Turnover Rate	62	%(A)	141%	353	%(C)	211%	175%	229%
Net Assets at End of Period (in thousands)	$6,205		$5,698	$8,207		$8,388	$7,689	$40,935

[1]	Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
[2]	Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.95% (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses) and effective May 30, 2008, the recoupment of certain previously waived fees.
[3]	The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.
[4]	Calculated based on average shares outstanding.
[5]	Less than $0.01.
[6]	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.
[7]	Does not include expenses of the funds in which the Fund invests.
(A)	Not Annualized.
(B)	Annualized.
(C)	Excludes merger activity.

B-5

Hennessy Select GAS UTILITY INDEX Fund – investor class

	For the Six
	Months Ended		For the Years
	April 30, 2012		Ended October 31,
	(unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance:
Net Asset Value – Beginning of Period	$21.21		$17.83	$15.13	$15.26	$23.14	$19.48
Income (Loss) from Investment Operations:
Net Investment Income[2]	0.28	[4]	0.51 [4]	0.58 [1]	0.49 [1]	0.47 [1]	0.47 [1]
Net Realized and Unrealized Gain (Loss) on Investments[3]	1.25		3.59	2.72	0.60	(6.13)	3.67
Total from Investment Operations	1.53		4.10	3.30	1.09	(5.66)	4.14
Distributions to Shareholders:
From Net Investment Income	(0.27)		(0.51)	(0.58)	(0.49)	(0.47)	(0.48)
From Net Realized Gain	(0.16)		(0.21)	(0.02)	(0.74)	(1.75)	—
Total Distributions	(0.43)		(0.72)	(0.60)	(1.23)	(2.22)	(0.48)
Paid-in Capital from Redemption Fees[4]	0.01	[5]	0.00 [5]	0.00 [5]	0.01	0.00 [5]	0.00 [5]
Net Increase (Decrease) in Net Asset Value	1.11		3.38	2.70	(0.13)	(7.88)	3.66
Net Asset Value – End of Period	$22.32		$21.21	$17.83	$15.13	$15.26	$23.14
Total Investment Return[6]	7.39	%(A)	23.54%	22.25%	8.18%	(26.81)%	21.51%
Ratios to Average Net Assets:
Expenses After Waivers[2,7]	0.67	%(B)	0.71%	0.76%	0.76%	0.70%	0.75%
Expenses Before Waivers[7]	0.67	%(B)	0.71%	0.77%	0.76%	0.70%	0.75%
Net Investment Income After Waivers[2]	2.64	%(B)	2.68%	3.51%	3.51%	2.39%	2.21%
Net Investment Income Before Waivers	2.64	%(B)	2.68%	3.50%	3.51%	2.39%	2.21%
Supplementary Data:
Portfolio Turnover Rate	11	%(A)	17%	16%	26%	27%	22%
Net Assets at End of Period (in thousands)	$606,151		$433,782	$244,041	$193,679	$198,569	$285,951

[1]	Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
[2]	Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 0.85% (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses) and effective May 30, 2008, the recoupment of certain previously waived fees.
[3]	The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.
[4]	Calculated based on average shares outstanding.
[5]	Less than $0.01.
[6]	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.
[7]	Does not include expenses of the funds in which the Fund invests.
(A)	Not Annualized.
(B)	Annualized.

B-6

Hennessy Select BALANCED Fund – investor class

				For the
	For the Six		For the	Period
	Months Ended		Year Ended	April 1, 2010		For the Years
	April 30, 2012		October 31,	to October 31,		Ended March 31,
	(unaudited)		2011	2010[1]		2010	2009	2008	2007
Per Share Operating Performance:
Net Asset Value – Beginning of Period	$12.99		$11.93	$11.52		$8.92	$12.27	$14.48	$13.48
Income (Loss) from Investment Operations:
Net Investment Income[2]	0.11	[3]	0.29 [3]	0.17	[3]	0.29	0.32	0.39	0.36
Net Realized and Unrealized
Gain (Loss) on Investments[2,4]	0.94		1.04	0.40		2.61	(3.23)	0.34	1.13
Total from Investment Operations	1.05		1.33	0.57		2.90	(2.91)	0.73	1.49
Distributions to Shareholders:
From Net Investment Income	(0.11)		(0.27)	(0.16)		(0.30)	(0.25)	(0.37)	(0.33)
From Net Realized Gain	—		—	—		—	(0.17)	(2.57)	(0.16)
Return of Capital	—		—	—		—	(0.03)	—	—
Total Distributions	(0.11)		(0.27)	(0.16)		(0.30)	(0.45)	(2.94)	(0.49)
Paid-in Capital from Redemption Fees[2]	0.00	[5]	0.00 [5]	0.00	[5]	0.00 [5]	0.01	—	—
Net Increase (Decrease) in Net Asset Value	0.94		1.06	0.41		2.60	(3.35)	(2.21)	1.00
Net Asset Value – End of Period	$13.93		$12.99	$11.93		$11.52	$8.92	$12.27	$14.48
Total Investment Return[6]	8.11	%(A)	11.30%	5.04	%(A)	32.76%	(24.28)%	4.45%	11.19%
Ratios to Average Net Assets:
Expenses After Waivers and
Related Reimbursements[7]	1.24	%3(B)	1.24%[3]	1.24	%3(B)	1.25%	1.32%	1.33%	1.33%
Expenses Before Waivers and
Related Reimbursements[7]	1.32	%(B)	1.54%	1.60	%(B)	1.69%	1.84%	1.66%	1.51%
Net Investment Income After Waivers
and Related Reimbursements	1.62	%3(B)	2.33%[3]	2.56	%3(B)	2.70%	3.03%	2.75%	2.52%
Net Investment Income Before Waivers
and Related Reimbursements	1.54	%(B)	2.03%	2.21	%(B)	2.26%	2.50%	2.42%	2.34%
Supplementary Data:
Portfolio Turnover Rate	15	%(A)	35%	27	%(A)	26%	32%	110%	28%
Net Assets at End of Period (in thousands)	$128,621		$56,750	$41,499		$46,809	$18,858	$21,700	$24,260

[1]	The Fund changed its fiscal year end from March 31 to October 31.
[2]	Calculated based on average shares outstanding.
[3]	Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.08% (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, dividend expenses, 12b-1 fees and extraordinary expenses) and the recoupment of certain previously waived fees. Also reflects fees voluntarily waived by FBR Fund Advisers, Inc. pursuant to an expense limitation of 0.99% (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, dividend expenses, 12b-1 fees and extraordinary expenses) and the recoupment of certain previously waived fees.
[4]	The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.
[5]	Less than $0.01.
[6]	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.
[7]	Does not include expenses of the funds in which the Fund invests.
(A)	Not Annualized.
(B)	Annualized.

B-7

Hennessy Select CORE BOND Fund – investor class

				For the
	For the Six		For the	Period
	Months Ended		Year Ended	April 1 2010		For the Years
	April 30, 2012		October 31,	to October 31,		Ended March 31,
	(unaudited)		2011	2010[1]		2010	2009	2008	2007
Per Share Operating Performance:
Net Asset Value – Beginning of Period	$9.56		$9.82	$9.39		$8.75	$9.16	$9.71	$9.77
Income (Loss) from Investment Operations:
Net Investment Income[2]	0.16	[3]	0.35 [3]	0.23	[3]	0.38	0.35	0.42	0.50
Net Realized and Unrealized
Gain (Loss) on Investments[2,4]	0.16		(0.14)	0.42		0.69	(0.44)	—	0.05
Total from Investment Operations	0.32		0.21	0.65		1.07	(0.09)	0.42	0.55
Distributions to Shareholders:
From Net Investment Income	(0.12)		(0.32)	(0.22)		(0.38)	(0.32)	(0.39)	(0.51)
From Net Realized Gain	(0.08)		(0.15)	—		(0.05)	—	(0.58)	(0.10)
Total Distributions	(0.20)		(0.47)	(0.22)		(0.43)	(0.32)	(0.97)	(0.61)
Paid-in Capital from Redemption Fees[2]	0.00	[5]	0.00 [5]	0.00	[5]	0.00 [5]	0.00 [5]	—	—
Net Increase (Decrease) in Net Asset Value	0.12		(0.26)	0.43		0.64	(0.41)	(0.55)	(0.06)
Net Asset Value – End of Period	$9.68		$9.56	$9.82		$9.39	$8.75	$9.16	$9.71
Total Investment Return[6]	3.40	%(A)	2.35%	6.98	%(A)	12.33%	(0.93)%	4.48%	5.87%
Ratios to Average Net Assets:
Expenses After Waivers and
Related Reimbursements[7]	1.30	%3(B)	1.30%[3]	1.30	%3(B)	1.31%	1.33%	1.33%	1.33%
Expenses Before Waivers and
Related Reimbursements[7]	2.31	%(B)	2.38%	2.10	%(B)	1.93%	2.14%	2.19%	1.97%
Net Investment Income After Waivers
and Related Reimbursements	3.30	%3(B)	3.66%[3]	4.17	%3(B)	4.11%	4.02%	4.40%	5.18%
Net Investment Income Before Waivers
and Related Reimbursements	2.29	%(B)	2.58%	3.37	%(B)	3.49%	3.21%	3.53%	4.54%
Supplementary Data:
Portfolio Turnover Rate	47	%(A)	57%	46	%(A)	28%	39%	102%	10%
Net Assets at End of Period (in thousands)	$3,952		$4,047	$4,445		$4,615	$2,055	$2,030	$4,011

[1]	The Fund changed its fiscal year end from March 31 to October 31.
[2]	Calculated based on average shares outstanding.
[3]	Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.05% (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, dividend expenses, 12b-1 fees and extraordinary expenses) and the recoupment of certain previously waived fees.
[4]	The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.
[5]	Less than $0.01.
[6]	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.
[7]	Does not include expenses of the funds in which the Fund invests.
(A)	Not Annualized.
(B)	Annualized.

B-8

FINANCIAL HIGHLIGHTS – INSTITUTIONAL CLASS SHARES

The financial highlights tables on the following pages are intended to help you understand each FBR Fund’s financial performance for the past five years, or, if shorter, the period of the FBR Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the FBR Fund (assuming reinvestment of all dividends and distributions, if any). The information (except for information for the six months ended April 30, 2012) for the FBR Funds for each period presented, except for the FBR Balanced Fund and FBR Core Bond Fund, has been audited by Tait, Weller & Baker LLP, whose report, along with the Funds’ audited financial statements, are included in the current annual report of the FBR Funds, which is available upon request. With respect to the FBR Balanced Fund and FBR Core Bond Fund, information for the fiscal year ended October 31, 2011, the fiscal period ended October 31, 2010 and the fiscal year ended March 31, 2010 has been audited by Tait, Weller & Baker LLP, whose report, along with the Funds’ audited financial statements are included in the current annual report, which is available upon request. The information for the fiscal years prior to March 31, 2010 for the FBR Balanced Fund and FBR Core Bond Fund was audited by other independent accountants. The FBR Funds’ unaudited financial statements for the six months ended April 30, 2012 are included in the FBR Funds’ semi-annual report, which is available upon request. All unaudited interim financial statements reflect all adjustments which are, in the opinion of the FBR Funds’ management, necessary to a fair statement of the results for the interim periods presented. In addition, all such adjustments are of a normal recurring nature.

B-9

HENNESSY SELECT FOCUS FUND – INSTITUTIONAL CLASS

	For the Six
	Months Ended		For the Years			For the Period
	April 30, 2012		Ended October 31,			Ended October 31,
	(unaudited)		2011	2010*	2009	2008**
Per Share Operating Performance:
Net Asset Value – Beginning of Period	$50.02		$47.64	$37.84	$130.93	$180.00
Income (Loss) from Investment Operations:
Net Investment Loss	(0.08)[3]		(0.37)[3]	(0.41)[1]	(0.25)[1]	(0.20)[1]
Net Realized and Unrealized Gain (Loss) on Investments[2]	6.55		4.47	10.58	0.59	(49.05)
Total from Investment Operations	6.47		4.10	10.17	0.34	(49.25)
Distributions to Shareholders:
From Net Investment Income	—		—	(0.37)	—	—
From Net Realized Gain	(5.24)		(1.72)	—	(93.45)	—
Paid-in Capital from Redemption Fees[3]	0.00	[4]	0.00 [4]	0.00 [4]	0.02	0.18
Net Increase (Decrease) in Net Asset Value	1.23		2.38	9.80	(93.09)	(49.07)
Net Asset Value – End of Period	$51.25		$50.02	$47.64	$37.84	$130.93
Total Investment Return[5]	14.41	%(A)	8.53%	27.32%	18.15%	(27.30	)%(A)
Ratios to Average Net Assets:
Expenses After Waivers[6]	1.11	%(B)	1.15%	1.26%	1.15%	1.05	%(B)
Expenses Before Waivers[6]	1.11	%(B)	1.15%	1.26%	1.15%	1.05	%(B)
Net Investment Loss After Waivers	(0.31	)%(B)	(0.76)%	(1.06)%	(0.88)%	(0.70	)%(B)
Net Investment Loss Before Waivers	(0.31	)%(B)	(0.76)%	(1.06)%	(0.88)%	(0.70	)%(B)
Supplementary Data:
Portfolio Turnover Rate	12	%(A)	13%	5%	5%	17	%(A)
Net Assets at End of Period (in thousands)	$63,549		$49,005	$36,811	$34,225	$16,831

*	Per share amounts have been restated on a retroactive basis to reflect a 1:18 reverse stock split effective December 10, 2010.
**	Represents the period from inception of share class (May 30, 2008) through October 31, 2008.
[1]	Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
[2]	The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.
[3]	Calculated based on average shares outstanding.
[4]	Less than $0.01.
[5]	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.
[6]	Does not include expenses of the funds in which the Fund invests.
(A)	Not Annualized.
(B)	Annualized.

B-10

HENNESSY SELECT SMALL CAP FINANCIAL FUND – INSTITUTIONAL CLASS

	For the Six
	Months Ended		For the Years			For the Period
	April 30, 2012		Ended October 31,			Ended October 31,
	(unaudited)		2011	2010	2009	2008*
Per Share Operating Performance:
Net Asset Value – Beginning of Period	$10.55		$11.70	$10.34	$9.96	$10.00
Income (Loss) from Investment Operations:
Net Investment Income[2]	0.07	[4]	0.19 [4]	0.09 [1]	0.19 [1]	0.02	[1]
Net Realized and Unrealized Gain (Loss) on Investments[3]	1.22		(1.09)	1.40	0.40	(0.06)
Total from Investment Operations	1.29		(0.90)	1.49	0.59	(0.04)
Distributions to Shareholders:
From Net Investment Income	(0.35)		(0.12)	(0.13)	(0.21)	—
From Net Realized Gain	—		(0.13)	—	—	—
Total Distributions	(0.35)		(0.25)	(0.13)	(0.21)	—
Paid-in Capital from Redemption Fees[4]	0.00	[5]	—	0.00 [5]	—	—
Net Increase (Decrease) in Net Asset Value	0.94		(1.15)	1.36	0.38	(0.04)
Net Asset Value – End of Period	$11.49		$10.55	$11.70	$10.34	$9.96
Total Investment Return[6]	12.62	%(A)	(8.00)%	14.52%	6.14%	(0.40	)%(A)
Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2,7]	1.19	%(B)	1.34%	1.23%	1.56%	1.31	%(B)
Expenses Before Waivers and Related Reimbursements[7]	1.19	%(B)	1.34%	1.23%	1.56%	1.31	%(B)
Net Investment Income After Waivers and Related Reimbursements[2]	1.34	%(B)	1.00%	0.61%	0.04%	1.49	%(B)
Net Investment Income Before Waivers and Related Reimbursements	1.34	%(B)	1.00%	0.61%	0.04%	1.49	%(B)
Supplementary Data:
Portfolio Turnover Rate	24	%(A)	70%	89%	118%	147	%(A)
Net Assets at End of Period (in thousands)	$28,048		$19,894	$25,011	$10,638	$3,952

*	Represents the period from inception of share class (May 30, 2008) through October 31, 2008.
[1]	Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
[2]	Reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.70% (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses) and effective May 30, 2008, the recoupment of certain previously waived fees.
[3]	The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.
[4]	Calculated based on average shares outstanding.
[5]	Less than $0.01.
[6]	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.
[7]	Does not include expenses of the funds in which the Fund invests.
(A)	Not Annualized.
(B)	Annualized.

B-11

HENNESSY SELECT TECHNOLOGY FUND – INSTITUTIONAL CLASS

	For the Six		For the	For the
	Months Ended		Years Ended	Period Ended
	April 30,		October 31,	October 31,
	2012		2011	2010*
	(unaudited)
Per Share Operating Performance:
Net Asset Value – Beginning of Period	$10.89		$11.00	$10.46
Income (Loss) from Investment Operations:
Net Investment Loss[2]	(0.06)[4]		(0.14)[4]	(0.07)[1]
Net Realized and Unrealized Gain on Investments[3]	1.13		0.03	0.61
Total from Investment Operations	1.07		(0.11)	0.54
Paid-in Capital from Redemption Fees[4]	0.00	[5]	0.00 [5]	0.00	[5]
Net Increase (decrease) in Net Asset Value	1.07		(0.11)	0.54
Net Asset Value – End of Period	$11.96		$10.89	$11.00
Total Investment Return[6]	9.83	%(A)	(1.00)%	5.16	%(A)
Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2,7]	1.70	%(B)	1.70%	1.70	%(B)
Expenses Before Waivers and Related Reimbursements[7]	4.44	%(B)	3.45%	2.34	%(B)
Net Investment Loss After Waivers and Related Reimbursements[2]	(1.00	)%(B)	(1.24)%	(0.77	)%(B)
Net Investment Loss Before Waivers and Related Reimbursements	(3.74	)%(B)	(2.99)%	(1.41	)%(B)
Supplementary Data:
Portfolio Turnover Rate	62	%(A)	141%	353	%(A)(C)
Net Assets at End of Period (in thousands)	$1,206		$1,156	$4,611

*	Represents the period from inception of share class (March 12, 2010) through October 31, 2010.
[1]	Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
[2]	Reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.70% (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses).
[3]	The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.
[4]	Calculated based on average shares outstanding.
[5]	Less than $0.01.
[6]	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.
[7]	Does not include expenses of the funds in which the Fund invests.
(A)	Not Annualized.
(B)	Annualized.
(C)	Excludes merger activity.

B-12

HENNESSY SELECT BALANCED FUND – INSTITUTIONAL CLASS

For the
For the Six	For the	Period
Months	Year	April 1,
Ended	Ended	2010	For the Years
April 30,	October	to	Ended
2012	31,	October 31,	March 31,
(unaudited)	2011	2010[1]	2010	2009	2008	2007
Per Share Operating Performance:
Net Asset Value – Beginning of Period	$12.38	$11.38	$10.99	$8.52	$11.75	$13.98	$13.04
Income (Loss) from Investment Operations:
Net Investment Income[2]	0.12	[3]	0.32	[3]	0.18	[3]	0.30	0.33	0.42	0.38
Net Realized and Unrealized Gain (Loss) on Investments[2,4]	0.89	0.99	0.38	2.50	(3.10)	0.33	1.10
Total from Investment Operations	1.01	1.31	0.56	2.80	(2.77)	0.75	1.48
Distributions to Shareholders:
From Net Investment Income	(0.13)	(0.31)	(0.17)	(0.33)	(0.26)	(0.41)	(0.38)
From Net Realized Gain	—	—	—	—	(0.17)	(2.57)	(0.16)
Return of Capital	—	—	—	—	(0.04)	—	—
Total Distributions	(0.13)	(0.31)	(0.17)	(0.33)	(0.47)	(2.98)	(0.54)
Paid-in Capital from Redemption Fees[2]	0.00	[5]	0.00	[5]	0.00	[5]	0.00	5	0.01	—	—
Net Increase (Decrease) in Net Asset Value	0.88	1.00	0.39	2.47	(3.23)	(2.23)	0.94
Net Asset Value – End of Period	$13.26	$12.38	$11.38	$10.99	$8.52	$11.75	$13.98
Total Investment Return[6]	8.17	%(A)	11.62%	5.19	%(A)	33.10%	(24.13)%	4.75%	11.47%
Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[7]	0.99	%3(B)	0.99	%3	0.99	%3(B)	0.99%	1.07%	1.08%	1.08%
Expenses Before Waivers and Related Reimbursements[7]	1.03	%(B)	1.12%	1.20	%(B)	1.43%	1.58%	1.41%	1.25%
Net Investment Income After Waivers and Related Reimbursements	1.91	%3(B)	2.69	%3	2.82	%3(B)	3.01%	3.24%	3.00%	2.76%
Net Investment Income Before Waivers and Related Reimbursements	1.87	%(B)	2.56%	2.60	%(B)	2.57%	2.73%	2.67%	2.59%
Supplementary Data:
Portfolio Turnover Rate	15	%(A)	35%	27	%(A)	26%	32%	110%	28%
Net Assets at End of Period (in thousands)	$75,550	$55,283	$42,169	$39,403	$31,127	$41,206	$47,390

[1]	The Fund changed its fiscal year end from March 31 to October 31.
[2]	Calculated based on average shares outstanding.
[3]	Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.08% (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, dividend expenses, 12b-1 fees and extraordinary expenses) and the recoupment of certain previously waived fees. Also reflects fees voluntarily waived by FBR Fund Advisers, Inc. pursuant to an expense limitation of 0.99% (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, dividend expenses, 12b-1 fees and extraordinary expenses) and the recoupment of certain previously waived fees.
[4]	The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.
[5]	Less than $0.01.
[6]	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.
[7]	Does not include expenses of the funds in which the Fund invests.
(A)	Not Annualized.
(B)	Annualized.

B-13

HENNESSY SELECT CORE BOND FUND – INSTITUTIONAL CLASS

				For the
	For the Six		For the	Period
	Months		Year	April 1,
	Ended		Ended	2010		For the Years
	April 30,		October	to		Ended
	2012		31,	October 31,		March 31,
	(unaudited)		2011	2010[1]		2010	2009	2008	2007
Per Share Operating Performance:
Net Asset Value – Beginning of Period	$8.77		$9.05	$8.67		$8.11	$8.52	$9.10	$9.15
Income (Loss) from Investment Operations:
Net Investment Income[2]	0.15	[3]	0.34 [3]	0.23	[3]	0.37	0.35	0.39	0.49
Net Realized and Unrealized Gain (Loss) on Investments[2,4]	0.15		(0.12)	0.38		0.64	(0.42)	0.03	0.05
Total from Investment Operations	0.30		0.22	0.61		1.01	(0.07)	0.42	0.54
Distributions to Shareholders:
From Net Investment Income	(0.16)		(0.35)	(0.23)		(0.40)	(0.34)	(0.42)	(0.49)
From Net Realized Gain	(0.08)		(0.15)	—		(0.05)	—	(0.58)	(0.10)
Total Distributions	(0.24)		(0.50)	(0.23)		(0.45)	(0.34)	(1.00)	(0.59)
Paid-in Capital from Redemption Fees[2]	0.00		0.00 [5]	0.00	[5]	0.00 [5]	0.00 [5]	—	—
Net Increase (Decrease) in Net Asset Value	0.06		(0.28)	0.38		0.56	(0.41)	(0.58)	(0.05)
Net Asset Value – End of Period	$8.83		$8.77	$9.05		$8.67	$8.11	$8.52	$9.10
Total Investment Return[6]	3.52	%(A)	2.62%	7.15	%(A)	12.62%	(0.74)%	4.78%	6.11%
Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[7]	1.05	%3(B)	1.05%[3]	1.05	%3(B)	1.06%	1.08%	1.08%	1.08%
Expenses Before Waivers and Related Reimbursements[7]	1.39	%(B)	1.43%	1.47	%(B)	1.69%	1.89%	1.94%	1.72%
Net Investment Income After Waivers and Related Reimbursements	3.55	%3(B)	3.92%[3]	4.41	%3(B)	4.37%	4.27%	4.46%	5.44%
Net Investment Income Before Waivers and Related Reimbursements	3.21	%(B)	3.54%	4.00	%(B)	3.74%	3.46%	3.60%	4.80%
Supplementary Data:
Portfolio Turnover Rate	47	%(A)	57%	46	%(A)	28%	39%	102%	10%
Net Assets at End of Period (in thousands)	$28,616		$23,247	$24,248		$23,885	$22,053	$21,953	$13,234

[1]	The Fund changed its fiscal year end from March 31 to October 31.
[2]	Calculated based on average shares outstanding.
[3]	Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.05% (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, dividend expenses, 12b-1 fees and extraordinary expenses) and the recoupment of certain previously waived fees.
[4]	The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.
[5]	Less than $0.01.
[6]	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.
[7]	Does not include expenses of the funds in which the Fund invests.
(A)	Not Annualized.
(B)	Annualized.

B-14

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary Statement of Additional Information, Subject to Completion, Dated August 1, 2012

______________________________

STATEMENT OF ADDITIONAL INFORMATION

August [•], 2012

For the Reorganization of Certain FBR Funds Identified Below
Series of The FBR Funds
Into
Certain Hennessy Funds Identified Below
Series of Hennessy Funds Trust

_________________________________________

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus dated August [•], 2012 relating to the Special Meeting of Shareholders of the FBR Focus Fund, the FBR Large Cap Financial Fund, the FBR Small Cap Financial Fund, the FBR Technology Fund, the FBR Gas Utility Index Fund, the FBR Balanced Fund, and the FBR Core Bond Fund to be held on [•], October [•], 2012, at 11:00 a.m. local time, at 1001 19th Street North, Arlington, VA  22209 (the “Special Meeting”). The purpose of the Special Meeting is to seek shareholder approval of an Agreement and Plan of Reorganization (the “Plan”) under which:

i	all of the assets of the FBR Focus Fund will be transferred to the Hennessy Select Focus Fund, in exchange for Investor Class and Institutional Class shares of the Hennessy Select Focus Fund, which will be distributed pro rata by the FBR Focus Fund to its Investor Class and Institutional Class shareholders, and the Hennessy Select Focus Fund’s assumption of the FBR Focus Fund’s liabilities;

i	all of the assets of the FBR Large Cap Financial Fund will be transferred to the Hennessy Select Large Cap Financial Fund, in exchange for Investor Class shares of the Hennessy Select Large Cap Financial Fund, which will be distributed pro rata by the FBR Large Cap Financial Fund to its Investor Class shareholders, and the Hennessy Select Large Cap Financial Fund’s assumption of the FBR Large Cap Financial Fund’s liabilities;

i	all of the assets of the FBR Small Cap Financial Fund will be transferred to the Hennessy Select Small Cap Financial Fund, in exchange for Investor Class and Institutional Class shares of the Hennessy Select Small Cap Financial Fund, which will be distributed pro rata by the FBR Small Cap Financial Fund to its Investor Class and Institutional Class shareholders, and the Hennessy Select Small Cap Financial Fund’s assumption of the FBR Small Cap Financial Fund’s liabilities;

i	all of the assets of the FBR Technology Fund will be transferred to the Hennessy Select Technology Fund, in exchange for Investor Class and Institutional Class shares of the Hennessy Select Technology Fund, which will be distributed pro rata by the FBR Technology Fund to its Investor Class and Institutional Class shareholders, and the Hennessy Select Technology Fund’s assumption of the FBR Technology Fund’s liabilities;

i	all of the assets of the FBR Gas Utility Index Fund will be transferred to the Hennessy Select Gas Utility Index Fund, in exchange for Investor Class shares of the Hennessy Select Gas Utility Index Fund, which will be distributed pro rata by the FBR Gas Utility Index Fund to its Investor Class shareholders, and the Hennessy Select Gas Utility Index Fund’s assumption of the FBR Gas Utility Index Fund’s liabilities;

i	all of the assets of the FBR Balanced Fund will be transferred to the Hennessy Select Balanced Fund, in exchange for Investor Class and Institutional Class shares of the Hennessy Select Balanced Fund, which will be distributed pro rata by the FBR Balanced Fund to its Investor Class and Institutional Class shareholders, and the Hennessy Select Balanced Fund’s assumption of the FBR Balanced Fund’s liabilities; and

i	all of the assets of the FBR Core Bond Fund will be transferred to the Hennessy Select Core Bond Fund, in exchange for Investor Class and Institutional Class shares of the Hennessy Select Core Bond Fund, which will be distributed pro rata by the FBR Core Bond Fund to its Investor Class and Institutional Class shareholders, and the Hennessy Select Core Bond Fund’s assumption of the FBR Core Bond Fund’s liabilities.

Because the Hennessy Funds referenced above will commence operations on or after the date of this Statement of Additional Information, these Funds do not yet have ticker symbols.

Copies of the Proxy Statement/Prospectus, which has been filed with the Securities and Exchange Commission (SEC), may be obtained, without charge, by writing to The FBR Funds at 1001 19th Street North, Arlington, VA  22209 or by calling 1-800-991-5861.

TABLE OF CONTENTS

INTRODUCTION	1
PRO FORMA FINANCIAL STATEMENTS	1
INCORPORATION BY REFERENCE	1
ADDITIONAL INFORMATION ABOUT THE EXISTING FUNDS	1
NEW FUND HISTORY AND CLASSIFICATION	2
INVESTMENT RESTRICTIONS OF NEW FUND	3
NEW FUND INVESTMENT CONSIDERATIONS	6
TRUSTEES AND OFFICERS OF NEW FUNDS	27
NEW FUND CONTROL PERSONS AND PRINCIPAL HOLDERS	37
INVESTMENT ADVISORY AND OTHER SERVICES OF NEW FUNDS	38
BROKERAGE ALLOCATION AND OTHER PRACTICES OF NEW FUNDS	48
PORTFOLIO TURNOVER OF NEW FUNDS	49
NEW FUND DISCLOSURE OF PORTFOLIO HOLDINGS	49
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION FOR NEW FUNDS	50
VALUATION OF SHARES FOR NEW FUNDS	51
NEW FUND INFORMATION ABOUT DISTRIBUTIONS AND TAXES	51
ANTI-MONEY LAUNDERING PROGRAM OF NEW FUNDS	56
OTHER INFORMATION ABOUT NEW FUNDS	56
NEW FUND FINANCIAL STATEMENTS	59

i

INTRODUCTION

This Statement of Additional Information (“SAI”) is intended to supplement the information provided in the Proxy Statement/Prospectus dated August [•], 2012 (the “Proxy Statement/Prospectus”) relating to the proposed reorganizations (the “Reorganizations”) of the FBR Focus Fund, the FBR Large Cap Financial Fund, the FBR Small Cap Financial Fund, the FBR Technology Fund, the FBR Gas Utility Index Fund, the FBR Balanced Fund, and the FBR Core Bond Fund, each a series of The FBR Funds (each an “Existing Fund” and collectively the “Existing Funds”), into, respectively, the Hennessy Select Focus Fund, the Hennessy Select Large Cap Financial Fund, the Hennessy Select Small Cap Financial Fund, the Hennessy Select Technology Fund, the Hennessy Select Gas Utility Index Fund, the Hennessy Select Balanced Fund, and the Hennessy Select Core Bond Fund, each a series of Hennessy Funds Trust (each a “New Fund,” and collectively the “New Funds”). The Proxy Statement/Prospectus has been sent to the shareholders of the Existing Fund in connection with the solicitation of proxies to be voted at the special meeting of stockholders of the Existing Funds to be held on October [•], 2012.

PRO FORMA FINANCIAL STATEMENTS

Pro forma financial statements are not included because the Existing Funds, each a series of The FBR Funds, are being combined with the New Funds, each a series of Hennessy Funds Trust, which are newly created funds that do not have any assets or liabilities. The Investor Class and Institutional Class shares of each New Fund will be the successor to the accounting and performance information of the corresponding Existing Fund after consummation of the Reorganizations.

INCORPORATION BY REFERENCE

The following documents have been filed with the SEC and are incorporated by reference into this Statement of Additional Information, which means that they are legally considered to be a part of this Statement of Additional Information:

i	The current Statement of Additional Information of The FBR Funds, dated February 29, 2012.

i	The current Annual Report of The FBR Funds, for the fiscal year ended October 31, 2011.

i	The current Semi-Annual Report of The FBR Funds, for the six month period ended April 30, 2012.

ADDITIONAL INFORMATION ABOUT THE EXISTING FUNDS

About the Existing Funds

For information about the Existing Funds generally and their history, see the Existing Funds’ SAI.

Description of the Existing Funds and Their Investments and Risks

For information about the investment objectives, policies, risks and restrictions of the Existing Funds, see “Investments and Risks” and “Investment Limitations and Restrictions” and “Disclosure of Portfolio Holdings” in the Existing Funds’ SAI.

B-1

Management of the Existing Funds

For information regarding the management of the Existing Funds, see “Trustees and Officers” in the Existing Funds’ SAI.

Control Persons and Principal Holders of Securities

For information regarding ownership of shares of the Existing Funds, see “Control Persons and Principal Holders of Securities” in the Existing Funds’ SAI.

Investment Advisory and Other Services

For information about investment advisory and other services with respect to the Existing Funds, see “Trust Management and Administration,” and “Portfolio Managers” in the Existing Funds’ SAI.

Brokerage Allocation and Other Practices

For information regarding brokerage allocation practices of the Existing Funds, see “Brokerage Allocation and Other Practices” in the Existing Funds’ SAI.

Capital Stock and Other Securities

For information regarding voting rights and other aspects of shares of the Existing Funds, see “Taxes” and “Description of Shares” in the Existing Funds’ SAI.

Purchase, Redemption and Pricing of Shares

For information about share purchase, redemption and pricing of shares of the Existing Funds, see “Additional Purchase and Redemption Information” in the Existing Funds’ SAI.

Taxation of the Existing Funds

For information regarding tax matters with respect to the Existing Funds, see “Taxes” in the Existing Funds’ SAI.

Financial Statements of the Existing Funds

For information regarding the financial statements of the Existing Funds, see the Existing Funds’ SAI and the Existing Funds’ Annual Report and Semi-Annual Report.

NEW FUND HISTORY AND CLASSIFICATION

Hennessy Funds Trust (“HFT”), a Delaware statutory trust that was organized on September 17, 1992, is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). HFT consists of nine series of shares of beneficial interest, having no par value (the “Shares”). The series described in this SAI are the Hennessy Select Focus Fund, the Hennessy Select Large Cap Financial Fund, the Hennessy Select Small Cap Financial Fund, the Hennessy Select Technology Fund, the Hennessy Select Gas Utility Index Fund, the Hennessy Select Balanced Fund, and the Hennessy Select Core Bond Fund. Each of the Hennessy Select Focus Fund, the Hennessy Select Large Cap Financial Fund, the Hennessy Select Small Cap Financial Fund, the Hennessy Select Technology Fund and the Hennessy Select Gas Utility Index Fund is a non-diversified portfolio. Each of the Hennessy Select Balanced Fund and the Hennessy Select Core Bond Fund is a diversified portfolio.

B-2

The Hennessy Cornerstone Large Growth Fund (the “Cornerstone Large Growth Fund”) and the Hennessy Select Large Value Fund (the “Select Large Value Fund”) are also series of HFT. Each of the Cornerstone Large Growth Fund and the Select Large Value Fund is a diversified portfolio. Information about the Cornerstone Large Growth Fund and the Select Large Value Fund is contained in a separate Statement of Additional Information.

The New Funds offer two separate classes of Shares (each a “Class”): all of the New Funds offer Investor Class Shares, and certain of the New Funds offer Institutional Class Shares. The Investor Class Shares and Institutional Class Shares represent an interest in the same assets of a New Fund, have the same rights and are identical in all material respects except that (1) Investor Class Shares may bear distribution and shareholder servicing fees and Institutional Class Shares are not subject to such fees; (2) Institutional Class Shares are available only to shareholders who invest directly in a New Fund, or who invest through a broker-dealer, financial institution or servicing agent that does not receive a service fee from the New Fund or Hennessy Advisors, Inc. (the “Manager”); and (3) that the Board of Trustees may elect to have certain expenses specific to the Investor Class Shares or Institutional Class Shares be borne solely by the Class to which such expenses are attributable, but any expenses not specifically allocated to the Investor Class Shares or Institutional Class Shares shall be allocated to each such Class on the basis of the net asset value (“NAV”) of that Class in relation to the NAV of the applicable New Fund.  The Board of Trustees may classify and reclassify the Shares of the New Funds into additional classes of Shares at a future date.

INVESTMENT RESTRICTIONS OF NEW FUND

FUNDAMENTAL POLICIES FUNDS OTHER THAN GAS UTILITY INDEX FUND

The investment restrictions set forth below are fundamental policies of each of the Funds, which cannot be changed without the approval of the holders of the lesser of (i) 67% or more of the Fund’s shares present or represented at a meeting of shareholders at which holders of more than 50% of the Fund’s outstanding shares are present or represented or (ii) more than 50% of the outstanding shares of the Fund. Unless otherwise indicated, all percentage limitations apply to a Fund on an individual basis.

The Funds may not:

1.          Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

2.           Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by a Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.

3.           Issue any senior security as defined in the 1940 Act, except that (a) a Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) a Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth below, a Fund may borrow money as authorized by the 1940 Act.

B-3

4.          Borrow money, except that as a temporary measure a Fund may borrow money to facilitate redemptions.  Such a borrowing may be in an amount not to exceed 33 1/3% of the value of the Fund’s total assets at the time of borrowing or such other percentage permitted by law.

5.          Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

6.          Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the “1933 Act”) in the disposition of restricted securities.

7.          With respect to 50% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the United States government (“U.S. Government”) or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

8.          Purchase the securities of any issuer if, as a result, more than 25% of the total assets would be invested in the securities of one or more conducting their principal business activities in the same industry, except that (a) with respect to the Hennessy Select Large Cap Financial Fund and the Hennessy Select Small Cap Financial Fund, purchase the securities of any issuer if, as a result, less than 25% of a Fund’s total assets would be invested in the securities of issuers principally engaged in the financial services group of industries; and (b) with respect to the Hennessy Select Technology Fund, purchase the securities of any issuer if, as a result, less than 25% of the Fund’s total assets would be invested in the securities of issuers principally engaged in the technology group of  industries.

These limitations do not apply to securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

FUNDAMENTAL POLICIES GAS UTILITY INDEX FUND

The investment restrictions set forth below are fundamental policies of the Hennessy Select Gas Utility Index Fund, which cannot be changed without the approval of the holders of the lesser of (i) 67% or more of the Fund’s shares present or represented at a meeting of shareholders at which holders of more than 50% of the Fund’s outstanding shares are present or represented or (ii) more than 50% of the outstanding shares of the Fund. Unless otherwise indicated, all percentage limitations apply to the Fund on an individual basis.

The Fund may not:

9.           Issue senior securities.

10.          Make short sales of securities or purchase securities on margin.

11.         Borrow money except as a temporary measure to facilitate redemptions.  Such borrowing may not exceed 30% of the Fund’s total assets, taken at current value, before such borrowing.  The Fund may not purchase securities if a borrowing by the Fund is outstanding.

B-4

12.         Underwrite securities of any other issuer, nor purchase or sell restricted securities.

13.         Purchase or sell real estate or real estate mortgage loans.

14.         Buy or sell commodities or futures contracts.

15.         Purchase the securities of any issuer if, as a result, more than 25% of the total assets would be Invest in oil, gas or other mineral leases.

16.         Make loans except through repurchase agreements provided the borrower maintains collateral equal to at least 100% of the value of the borrowed security, and marked to market daily.

17.         Purchase securities of any issuer if, as a result of such a purchase, such securities would account for more than 5% of the Fund’s assets.

18.         Purchase the securities of any issuer if, as a result, less than 25% of the Fund’s total assets would be invested in the securities of issuers principally engaged in the utilities industry.

These limitations do not apply to securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

NON-FUNDAMENTAL POLICIES ALL FUNDS

The following investment restrictions (or operating policies) may be changed with respect to the Funds by the Board of Trustees without shareholder approval:

1.          No Fund will invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which a Fund has valued them. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A promulgated under the 1933 Act, securities offered pursuant to Section 4(2) of the 1933 Act, or securities otherwise subject to restrictions on resale under the 1933 Act (“Restricted Securities”), shall not be deemed illiquid solely by reason of being unregistered. The Manager determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

2.          No Fund will purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund.

3.          The Hennessy Select Gas Utility Index Fund may not invest in warrants.

GENERAL

 Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a New Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the New Fund’s acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a “senior security” under the 1940 Act). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the New Fund’s investment policies and limitations. If the value of a New Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

B-5

NEW FUND INVESTMENT CONSIDERATIONS

This section expands upon the principal investment strategies and risks of the New Funds.

SPECIAL NOTE REGARDING RECENT MARKET EVENTS

Events in the financial sector over the past few years have resulted in reduced liquidity in the credit and fixed income markets and an unusually high degree of volatility in the financial markets, both domestic and international. While entire markets have been impacted, issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected. These events and the potential for continuing market turbulence may have an adverse effect of the New Funds’ investments. It is uncertain how long these conditions will continue.

The U.S. Government, the Federal Reserve, the Treasury, the Securities and Exchange Commission (the “Commission” or “SEC”), the Commodity Futures Trading Commission (“CFTC”), the Federal Deposit Insurance Corporation and other U.S. Governmental and regulatory bodies have recently taken, or are considering taking, actions in response to the economic events of the past few years.  These actions include, but are not limited to, the enactment by the United States Congress of the Dodd-Frank Wall Street Reform and Consumer Protection Act, signed into law on July 21, 2010, which imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, as well as requiring sweeping new regulations by the Commission, the CFTC and other regulators. Given the broad scope, sweeping nature, and relatively recent enactment of some of these statutes and regulatory measures, the potential impact they could have on securities held by the New Funds currently is unknown.  There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the New Funds.  Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will refrain from taking further legislative or regulatory action.  The effect of any such actions, if taken, cannot be known.

Short-Term Debt Obligations

The New Funds may invest in short-term instruments which may include high grade liquid debt securities such as variable amount master demand notes, commercial paper, certificates of deposit, bankers’ acceptances, repurchase agreements which mature in less than seven days and obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities.  Bankers’ acceptances are instruments of the U.S. banks which are drafts or bills of exchange “accepted” by a bank or trust company as an obligation to pay on maturity.  Money market instruments may carry fixed, variable, or floating interest rates.  A security’s credit may be enhanced by a bank, insurance company, or other entity.  Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets so that they are eligible investments for money market funds.  If the structure does not perform as intended, adverse tax or investment consequences may result.  With respect to each New Fund, there may be times when, in the opinion of the Manager, adverse market conditions exist, and it believes that the return on certain money market type instruments would be more favorable than that obtainable through a New Fund’s normal investment programs.  Accordingly, for temporary defensive purposes, each New Fund may hold up to 100% of its total assets in cash and/or short-term obligations.  To the extent that a New Fund’s assets are so invested, they will not be invested so as to meet its investment objective.

B-6

U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the U.S. Government and are backed by the full faith and credit of the U.S. Treasury.  U.S. Treasury securities differ only in their interest rates, maturities, and dates of issuance.  Treasury Bills have maturities of one year or less.  Treasury Notes have maturities of one to ten years, and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.  Yields on short-, intermediate-, and long-term U.S. Treasury securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation.

 Government Agency Securities

Government agency securities, often called agencies, are indirect obligations of the U.S. Government, and are issued by federal agencies and government-sponsored corporations under authority from Congress.  Government agency securities may be backed by the full faith and credit of the federal government, which is the case with Government National Mortgage Association and Small Business Administration certificates, but are more often issued or guaranteed by the sponsoring agency.  Examples of government agency securities include Export-Import Bank of the United States, the Federal Home Loan Banks, and the Federal Farm Credit System Banks.

Government-Sponsored Enterprises

Government-sponsored enterprises are characterized as being privately owned and publicly chartered.  These enterprises were created by the U.S. Government to help certain important sectors of the economy reduce their borrowing costs.  The U.S. Government does not directly back government-sponsored enterprise securities, although in some instances, government-sponsored enterprise securities may benefit from indirect support. Freddie Mac and Fannie Mae are examples of government-sponsored enterprise securities.

 On September 6, 2008, the Federal Housing Finance Authority (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac into conservatorship under its authority with the stated purpose to preserve and conserve each entity’s assets and property, and to put each entity in a sound and solvent condition.  The effect that this conservatorship will have on these entities’ debt and equities is unclear and no assurance can be given that any steps taken by the FHFA or the U.S. Treasury or any other agency of the U.S. Government with respect to Fannie Mae or Freddie Mac will succeed.  Fannie Mae and Freddie Mac have each been and remain the subject of investigations by federal regulators over certain accounting matters.  Such investigations, and any resulting restatements, may adversely affect these entities and, as a result, the payment of principal or interest on securities they issue.

Risks Associated with Investing in U.S. Government Securities

The U.S. Government is considered to be the best credit-rated issuer in the debt markets.  Since Treasury securities are direct obligations of the U.S. Government, they are considered to have minimal credit risk.  While most other government-sponsored securities are not direct obligations of the U.S. Government (although some are guaranteed by the U.S. Government), they also offer little credit risk.

 However, another type of risk that may affect a New Fund is market and/or interest rate risk.  For example, debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields.  The market value of U.S. Government securities generally varies inversely with changes in market interest rates.  An increase in interest rates, therefore, would generally reduce the market value of any U.S. Government security held by the New Funds, while a decline in interest rates would generally increase the market value of such investment.

B-7

Bank Money Market Instruments

Bank money market instruments are short-term obligations of depository institutions which provide high liquidity and a relatively low risk way to earn interest on cash reserves.

Risks of Bank Money Market Instruments

Bank deposits and CDs are insured to $250,000 per depositor by the Bank Insurance Fund and the Savings Association Insurance Fund, units of the Federal Deposit Insurance Corporation (“FDIC”), and by the National Credit Union Administration (“NCUA”).  The FDIC and NCUA are federally sponsored agencies.

Repurchase Agreements

A repurchase agreement is an agreement where the New Funds acquire a debt security from a commercial bank or broker/dealer with the understanding that the New Fund will sell the instrument back at an agreed-upon price and date (normally, the next business day).  Essentially, a repurchase agreement may be considered a loan backed by securities.  The resale price reflects an agreed-upon interest rate effective for the period the instrument is held by the New Funds.  In these transactions, the value of the securities acquired by the New Fund (including accrued interest earned) must be greater than the value of the repurchase agreement itself.  The securities are held by the New Funds’ custodian bank until repurchased.

Reasons to Use Repurchase Agreements

The New Funds may invest in repurchase agreements secured by securities issued or guaranteed by the U.S. Government, its agencies and government-sponsored enterprises: (i) for defensive purposes due to market conditions; or (ii) to generate income from the New Funds’ excess cash balances.  The New Funds will only enter into repurchase agreements with member banks of the Federal Reserve system or primary dealers of U.S. Government securities.

Risks of Repurchase Agreements

The use of repurchase agreements involves certain risks.  For example, if the other party to the agreement defaults on its obligations to repurchase the underlying security at a time when the value of the security has declined, the New Funds may incur a loss when the security is sold.  If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the New Funds not within the control of the New Funds.  Consequently, the New Funds may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.  While the Manager acknowledges these risks, it is expected that these risks can be controlled through monitoring procedures.  These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored.  In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned in the repurchase agreement.

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Reverse Repurchase Agreements

Each New Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the New Fund’s investment restrictions.  Pursuant to such agreements, a New Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at the mutually agreed-upon date and price.  The New Funds intend to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions.  At the time a New Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets consistent with the New Fund’s investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.  Such assets will include U.S. Government securities or other liquid, high-grade debt securities.

 Risks of Reverse Repurchase Agreements

Reverse repurchase agreements involve the risk that the market value of the securities sold by a New Fund may decline below the price at which the New Fund is obligated to repurchase the securities.  Reverse repurchase agreements are considered to be borrowing by a New Fund under the 1940 Act.

FOREIGN INVESTMENTS

The New Funds may invest in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) and securities purchased on foreign securities exchanges and over-the-counter.

 Depositary receipts are not usually denominated in the same currency as the securities into which they may be converted.  Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in European and global securities markets.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European and global receipts, respectively, evidencing a similar arrangement.

 Other permissible investments include: Eurodollar Certificates of Deposit (“ECDs”), which are U.S. Dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States; Yankee Certificates of Deposit (“Yankee CDs”), which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. Dollars and held in the United States; Eurodollar Time Deposits (“ETDs”), which are U.S. Dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; and Canadian Time Deposits (“CTDs”), which are U.S. Dollar-denominated certificates of deposit issued by Canadian offices of major Canadian Banks.  Such investments may subject the New Funds to significant investment risks that are different from, and additional to, those related to investments in obligations of U.S. domestic issuers or in U.S. securities markets.

Risks of FOREIGN INVESTMENTS

 The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations.  In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

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 Foreign markets may offer less protection to investors than U.S. markets.  Foreign issuers, brokers, and securities markets may be subject to less government supervision.  Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.  Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays.  It may also be difficult to enforce legal rights in foreign countries.

 Investing abroad also involves different political and economic risks.  Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. Dollars, or other government intervention.  There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises.  Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.  There is no assurance that the Manager will be able to anticipate these potential events or counter their effects.

 The considerations noted above generally are intensified for investments in developing countries.  Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

 The New Funds may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons.  Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

ILLIQUID INVESTMENTS AND RESTRICTED SECURITIES

 Each New Fund may invest up to 15% of its net assets in illiquid investments, including restricted securities which do not meet the criteria for liquidity established by the Trust’s Board of Trustees.  Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business, within seven days, at approximately the prices at which they are valued.  Under the supervision of the Board of Trustees, the Manager determines the liquidity of each New Fund’s investments and, through reports from the Manager, the Board of Trustees monitors investments in illiquid instruments.  In determining the liquidity of a New Fund’s investments, the Manager may consider various factors, including: (1) the frequency of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; (4) the nature of the security (including any demand or tender features); and (5) the nature of the marketplace for trades (including the ability to assign or offset a New Fund’s rights and obligations relating to the investment).  Investments currently considered by the New Funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days.  Also, the Manager may determine some over-the-counter options, restricted securities and loans and other direct debt instruments, and swap agreements to be illiquid.  In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith in accordance with procedures established by the Board of Trustees.  If through a change in values, net assets, or other circumstances, a New Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

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 Restricted securities are securities which cannot be sold to the public without registration under the 1933 Act.  Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration.  The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a position of the staff of the Commission set forth in the adopting release for Rule 144A under the 1933 Act (“Rule 144A”).  Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws.  Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers.  Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A.  The Trustees determine the liquidity of certain restricted securities, including Rule 144A securities and foreign securities.

 The Trustees consider the following criteria in determining the liquidity of certain restricted securities: the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades.  The Trustees have delegated to the Manager the daily function of determining and monitoring the liquidity of restricted securities pursuant to the above criteria and guidelines adopted by the Trustees. The Trustees will continue to monitor and periodically review the Manager’s selection of Rule 144A securities as well as any determinations as to their liquidity.

SECURITIES LENDING

 Each New Fund may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities.  A New Fund must receive a minimum of 100% collateral, plus any interest due in the form of cash or U.S. Government securities.  This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the New Fund.  During the time portfolio securities are on loan, the borrower will pay the New Fund any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement.  Loans will be subject to termination by the New Fund or the borrower at any time.  While a New Fund will not have the right to vote securities on loan, it will terminate the loan and regain the right to vote if that is considered important with respect to the investment.  A New Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Manager has determined are creditworthy under guidelines established by the Trustees.  Each New Fund will limit its securities lending to 33 1/3% of total assets.

Risks of SECURITIES LENDING

Each New Fund will enter into securities lending and repurchase transactions only with nationally recognized brokers, banks, dealers or other financial institutions.  In the event of a default or bankruptcy by a seller or borrower, the New Fund will promptly liquidate collateral.  However, the exercise of the New Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale of collateral on a default of the seller or borrower were less than the seller’s or borrower’s obligation, the New Fund could suffer a loss.

BORROWING

Each New Fund may enter into commitments to purchase securities in accordance with their investment programs, including when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3% of each New Fund’s total assets.  Additionally, each New Fund may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the value of each New Fund’s total assets at the time when the loan is made.

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THE FOLLOWING INVESTMENTS AND RISKS APPLY TO ALL FUNDS EXCEPT THE HENNESSY SELECT GAS UTILITY INDEX FUND

 Convertible Securities.  The New Funds may invest in all types of common stocks and equivalents (such as convertible debt securities and warrants) and preferred stocks.  The New Funds may invest in convertible securities which may offer higher income than the common stocks into which they are convertible.  The convertible securities in which the New Funds may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock.  A New Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock or sell it to a third party.  Thus, a New Fund may not be able to control whether the issuer of a convertible security chooses to convert that security.  If the issuer chooses to do so, this action could have an adverse effect on the New Fund’s ability to achieve its investment objectives.

 Asset-Backed Securities.  Asset-backed securities include pools of mortgages, loans, receivables or other assets.  Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements.  The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support.

 Mortgaged-Backed Securities.  The New Funds may invest in securities that directly or indirectly represent participations in, or are collateralized by, payable from, mortgage loans secured by real property (“Mortgage-Backed Securities”).

 Mortgage-Backed Securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association (“Ginnie Mae”) and government-related organizations such as Fannie Mae and Freddie Mac, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies.  Although certain Mortgage-Backed Securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.  If the Manager purchases a Mortgage-Backed Security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral.  As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates.  However, though the value of a Mortgage-Backed Security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment.  For this and other reasons, a Mortgage-Backed Security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the securities’ return to a New Fund.  In addition, regular payments received in respect of Mortgage-Backed Securities include both interest and principal.  No assurance can be given as to the return a New Fund will receive when these amounts are reinvested.

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There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue Mortgage-Backed Securities and among the securities that they issue.  Mortgage-Backed Securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae.  This guarantee is backed by the full faith and credit of the United States.  Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development.  Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.  Mortgage-Backed Securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are guaranteed as to timely payment of the principal and interest by Fannie Mae.  Fannie Maes are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States.  Fannie Mae is a government-sponsored organization owned entirely by private stockholders.  Mortgage-Backed Securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also knows as “Freddie Mac PC’s”).  Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks.  Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or any Federal Home Loan Bank.  Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac.  Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans.  When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The New Funds may also invest in Mortgage-Backed Securities which are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans (“CFOs” and “REMICs”) and derivative multiple-class mortgage-backed securities (“Stripped Mortgage-Backed Securities” or “SMBSs”).

Rating agencies have placed on credit watch or downgraded the ratings previously assigned to a large number of mortgage-related securities (which may include certain of the mortgage-related securities in which certain of the New Funds may have invested or may in the future invest), and may continue to do so in the future.  If a mortgage-related security in which the New Fund is invested is placed on credit watch or downgraded, the value of the security may decline and the New Fund may experience losses.

Further, the recent and unprecedented disruption in the residential mortgage-related securities market (and in particular, the “subprime” residential mortgage market), the broader mortgage-related securities market and the asset-backed securities market have resulted in downward price pressures and increasing foreclosures and defaults in residential and commercial real estate.  Concerns over inflation, energy costs, geopolitical issues, the availability and cost of credit, the mortgage market and a declining real estate market have contributed to increased volatility and diminished expectations for the economy and markets going forward, and have contributed to dramatic declines in the housing market, with falling home prices and increasing foreclosures and unemployment, and significant asset write-downs by financial institutions.  The continuation or worsening of this general economic downturn may lead to further declines in income from, or the value of, real estate, including the real estate which secures the mortgage-related securities held by certain of the New Funds.  Additionally, a lack of credit liquidity and decreases in the value of real property have occurred and may continue to occur or worsen, and potentially prevent borrowers from refinancing their mortgages, which may increase the likelihood of default on their mortgage loans.  These economic conditions may also adversely affect the amount of proceeds the holder of a mortgage loan or mortgage-related securities would realize in the event of a foreclosure or other exercise of remedies.  Moreover, even if such mortgage-related securities are performing as anticipated, their value in the secondary market may fall or continue to fall as a result of deterioration in general market conditions for such securities or other asset-backed or structured products.  Trading activity associated with market indices may also drive spreads on those indices wider than spreads on mortgage-related securities, thereby resulting in a decrease in the value of such mortgage-related securities. Mortgage loans backing non-agency mortgage-related securities are more sensitive to economic factors that could affect the ability of borrowers to pay their obligations under the mortgage loans backing these securities.

B-13

These economic conditions may reduce the cash flow that a New Fund investing in such mortgage-related securities receives from such securities and increase the incidence and severity of credit events and losses in respect of such securities.  In addition, interest rate spreads for mortgage-backed securities have widened and are more volatile when compared to the recent past due to these adverse changes in market conditions.  In the event that interest rate spreads for mortgage-related securities continue to widen following the purchase of such assets by a New Fund, the market value of such securities is likely to decline and, in the case of a substantial spread widening, could decline by a substantial amount.  Furthermore, these adverse changes in market conditions have resulted in a severe liquidity crisis in the market for mortgage-backed securities (including the mortgage-related securities in which certain of the New Funds may invest) and increasing unwillingness by banks, financial institutions and investors to extend credit to servicers, originators and other participants in the mortgage-related securities market for these securities and other asset-backed securities.  As a result, the liquidity and/or the market value of any mortgage-related securities that are owned by a New Fund may experience further declines after they are purchased by such New Fund.

The rise in the rate of foreclosures of properties has resulted in legislative, regulatory and enforcement actions seeking to prevent or restrict foreclosures.  Actions have also been brought against issuers and underwriters of residential mortgage-backed securities collateralized by such residential mortgage loans and investors in such residential mortgage-backed securities.  Future legislative or regulatory initiatives by federal, state or local legislative bodies or administrative agencies, if enacted or adopted, could delay foreclosure or the exercise of other remedies, provide new defenses to foreclosure, or otherwise impair the ability of the loan servicer to foreclose or realize on a defaulted residential mortgage loan included in a pool of residential mortgage loans backing such residential mortgage-backed securities.  The nature or extent of any future limitations on foreclosure or exercise of other remedies that may be enacted is uncertain.  Governmental actions that interfere with the foreclosure process, for example, could increase the costs of such foreclosures or exercise of other remedies, delay the timing or reduce the amount of recoveries on defaulted residential mortgage loans and securities backed by such residential mortgage loans owned by a New Fund, and could adversely affect the yields on the mortgage-related securities owned by the New Funds and could have the effect of reducing returns to the New Funds that have invested in mortgage-related securities collateralized by these residential mortgage loans.

Structured Securities.  Structured securities employ a trust or other similar structure to modify the maturity, price characteristics or quality of financial assets.  For example, structural features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability.  If the structure does not perform as intended, adverse tax or investment consequences may result.  Neither the Internal Revenue Service (“IRS”) nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities.  Future tax or other regulatory determinations could adversely affect the value, liquidity or tax treatment of the income received from these securities or the nature and timing of distributions made by a New Fund.  The payment of principal and interest on structured securities may be largely dependent on the cash flows generated by the underlying financial assets.

Variable or Floating Rate Securities.  Variable or floating rate securities provide for periodic adjustments of the interest rate paid.  Variable rate securities provide for a specific periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate.  Some variable or floating rate securities have put features.

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Swap Agreements.  Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors.  Depending on their structure, swap agreements may increase or decrease a New Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates.  Swap agreements can take many different forms and are known by a variety of names.  The New Funds are not limited to any particular form of swap agreement if the Manager determines it is consistent with a New Fund’s investment objective and policies.

 In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.  For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level.  An interest rate collar combines elements of buying a cap and selling a floor.

 Swap agreements will tend to shift a New Fund’s investment exposure from one type of investment to another.  For example, if a New Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the New Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.  Caps and floors have an effect similar to buying or writing options.  Depending on how they are used, swap agreements may increase or decrease the overall volatility of a New Fund’s investments and its share price.

 The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a New Fund.  If a swap agreement calls for payments by a New Fund, the New Fund must be prepared to make such payments when due.  In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.  Each New Fund expects to be able to eliminate its exposure under swap agreements whether by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

 Each New Fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements.  If a New Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the New Fund’s accrued obligations under the swap agreement over the accrued amount the New Fund is entitled to receive under the agreement.  If a New Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the New Fund’s accrued obligations under the agreement.

 Indexed Securities.  The New Funds may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators.  Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.  Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices.  Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers.  Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency.  Currency-indexed securities may also have prices that depend on the value of a number of different foreign currencies relative to each other.

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 The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad.  At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.  Indexed securities may be more volatile than the underlying instruments.

 Stripped Securities.  The New Funds may purchase separately traded interest and principal component parts of such obligations that are transferable through the Federal book entry system, known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Coupon Under Book Entry Safekeeping (“CUBES”).  These instruments are issued by banks and brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank; the custodian holds the interest and principal payments for the benefit of the registered owner of the certificates or receipts.  The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.  Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”) and Certificates of Accrual on Treasury Securities (“CATS”).

STRIPS, CUBES, TRs, TIGRs and CATS are sold as zero coupon securities, which mean that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.  This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes.  Because of these features, these securities may be subject to greater interest rate volatility than interest-paying U.S. Treasury obligations.  Bonds issued by the Resolution Funding Corporation (“REFCORP”) can also be stripped in this fashion.  REFCORP Strips are eligible investments for the New Funds.

Zero Coupon Bonds.  The New Funds may purchase zero coupon bonds.  Zero coupon bonds are purchased at a discount from the face amount because the buyer receives only the right to receive a fixed payment on a certain date in the future and does not receive any periodic interest payments.  The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations.  This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yields on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future.  For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities which pay interest currently, whose fluctuation increases the longer the period of maturity.  Although zero coupon bonds do not pay interest to holders prior to maturity, U.S. federal income tax law requires a New Fund to recognize as interest income a portion of the bond’s discount each year and this income must then be distributed to shareholders along with other income earned by the New Fund.  To the extent that any shareholders in a New Fund elect to receive their dividends in cash rather than reinvest such dividends in additional shares, cash to make these distributions will have to be provided from the assets of the New Fund or other sources such as proceeds of sales of New Fund shares and/or sales of portfolio securities.  In such cases, the New Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

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Real Estate-Related Investments.  Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings.  Real estate-related instruments are sensitive to factors such as real estate values, property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer.  Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

Lower-Rated Debt Securities.  The New Funds may purchase lower-rated debt securities, commonly referred to as “junk bonds” (those rated below the fourth highest grade by a nationally recognized statistical ratings organization (“NRSRO”) and non-rated securities judged by the Manager to be of equivalent quality), that have poor protection with respect to the payment of interest and repayment of principal, or that may be in default.  These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer’s capacity to pay.  The market prices of lower-rated debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold.  If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services.  Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available.  Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-rated debt securities and the New Fund’s ability to sell these securities.

Since the risk of default is higher for lower-rated debt securities, the Manager’s research and credit analysis are an especially important part of managing securities of this type held by the New Funds.  In considering investments for the New Funds, the Manager will attempt to identify those issuers of high-yielding debt securities whose financial condition are adequate to meet future obligations, have improved, or is expected to improve in the future.  The analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A New Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its right as security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the New Fund’s shareholders.

Loans and Other Debt Instruments.  Loans and other direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to another party.  They may represent amounts owed to lenders or lending syndicates (loans and loan participation), to suppliers of goods or services (trade claims or other receivables), or to other parties.  Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the New Funds in the event of fraud or misrepresentation.  In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary.  Direct debt instruments may also include standby financing commitments that obligate the New Funds to supply additional cash to the borrower on demand.

B-17

Foreign Currency Transactions.  Each New Fund may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price.  A New Fund will convert currencies on a spot basis from time to time, and investors should be aware of the costs of currency conversion.  Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.  Thus, a dealer may offer to sell a foreign currency to a New Fund at one rate, while offering a lesser rate of exchange should the New Fund desire to resell that currency to the dealer.  Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers.  The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

Each New Fund may use currency forward contracts for any purpose consistent with its investment objective.  The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the New Funds.  The New Funds may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

When a New Fund agrees to buy or sell a security denominated in a foreign currency, it may desire to “lock in” the U.S. Dollar price of the security.  By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. Dollars, of the amount of foreign currency involved in the underlying security transaction, a New Fund will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received.  This technique is sometimes referred to as a “settlement hedge” or “transaction hedge.”  The New Funds may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Manager.

 The New Funds may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency.  For example, if a New Fund owned securities denominated in Euro, it could enter into a forward contract to sell Euro in return for U.S. Dollars to hedge against possible declines in the Euro’s value.  Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors.  A New Fund could also hedge the position by selling another currency expected to perform similarly to the Euro.  This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. Dollars.  Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

 A New Fund may enter into forward contracts to shift its investment exposure from one currency into another.  This may include shifting exposure from U.S. Dollars to a foreign currency, or from one foreign currency to another foreign currency.  For example, if a New Fund held investments denominated in Euro, the New Fund could enter into forward contracts to sell Euro and purchase Japanese Yen.  This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the New Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another.  Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a New Fund to assume the risk of fluctuations in the value of the currency it purchases.

Under certain conditions, Commission guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts.  As required by Commission guidelines, the New Funds will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative.  The New Funds will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

B-18

Successful use of currency management strategies will depend on the Manager’s skill in analyzing and predicting currency values.  Currency management strategies may substantially change a New Fund’s investment exposure to changes in currency exchange rates, and could result in losses to the New Fund if currencies do not perform as anticipated.  For example, if a currency’s value rose at a time when the Manager had hedged a New Fund by selling that currency in exchange for U.S. Dollars, the New Fund would be unable to participate in the currency’s appreciation.  If a New Fund hedges currency exposure through proxy hedges, the New Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem.  Similarly, if the Manager increases a New Fund’s exposure to a foreign currency, and that currency’s value declines, the New Fund will realize a loss. There is no assurance that the use of currency management strategies will be advantageous to a New Fund or that it will hedge at an appropriate time.

Futures Contracts.  The New Funds may enter into futures contracts, options on futures contracts and stock index futures contracts and options thereon for bona fide hedging purposes.  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price.  A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck.  Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges.  Futures exchanges and trading are regulated under the Commodity Exchange Act by the CFTC, a U.S. Government agency.

Although futures contracts by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.  Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” or “selling” a contract previously “purchased”) in an identical contract to terminate the position.  A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.  The acquisition of put and call options on futures contracts will, respectively, give the New Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or U.S. Government securities with a broker or custodian to initiate and maintain open positions in futures contracts.  A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date.  Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements that are higher than the exchange minimums.  Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily.  If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required.  Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder.  Variation margin payments are made to and from the futures broker for as long as the contract remains open.  A New Fund expects to earn interest income while its margin deposits are held pending performance on the futures contract.

B-19

When interest rates are expected to rise or market values of portfolio securities are expected to fall, a New Fund can seek, through the sale of futures, contracts to offset a decline in the value of its portfolio securities.  When interest rates are expected to fall or market values are expected to rise, a New Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the New Fund than might later be available in the market when it effects anticipated purchases.

 A New Fund’s ability to effectively utilize futures trading depends on several factors.  First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying stock index.  Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date.  Third, the purchase of a futures contract involves the risk that the New Fund could lose more than the original margin deposit required to initiate a futures transaction.

Restrictions on the Use of Futures Contracts.  A New Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase.  Pursuant to claims for exemption filed with the CFTC and/or the National Futures Association on behalf of the New Funds, the New Funds are not deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act.

In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Commission.  Under those requirements, where a New Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker, except as may be permitted under Commission rules) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit).  For a short position in futures or forward contracts held by a New Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker, except as may be permitted under Commission rules) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established).  However, segregation of assets is not required if a New Fund “covers” a long position.  For example, instead of segregating assets, a New Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the New Fund.  In addition, where a New Fund takes short positions, or engages in sales of call options, it need not segregate assets if it “covers” these positions.  For example, where the New Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract.  A New Fund may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established.  When a New Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract.  A New Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the New Fund.

B-20

In addition, the extent to which a New Fund may enter into transactions involving futures contracts may be limited by the Internal Revenue Code’s requirements for qualification as a registered investment company and the New Fund’s intention to qualify as such.

Risk Factors in FutureS Transactions.  Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures.  However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time.  Thus, it may not be possible to close a futures position.  In the event of adverse price movements, a New Fund would continue to be required to make daily cash payments to maintain the required margin.  In such situations, if the New Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so.  In addition, the New Fund may be required to make delivery of the instruments underlying futures contracts it holds.  The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge them.  A New Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing.  Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions.  A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor.  For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out.  A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out.  Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.  However, because the futures strategies engaged in by a New Fund are only for hedging purposes, it is expected that the New Fund is generally not subject to risks of loss exceeding those that would be undertaken if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Utilization of futures transactions by a New Fund involves the risk of imperfect or no correlation where the securities underlying futures contract have different maturities than the portfolio securities being hedged.  It is also possible that a New Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities.  There is also the risk of loss by a New Fund of margin deposits in the event of bankruptcy of a broker with whom the New Fund has an open position in a futures contract or related option.

Options.  The New Funds may purchase and sell put and call options on their portfolio securities to enhance investment performance and to protect against changes in market prices.

Covered Call Options.  A New Fund may write covered call options on its securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone.  Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the New Fund.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date.  A call option is “covered” if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

B-21

In return for the premium received when it writes a covered call option, a New Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option.  The New Fund retains the risk of loss should the price of such securities decline.  If the option expires unexercised, the New Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security.  If the option is exercised, the New Fund realizes a gain or loss equal to the difference between the New Fund’s cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

A New Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction.  A New Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise.  Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security.  Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the New Fund.

Covered Put Options.  A New Fund may write covered put options in order to enhance its current return.  Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the New Fund plans to purchase.  A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.  A put option is “covered” if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, a New Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option.  By writing a put option, a New Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

A New Fund may terminate a put option that it has written before it expires by a closing purchase transaction.  Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

Purchasing Put and Call Options.  A New Fund may also purchase put options to protect portfolio holdings against a decline in market value.  This protection lasts for the life of the put option because the New Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price.  In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the New Fund must pay.  These costs will reduce any profit the New Fund might have realized had it sold the underlying security instead of buying the put option.

A New Fund may purchase call options to hedge against an increase in the price of securities that the New Fund wants ultimately to buy.  Such hedge protection is provided during the life of the call option since the New Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price.  In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.  These costs will reduce any profit the New Fund might have realized had it bought the underlying security at the time it purchased the call option.

B-22

A New Fund may also purchase put and call options to attempt to enhance its current return.

Options on Foreign Securities.  The New Funds may purchase and sell options on foreign securities if the Manager believes that the investment characteristics of such options, including the risks of investing in such options, are consistent with the New Fund’s investment objectives.  It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities.  However, position limits and other rules of foreign exchanges may differ from those in the U.S.  In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the U.S.

Risks Involved in the Sale of Options.  Options transactions involve certain risks, including the risks that the Manager will not forecast interest rate or market movements correctly, that a New Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations.  The successful use of these strategies depends on the ability of the Manager to forecast market and interest rate movements correctly.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series.  There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time.  If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position.  As a result, a New Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when the Manager believes it is inadvisable to do so.

 Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict a New Fund’s use of options.  The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert.  It is possible that the Trust and other clients of the Manager may be considered such a group.  These position limits may restrict the New Funds’ ability to purchase or sell options on particular securities.

 Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction.  For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

Government regulations, particularly the requirements for qualification as a “regulated investment company” under the Internal Revenue Code, may also restrict the New Funds’ use of options.

B-23

Special Expiration Price Options.  The New Funds may purchase over-the-counter (“OTC”) puts and calls with respect to specified securities (“special expiration price options”) pursuant to which the New Funds in effect may create a custom index relating to a particular industry or sector that the Manager believes will increase or decrease in value generally as a group.  In exchange for a premium, the counterparty, whose performance is guaranteed by a broker-dealer, agrees to purchase (or sell) a specified number of shares of a particular stock at a specified price and further agrees to cancel the option at a specified price that decreases straight line over the term of the option.  Thus, the value of the special expiration price option is comprised of the market value of the applicable underlying security relative to the option exercise price and the value of the remaining premium.  However, if the value of the underlying security increases (or decreases) by a prenegotiated amount, the special expiration price option is canceled and becomes worthless.  A portion of the dividends during the term of the option are applied to reduce the exercise price if the options are exercised.  Brokerage commissions and other transaction costs will reduce a New Fund’s profits if the special expiration price options are exercised.  A New Fund will not purchase special expiration price options with respect to more than 25% of the value of its net assets, and will limit premiums paid for such options in accordance with state securities laws.

LEAPS.  The Hennessy Select Focus Fund may purchase certain long-term exchange-traded equity options called Long-Term Equity Anticipation Securities (“LEAPs”).  LEAPs provide a holder the opportunity to participate in the underlying securities’ appreciation in excess of a fixed dollar amount.  The Hennessy Select Focus Fund will not purchase these options with respect to more than 25% of the value of its net assets.

 LEAPs are long-term call options that allow holders the opportunity to participate in the underlying securities’ appreciation in excess of a specified strike price, without receiving payments equivalent to any cash dividends declared on the underlying securities.  A LEAP holder will be entitled to receive a specified number of shares of the underlying stock upon payment of the exercise price, and therefore the LEAP will be exercisable at any time the price of the underlying stock is above the strike price.  However, if at expiration the price of the underlying stock is at or below the strike price, the LEAP will expire worthless.

Short Sales.  Each New Fund may seek to hedge investments or realize additional gains through the use of short sales.  Short sales are transactions in which a New Fund sells a security it does not own, in anticipation of a decline in the market value of that security.  To complete such a transaction, the New Fund must borrow the security to make delivery to the buyer.  The New Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the New Fund.  Until the security is replaced, the New Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the New Fund also may be required to pay a premium, which would increase the cost of the security sold.  The net proceeds of the short sale will be retained by the broker (or by the New Fund’s custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out.  A New Fund also will incur transaction costs in effecting short sales.

Until the New Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the New Fund's short position.  Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with other liquid assets.  The New Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract, due to, for instance, its insolvency or bankruptcy. In such instances the New Fund may not be able to substitute or sell the pledged collateral. Additionally, the New Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the short sale obligation. This may limit the New Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

A New Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the New Fund replaces the borrowed security.  The New Fund will realize a gain if the security declines in price between those dates.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the New Fund may be required to pay in connection with a short sale.

B-24

Investment Company Securities.  The New Funds may invest in other investment companies to the extent permitted by the 1940 Act, other applicable law or SEC exemption.  Investment companies include other open-end investment companies, closed-end investment companies, unit investment trusts, and exchange-traded funds which may be organized as either open-end investment companies or unit investment trusts, all of which are professionally managed portfolios.  As a shareholder of another investment company, a New Fund would bear along with other shareholders, its pro rata portion of the investment company’s expenses, including advisory fees.  These expenses would be in addition to the advisory and other expenses that the New Funds incur directly in connection with their own operations. Shareholders would also be exposed to the risks associated not only to the investments of the New Fund but also to the portfolio investments of the underlying investment companies.  Certain types of investment companies, such as closed end investment companies, issue a fixed number of shares that typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value.  Others are continuously offered at net asset value but also may be traded in the secondary market.

When-Issued Securities.  Each New Fund may purchase securities on a when-issued or delayed delivery basis.  These transactions are arrangements in which a New Fund purchases securities with payment and delivery scheduled for a future time.  When a New Fund agrees to purchase securities on a when-issued basis, the New Fund’s custodian must set aside cash or liquid portfolio securities equal to the amount of that commitment in a separate account, and may be required to subsequently place additional assets in the separate account to reflect any increase in the New Fund’s commitment.  Prior to delivery of when-issued securities, their value is subject to fluctuation and no income accrues until their receipt.  A New Fund engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, and not for investment leverage.  In when-issued and delayed delivery transactions, a New Fund relies on the seller to complete the transaction; its failure to do so may cause the New Fund to miss a price or yield considered to be advantageous.

Rights and Warrants.  The Hennessy Select Technology Fund may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time.  Subscription rights normally have a short life span to expiration.  The purchase of warrants involves the risk that the Hennessy Select Technology Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration.  Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

B-25

Discussion of Index Methodology – HENNESSY SELECT Gas Utility Index Fund

The American Gas Association Stock Index (the “Index”) is comprised of the common stock of approximately 64 publicly traded companies whose securities are traded on a United States stock exchange (exclusive of treasury stock), and are members of the American Gas Association (“AGA”).  While securities in such companies will be domestic U. S. securities, they may include foreign securities, such as ADRs, EDRs or GDRs.  These companies are engaged in the distribution and/or transmission of natural gas.  The actual computations required to produce the Index are performed by AUS Consultants Utility Services (“AUS”) for AGA pursuant to a contractual agreement between AGA and AUS.  AGA has ultimate responsibility to ensure that AUS’s calculations are performed according to its Administrative Services Agreement with the New Fund.

The Index is computed by multiplying the number of outstanding shares of common stock of each AGA member company by the closing market price per share at the Index date. This product then is multiplied by the percentage of each company’s assets devoted to natural gas distribution and transmission. This process, completed at least annually, is done to recognize the natural gas component of the company’s asset base. The result is each company’s “gas market capitalization value”. The sum of all the companies’ “gas market capitalization values” is totaled. This summation results in a base number called the “industry’s gas market capitalization value”. Each company’s stock percentage within the Index is determined by dividing the company’s “gas market capitalization value” by the “industry’s gas market capitalization value”. The “gas market capitalization value” for each company will be recalculated at least quarterly. In computing the Index, individual stocks will be limited to no more than 5% of the Index. Therefore in calculating the Index, any representation in the Index exceeding 5% will be reallocated. The Manager seeks to purchase sufficient shares of each company’s stock such that its proportion of the New Fund’s assets will substantially equal that stock’s proportion of the Index. The Manager will monitor the New Fund’s securities holdings so that those holdings reflect the composition of the Index. As market conditions dictate, and as significant shareholder purchases and redemptions occur, the Manager will buy or sell stocks to maintain holdings of each stock to reflect proper weightings within the Index. In both rising and falling markets, the New Fund attempts to achieve a correlation of approximately 95% or better between its total return and that of the Index. One-hundred percent correlation would mean the total return of the New Fund’s assets would increase and decrease exactly the same as the Index. Since the Index weightings change in very small amounts during the trading day, continual small adjustments would be needed to track the Index exactly. Furthermore, purchases and sales of every stock within the Index would be necessary as contributions and redemptions to the New Fund are made. To minimize brokerage and transaction expenses, the Manager will make adjustments to the New Fund in accordance with the following methodology. Comparison of the actual composition of the New Fund to the theoretical target will be made daily. Generally, adjustments to the holdings of any single stock will be made at least weekly whenever the actual proportion of that stock in the New Fund varies by more than 0.5% of the weighting of that stock in the Index. The percentage of each stock holding is based on the New Fund’s net asset value. For example, if Stock A represented 3% of the total weighting in the Index at the close of business, adjustments to the holdings of Stock A will be made if the value of Stock A is greater than 3.5% or less than 2.5% of the net assets. Adjustments may be made at other times even though these tolerances are not exceeded if the adjustment can be made without incurring, in the Manager’s view, unreasonable transaction expenses.

B-26

TRUSTEES AND OFFICERS OF NEW FUNDS

MANAGEMENT INFORMATION

The business and affairs of the New Funds are managed by their Officers under the direction of the Board of Trustees. The name, age (as of June 30, 2012), address, principal occupation(s) during the past five years, and other information with respect to each of the Trustees and Officers of the New Funds are set forth below. The following funds are the only funds in the fund complex (the “Hennessy Funds”): (1) the Hennessy Cornerstone Growth Fund, the Hennessy Focus 30 Fund and the Hennessy Cornerstone Value Fund, each of which is organized as separate investment portfolio or series of Hennessy Mutual Funds, Inc., a Maryland corporation (“HMFI”); (2) the New Funds, the Cornerstone Large Growth Fund and the Select Large Value Fund, each of which is organized as a separate investment portfolio or series of HFT; (3) the Hennessy Total Return Fund and the Hennessy Balanced Fund, each of which is organized as a separate investment portfolio or series of Hennessy Funds, Inc., a Maryland corporation (“HFI”); and (4) the Select Japan Fund and the Select Japan Smaller Companies Fund, each of which is organized as a separate investment portfolio or series of Hennessy SPARX Funds Trust (“HSFT”).

B-27

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships (During Past 5 Years) Held by Trustee

Disinterested Trustees (as defined below)

J. Dennis DeSousa Age: 76 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Trustee	Indefinite, until successor elected Served since January 1996 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT	Mr. DeSousa is a real estate investor.	16	None.
Robert T. Doyle Age: 64 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Trustee	Indefinite, until successor elected Served since January 1996 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT	Mr. Doyle has been the Sheriff of Marin County, California since 1996.	16	None.
Gerald P. Richardson Age: 66 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Trustee	Indefinite, until successor elected Served since May 2004 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT	Mr. Richardson is an independent consultant in the securities industry.	16	None.

B-28

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships (During Past 5 Years) Held by Trustee

“Interested Persons” (as defined in the 1940 Act)

Neil J. Hennessy(1) Age: 56 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Trustee, President and Chairman of the Board	Trustee: Indefinite, until successor elected Served since January 1996 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT Officer: 1 year term Served since June 2008 HMFI, HFI and HFT; and since September 2009 HSFT	Mr. Hennessy has been employed by Hennessy Advisors, Inc., the Funds’ investment advisor, since 1989. He currently serves as President, Chairman, CEO, Portfolio Manager and CIO of Hennessy Advisors, Inc.	16	Director of Hennessy Advisors, Inc.
Joe Fahy(1) Age: 34 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Chief Compliance Officer	1 year term Since June 2010 HMFI, HFI, HFT and HSFT	Mr. Fahy has been employed by Hennessy Advisors, Inc., the Funds’ investment advisor, since 2005.	N/A	N/A

_______________

(1)	All Officers of the Hennessy Funds and employees of the Manager are Interested Persons of the Fund.

B-29

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Persons

Ana Miner(1) Age: 54 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Vice President of Operations	1 year term Since March 2000 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT	Ms. Miner has been employed by Hennessy Advisors, Inc., the Funds’ investment advisor, since 1998	N/A	N/A
Teresa M. Nilsen(1) Age: 46 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Executive Vice President and Treasurer	1 year term Since January 1996 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT	Ms. Nilsen has been employed by Hennessy Advisors, Inc., the Funds’ investment advisor, since 1989. She currently serves as Executive Vice President, Chief Operations Officer, Chief Financial Officer and Secretary of Hennessy Advisors, Inc.	N/A	N/A
Daniel B. Steadman(1) Age: 56 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Executive Vice President and Secretary	1 year term Since March 2000 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT	Mr. Steadman has been employed by Hennessy Advisors, Inc., the Funds’ investment advisor, since 2000. He currently serves as Executive Vice President and Chief Compliance Officer of Hennessy Advisors, Inc.	N/A	N/A

_______________

(1)	All Officers of the Hennessy Funds and employees of the Manager are Interested Persons of the Fund.
B-30

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Tania A. Kelley(1) Age: 46 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Vice President of Marketing	1 year term Since October 2003 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT	Ms. Kelley has been employed by Hennessy Advisors, Inc., the Funds’ investment advisor, since 2003.	N/A	N/A
Brian Peery(1) Age: 42 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Co-Portfolio Manager and Vice President	1 year term As Vice President, since March 2003 HMFI and HFI; since July 2005 HFT; and since September 2009 HSFT As Co-Portfolio Manager, since February 2011 HMFI, HFI, HFT and HSFT	Mr. Peery has been employed by Hennessy Advisors, Inc., the Funds’ investment advisor, since 2002.	N/A	N/A

_________________

(1)	All Officers of the Hennessy Funds and employees of the Manager are Interested Persons of the Fund.

B-31

Pursuant to the terms of the Management Agreements (as defined below) with HFT, the Manager, on behalf of the New Funds, pays the compensation of all Officers and Trustees who are affiliated persons of the Manager.

TRUSTEE QUALIFICATIONS

Neil J. Hennessy has been a Director/Trustee and portfolio manager of the Hennessy Funds for many years. His experience and skills as a portfolio manager, as well as his familiarity with the investment strategies utilized by the Manager and with the Cornerstone Series of the Hennessy Funds’ portfolios, led to the conclusion that he should serve as a Director/Trustee. J. Dennis DeSousa’s experience as a real estate investor has honed his understanding of financial statements and the issues that confront businesses, and his diligent and thoughtful service as a director of the Hennessy Funds for over 15 years has provided him with a solid understanding of the mutual fund industry. Serving as a sheriff, Robert T. Doyle, has honed his organizational and problem solving skills, making him a valuable resource when addressing issues that confront the Hennessy Funds. Further, Mr. Doyle’s diligent and thoughtful service as a Director/Trustee of the Hennessy Funds for over 15 years has provided him with a detailed understanding of the mutual fund industry. As the chief executive officer of a company, Gerald P. Richardson gained familiarity with financial statements and developed a deep understanding of the demands of operating a business and addressing the issues that confront businesses. Further, Mr. Richardson’s experience in the securities industry as a consultant makes him a valuable resource to the Board of Directors/Trustees. Each of Messrs. DeSousa, Doyle and Richardson takes a conservative and thoughtful approach to addressing issues facing the Hennessy Funds. The combination of skills and attributes discussed above led to the conclusion that each of Messrs. DeSousa, Doyle and Richardson should serve as a Director/Trustee.

BOARD LEADERSHIP STRUCTURE

The Board of Directors/Trustees has general oversight responsibility with respect to the operation of the Hennessy Funds. The Board of Directors/Trustees has engaged the Manager to manage the Hennessy Funds and is responsible for overseeing the Manager and other service providers to the Hennessy Funds in accordance with the provisions of the 1940 Act and other applicable laws. The Board of Directors/Trustees has established an Audit Committee to assist the Board in performing its oversight responsibilities.

Neil J. Hennessy serves as the Chairman of the Board of Directors/Trustees. The Hennessy Funds do not have a lead disinterested Director/Trustee. The small size of the Board of Directors/Trustees, consisting of one interested Director/Trustee and three disinterested Directors/Trustees, facilitates open discussion and significant involvement by all of the directors without the need for a lead disinterested Director/Trustee. Mr. Hennessy’s in-depth knowledge of the Hennessy Funds and their operations enables him to effectively set board agendas and ensure appropriate processes and relationships are established with both the Manager and the Board of Directors/Trustees, while the business acumen of Messrs. DeSousa, Doyle and Richardson, and long experience in the mutual fund industry serving as Directors/Trustees of the Hennessy Funds, enables them to effectively and accurately assess the information being provided to the Board of Directors/Trustees to ensure that they are appropriately fulfilling their fiduciary duties to the Hennessy Funds and their shareholders. In light of these factors, the Hennessy Funds have determined that their leadership structure is appropriate.

B-32

BOARD OVERSIGHT OF RISK

Through its direct oversight role, and indirectly through the Audit Committee, Hennessy Funds officers and service providers, the Board of Directors/Trustees performs a risk oversight function for the Hennessy Funds. To effectively perform its risk oversight function, the Board of Directors/Trustees, among other things, performs the following activities: receives and reviews reports related to the performance and operations of the Hennessy Funds; reviews and approves, as applicable, the compliance policies and procedures of the Hennessy Funds; approves the Hennessy Funds’ principal investment policies; meets with representatives of various service providers, including the Manager and the independent registered public accounting firm of the Hennessy Funds, to review and discuss the activities of the Hennessy Funds and to provide direction with respect thereto; and appoints a chief compliance officer of the Hennessy Funds who oversees the implementation and testing of the Hennessy Funds’ compliance program and reports to the Board of Directors/Trustees regarding compliance matters for the Hennessy Funds and their service providers.

The Hennessy Funds have an Audit Committee, which is discussed below. The Audit Committee plays a significant role in the risk oversight of the Hennessy Funds as they meet annually with the auditors of the Hennessy Funds and regularly with the Hennessy Funds’ chief compliance officer to discuss, among other things, financial risk, including internal controls over financial reporting.

BOARD COMMITTEES

The Board of Trustees has an Audit Committee whose members are Messrs. DeSousa, Doyle (Chairman) and Richardson. The primary functions of the Audit Committee are to recommend to the Board of Trustees the independent registered public accounting firm to be retained to perform the annual audit, to review the results of the audit, to review the Hennessy Funds’ internal controls and to review certain other matters relating to the Hennessy Funds’ independent registered public accounting firm and financial records. The Audit Committee met twice during the fiscal year ended October 31, 2011.

BOARD COMPENSATION

The Hennessy Funds pay Directors/Trustees who are not interested persons of the Hennessy Funds (each, a “Disinterested Director”) fees for serving as Directors/Trustees. HMFI pays each Disinterested Director a $2,250 fee for each meeting of the Board of Directors/Trustees attended, of which each of the Cornerstone Growth Fund, the Focus 30 Fund and the Cornerstone Value Fund pays one-third. HFT pays each Disinterested Director a $750 fee per series of HFT for each meeting of the Board of Trustees attended. HFI pays each Disinterested Director a $1,000 fee for each meeting of the Board of Directors/Trustees attended, of which each of the Total Return Fund and Balanced Fund each pays one-half. HSFT pays each Disinterested Director a $1,500 fee for each meeting of the Board of Directors/Trustees attended, of which each of the Hennessy Select Japan Fund and the Hennessy Select Japan Smaller Companies Fund each pays one-half. The Hennessy Funds may also reimburse Directors/Trustees for travel expenses incurred in order to attend meetings of the Board of Directors/Trustees.

B-33

The New Funds will commence operations on or after the date of this SAI. The table below sets forth the compensation paid by HFT to each of the current Trustees of HFT for services as Trustees for the twelve months ended October 31, 2011.

Name of Person	Aggregate Compensation from HFT	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from HFT and Fund Complex (1) Paid to Trustees

Disinterested Directors

J. Dennis DeSousa	$11,250	$0	$0	$35,000

Robert T. Doyle	$11,250	$0	$0	$35,000

Gerald P. Richardson	$11,250	$0	$0	$35,000

“Interested Persons” (as defined in the 1940 Act)

Neil J. Hennessy	$0	$0	$0	$0

____________________

(1)	The Hennessy Funds are the only funds in the fund complex.

The table below sets forth the compensation estimated to be paid by HFT to each of the current Trustees of HFT for services as Trustees for the twelve months ending October 31, 2013.

Name of Person	Aggregate Compensation from HFT	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from HFT and Fund Complex (1) Paid to Trustees

Disinterested Directors

J. Dennis DeSousa	$27,000	$0	$0	$46,000

Robert T. Doyle	$27,000	$0	$0	$46,000

Gerald P. Richardson	$27,000	$0	$0	$46,000

“Interested Persons” (as defined in the 1940 Act)

Neil J. Hennessy	$0	$0	$0	$0

____________________

(1)	The Hennessy Funds are the only funds in the fund complex.

B-34

Because the Manager and the Hennessy Funds’ administrator perform substantially all of the services necessary for the operation of the New Funds, the New Funds require no employees. No officer, director or employee of the Manager or the Hennessy Funds’ administrator receives any compensation from the Hennessy Funds for acting as a Director/Trustee or Officer.

Because the Manager and the Funds’ administrator perform substantially all of the services necessary for the operation of the Funds, the Funds require no employees. No officer, director or employee of the Manager or the Hennessy Funds’ administrator receives any compensation from the Hennessy Funds for acting as a Director/Trustee or Officer.

ADVISORY BOARD

The Board of Trustees has established an advisory board (the “Advisory Board”) whose members each previously served as the Independent Trustees of the Predecessor Funds. Information regarding the members of the Advisory Board is set forth below. The members of the Advisory Board will serve in that capacity for a two-year period commencing on or about October [•], 2012. The Advisory Board provides guidance to the Board of Trustees as to investments of the Funds, and the following three other funds that are also advised by the Manager: the Hennessy Cornerstone Large Growth Fund, the Hennessy Focus 30 Fund and the Hennessy Cornerstone Growth Fund, but does not determine whether any security or any other investment should be purchased or sold.

As compensation for their service, the members of the Advisory Board each receive $25,000 annually. Because the Advisory Board was not in operation prior to October [•], 2012, information regarding compensation for the members of the Advisory Board for the past year is not presented.

B-35

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships (During Past 5 Years) Held by Trustee

Michael A. Willner Age: 55 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Advisory Board Member	Until October [•], 2014 Served since October [•], 2012	CEO AlphaGrip, Inc. since 2001.	10	None.
Charles O. Heller Age: 76 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Advisory Board Member	Until October [•], 2014 Served since October [•], 2012	President, Annapolis Capital Group, since 2005; and Athlone Global Security (venture capital firm) from 2006-2008.	10	None.
David B. Adcock Age: 60 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Advisory Board Member	Until October [•], 2014 Served since October [•], 2012	Consultant, since 2006; General Counsel, Duke University and Duke University Health System 1982-2006.	10	The Victory Portfolios (16 portfolios); The Victory Institutional Funds (one portfolio); The Victory Variable Insurance Funds (one portfolio).

William E. Cole, Jr. Age: 62 Address: c/o Hennessy Advisors, Inc. 7250 Redwood Blvd. Suite 200 Novato, CA 94945	Advisory Board Member	Until October [•], 2014 Served since October [•], 2012	Retired, 2006. Partner, Ernst & Young LLP, 1972-2006.	10	None.

B-36

The following tables set forth the dollar range of equity securities beneficially owned by each Advisory Board member in the Funds as of December 31, 2011:

Name of Director/Trustee	Dollar Range of Equity Securities in the Select Focus Fund	Dollar Range of Equity Securities in the Select Large Cap Financial Fund	Dollar Range of Equity Securities in the Select Small Cap Financial Fund	Dollar Range of Equity Securities In the Select Technology Fund

Michael A. Willner	None	None	None	None

Charles O. Heller	None	None	None	None

David B. Adcock	None	None	None	None

William E. Cole, Jr.	None	None	None	None

Name of Director/Trustee	Dollar Range of Equity Securities in the Select Gas Utility Index Fund	Dollar Range of Equity Securities in the Select Balanced Fund	Dollar Range of Equity Securities in the Select Core Bond Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(1)

Michael A. Willner	None	None	None	None

Charles O. Heller	None	None	None	None

David B. Adcock	None	None	None	None

William E. Cole, Jr.	None	None	None	None

______________________________

(1)	The Hennessy Funds are the only funds in the “family of investment companies.”

None of the Advisory Board members, or any members of their immediate family, own shares of the Manager or companies, other than registered investment companies, controlled by or under common control with the Manager.

NEW FUND CONTROL PERSONS AND PRINCIPAL HOLDERS

No person or entity “controlled” (within the meaning of the 1940 Act) the New Funds, as the New Funds will commence operations on or after the date of this SAI. A person or entity that “controls” the New Funds could have effective voting control over the New Funds. It may not be possible for matters subject to a vote of a majority of the outstanding voting securities of a New Fund to be approved without the affirmative vote of such “controlling” shareholders, and it may be possible for such matters to be approved by such shareholders without the affirmative vote of any other shareholders.

B-37

No person or entities owned beneficially or of record 5% or more of the outstanding shares of each class of the New Funds, as the New Funds will commence operations on or after the date of this SAI.

All management personnel (i.e., Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of each class of the New Funds, as the New Funds will commence operations on or after the date of this SAI.

THE MANAGER

The investment adviser to the Hennessy Funds is Hennessy Advisors, Inc. The Manager acts as the investment manager of each New Fund pursuant to a management agreement with HFT (the “Management Agreement”). The Manager furnishes continuous investment advisory services and management to the Hennessy Funds. The Manager is controlled by Neil J. Hennessy, who currently owns 33.1% of the outstanding voting securities of the Manager.

Pursuant to the Management Agreement, the Manager is responsible for providing or overseeing the investment management of the New Fund’s portfolio, subject to general oversight by the Board of Trustees, and provides the New Funds with office space. In addition, the Manager is obligated to keep certain books and records of the New Funds. In connection therewith, the Manager furnishes the New Funds with those ordinary clerical and bookkeeping services that are not being furnished by the New Fund’s custodian, administrator or transfer agent.

Under the terms of the Management Agreement, the New Funds bear all expenses incurred in its operation that are not specifically assumed by the Manager, the Administrator (as defined below) or the Distributor (as defined below). General expenses of a New Fund not readily identifiable as belonging to that New Fund are allocated among the Hennessy Funds by or under the direction of the Board of Directors/Trustees in such manner as the Board determines to be fair and equitable. Expenses borne by a New Fund include, but are not limited to, the following (or the New Fund’s allocated share of the following): (i) the cost (including brokerage commissions, if any) of securities purchased or sold by the New Fund and any losses incurred in connection therewith; (ii) investment management fees; (iii) organizational expenses; (iv) filing fees and expenses relating to the registration and qualification of HFT or the Shares of the New Fund under federal or state securities laws and maintenance of such registrations and qualifications; (v) fees and expenses payable to Disinterested Trustees; (vi) taxes (including any income or franchise taxes) and governmental fees; (vii) costs of any liability, trustees’ and officers’ insurance and fidelity bonds; (viii) legal, accounting and auditing expenses; (ix) charges of custodian, transfer agent and other agents; (x) expenses of setting in type and providing a camera-ready copy of the prospectuses and supplements thereto, expenses of setting in type and printing or otherwise reproducing statements of additional information and supplements thereto and reports and proxy materials for existing shareholders; (xi) any extraordinary expenses (including fees and disbursements of counsel) incurred by HFT or the New Fund; (xii) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; and (xiii) costs of meetings of shareholders. The Manager may voluntarily waive its management fee or subsidize other New Fund expenses. This may have the effect of increasing a New Fund’s return.

Under the Management Agreement, the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by HFT or a New Fund in connection with the performance of the Management Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

B-38

The Management Agreement has an initial term of two years and may be renewed from year to year thereafter so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. The Management Agreement provides that it will terminate in the event of its assignment (as defined in the 1940 Act). The Management Agreement may be terminated by HFT with respect to a New Fund or by the Manager upon 60 days’ prior written notice.

For its services, the Manager receives a fee at an annual rate based on the New Funds’ net assets as follows:

Fund	Rate
Hennessy Select Focus Fund	0.90%
Hennessy Select Large Cap Financial Fund	0.90%
Hennessy Select Small Cap Financial Fund	0.90%
Hennessy Select Technology Fund	0.90%
Hennessy Select Gas Utility Index Fund	0.40%
Hennessy Select Balanced Fund	0.80%
Hennessy Select Core Bond Fund	0.80%

The Manager has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses of the Investor Class shares of each New Fund, except the Hennessy Select Gas Utility Index Fund, the Hennessy Select Balanced Fund and the Hennessy Select Core Bond Fund to the extent annual fund operating expenses exceed 1.95% of the average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses) of the Hennessy Select Focus Fund, the Hennessy Select Large Cap Financial Fund, the Hennessy Select Small Cap Financial Fund and the Hennessy Select Technology Fund.  With respect to the Hennessy Select Gas Utility Index Fund, the Manager has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses of the New Fund to the extent annual fund operating expenses exceed 0.85% of the New Fund’s average daily net assets (excluding interest, taxes, brokerage costs, dividend expenses, 12b-1 fees, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of such New Fund’s business). The Manager has agreed to maintain these expense limitations through February 28, 2015.

The Manager has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses of the Institutional Class shares of the Hennessy Select Focus Fund, the Hennessy Select Small Cap Financial Fund and the Hennessy Select Technology Fund to the extent annual fund operating expenses exceed 1.70% of such New Fund’s average daily net assets (excluding interest, taxes, brokerage costs, dividend expenses, 12b-1 fees, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of such New Fund’s business). The Manager has agreed to maintain these expense limitations through February 28, 2015.

The Manager has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses for the Hennessy Select Balanced Fund and the Hennessy Select Core Bond Fund (for both the Investor Class and Institutional Class shares) to the extent annual fund operating expenses exceed 1.08% and 1.05% of the Hennessy Select Balanced Fund and the Hennessy Select Core Bond Fund’s average daily net assets (excluding interest, taxes, brokerage costs, dividend expenses, 12b-1 fees, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of such New Fund’s business), respectively.  The Manager has agreed to maintain these expense limitations through February 28, 2015.

B-39

The Manager has also voluntarily agreed to waive a portion of its investment advisory fees and assume certain expenses for the Hennessy Select Balanced Fund to the extent annual fund operating expenses exceed 0.99% of the New Fund’s average daily net assets for the period until February 28, 2013.

When a New Fund’s assets grow to a point where fee reductions and/or expense payments are no longer necessary to meet the expense limitation target, the Manager may seek to recoup amounts it previously reduced or expenses that it paid and expenses and amounts previously waived whether by the Manager or a prior investment adviser. The Manager will only seek to recoup such amounts if total annual fund operating expenses (excluding 12b-1 fees and shareholder service fees) plus the amounts recouped do not exceed the expense limitation target. The Manager is entitled to recoup such amounts for a period of three years from the date such amount was limited or paid.

Because the New Funds will commence operations on or after the date of this SAI, there have been no payments by the New Funds to the Manager for advisory services.

SUB-ADVISORS

The Manager has delegated the day-to-day management of the Hennessy Select Focus Fund, the Hennessy Select Balanced Fund and the Hennessy Select Core Bond Fund to sub-advisors, and has entered into a sub-advisory contract with each sub-advisor (each a “Sub-Advisory Agreement” and, collectively, the “Sub-Advisory Agreements”). Pursuant to the Sub-Advisory Agreements, the sub-advisors make specific portfolio investments in accordance with the applicable New Fund’s investment objective and the sub-advisor’s investment approach and strategies.

Sub-advisor(s) of the New Funds are employed and may be terminated by the Manager subject to prior approval by the Board of Trustees. The employment of a new sub-advisor currently requires the prior approval of the shareholders of the applicable New Fund. HFT, however, may request an order of the SEC exempting the New Funds from the requirements under the 1940 Act relating to shareholder approval of a new sub-advisor. There can be no assurance that HFT will request such an order, or, if requested, that such an order will be granted with respect to the New Funds. Selection and retention criteria for sub-advisors include: (i) their historical performance records; (ii) consistent performance in the context of the markets; (iii) organizational stability and reputation; (iv) the quality and depth of investment personnel; and (v) the ability of the sub-advisor to apply its approach consistently. Each sub-advisor will not necessarily exhibit all of the criteria to the same degree. Sub-advisors are paid by the Manager (not by the New Funds).

Each sub-advisor’s activities are subject to general supervision by the Manager and the Board of Trustees. Although the Manager and the Board of Trustees do not evaluate the investment merits of a sub-advisor’s specific securities selections, they do review the performance of each sub-advisor relative to the selection criteria.

The Manager retains Financial Counselors, Inc. (“FCI”), The London Company of Virginia (“London Co.”), and Broad Run Investment Management, LLC (each, a “Sub-Advisor” and together, the “Sub-Advisors”) as an investment sub-adviser to certain of the New Funds. FCI serves as the sub-adviser for the Hennessy Select Core Bond Fund and the segment of the Hennessy Select Balanced Fund allocated to it. London Co. serves as the sub-adviser for the segment of the Hennessy Select Balanced Fund allocated to it. Broad Run Investment Management, LLC serves as the sub-adviser for the Hennessy Select Focus Fund. In the capacity as a Sub-Advisor, subject to the supervision of the Manager and the Trustees, each Sub-Advisor directs the investments of the New Funds’ assets, continually conducts investment research and supervision for the New Funds, and is responsible for the purchase and sale of the New Funds’ investments.

B-40

FCI was originally founded in 1966 as an investment advisory firm and is an investment adviser registered under the Investment Advisers Act of 1940.  FCI’s ultimate parent company is MTC Holding Corporation, which is a holding company and majority owned by Bradley A. Bergman, a Director of FCI and the President and Director of MTC Holding Corporation.

London Co. was founded by Stephen M. Goddard, CFA in 1994 and is an investment adviser registered under the Investment Advisers Act of 1940.  London Co. is wholly-owned by Mr. Goddard.

Broad Run Investment Management, LLC is a newly organized investment advisory firm and is an investment adviser registered under the Investment Advisers Act of 1940. Broad Run Investment Management, LLC is wholly-owned by David S. Rainey, Brian E. Macauley, and Ira M. Rothberg.

Each Sub-Advisory Agreement is terminable at any time on 60 days’ prior written notice without payment of any penalty, by vote of a majority of the outstanding shares of the New Funds, or by the Manger.  Each Sub-Advisory Agreement also terminates automatically in the event of any assignments, as defined by the 1940 Act.

For its sub-advisory services, the Manager pays FCI 0.27% of the average daily net assets of the Hennessy Select Core Bond Fund and the portion of the Hennessy Select Balanced Fund that it manages; it pays London Co. 0.33% of the average daily net assets of the portion of the Hennessy Select Balanced Fund that it manages; and it pays Broad Run Investment Management, LLC 0.29% of the average daily net assets of the Hennessy Select Focus Fund until [•][•], 2013, and upon approved continuation of the Sub-Advisory Agreement, an amount no less than 0.26% of the average daily net assets of the Hennessy Select Focus Fund. For the fiscal year ending October 31, 2012, FCI voluntarily agreed to reduce its sub-advisory fee with respect to the Hennessy Select Core Bond Fund to 0.15% of that New Fund’s average daily net assets.

Because the New Funds will commence operations on or after the date of this SAI, there have been no payments by the Manager to the sub-advisors for advisory services.

B-41

THE PORTFOLIO MANAGERS

Information respecting the portfolio managers is set forth below.

The Manager. David H. Ellison and Winsor H. Aylesworth are the portfolio managers of the New Funds employed by the Manager.  The following table lists the number of accounts and assets managed by each individual, other than the Existing Funds, as of October 31, 2011.

	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
David H. Ellison	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

Winsor H. Aylesworth	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

The portfolio managers are often responsible for managing other accounts.  The Manager typically assigns accounts with similar investment strategies to the portfolio managers to mitigate the potentially conflicting investment strategies of accounts.  Other than potential conflicts between investment strategies, the side-by-side management of the New Funds and other accounts may raise potential conflicts of interest due to the interest held by the Manager or one of its affiliates in an account and certain trading practices used by the portfolio managers (for example, cross trades between the New Funds and another account and allocation of aggregated trades).  The Manager has developed policies and procedures reasonably designed to mitigate those conflicts.  In particular, the Manager has adopted policies limiting the ability of portfolio managers to cross securities between New Funds and policies designed to ensure the fair allocation of securities purchased on an aggregated basis.

The compensation package for portfolio managers of the Manager is a combination of base salary and asset based fees.  The asset based fees are paid quarterly and are calculated on the average net assets for the quarter of the respective New Fund. Mr. Ellison’s compensation is comprised of a base salary and a percentage of assets in the Hennessy Select Large Cap Financial Fund, the Hennessy Select Small Cap Financial Fund and the Hennessy Select Technology Fund. Mr. Aylesworth’s compensation is comprised of a base salary and a percentage of assets in the Hennessy Select Technology Fund.

The following table shows the dollar range each portfolio manager owns of the Existing Funds which they manage, as of October 31, 2011:

Portfolio Manager	Fund	Dollar Range of Amount Owned in Fund
David H. Ellison*	FBR Large Cap Financial Fund	$100,001 - $500,000
	FBR Small Cap Financial Fund	$10,001 - $50,000
	FBR Technology Fund	None

Winsor H. Aylesworth	FBR Technology Fund	$50,001 - $100,000
	FBR Gas Utility Index Fund	$50,001 - $100,000

*     Additional shares are held in escrow by FBR & Co. to be granted upon completion of required employment terms.

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Financial Counselors, Inc. FCI manages the entire Hennessy Select Core Bond Fund and the segment of the Hennessy Select Balanced Fund allocated to it.  The investment team managing the portfolios is comprised of Gary B. Cloud and Peter G. Greig, who are both primarily responsible for the day-to-day management of the portfolios.  The following table lists the number and types of accounts managed by each individual, other than the Existing Funds, and assets under management in those accounts as of October 31, 2011:

	Number of Other Accounts Managed and Total Assets by Account Type*			Number of Accounts and Total Assets for which Advisory Fee is Performance-Based*
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Gary B. Cloud	1	0	53	0	0	0
	$34 million	$0	$521 million	$0	$0	$0

Peter G. Greig	0	0	95	0	0	0
	$0	$0	$812 million	$0	$0	$0

 *     If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

With respect to potential conflicts of interest, to the extent that a New Fund managed by FCI and another client of FCI seek to acquire the same security at about the same time, the New Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security.  Similarly, a New Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time.  On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the New Fund.  In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.  FCI maintains a detailed trading policy manual designed to address these conflicts of interest, as well as a code of ethics which is designed to address conflicts of interest that may arise from the personal trading of FCI’s employees.

 Each portfolio manager is compensated for his services by FCI.  Each portfolio manager’s compensation consists of a fixed base salary, a performance-based bonus and the right to participate in FCI’s profit sharing and 401(k) plan.  Each portfolio manager is eligible to receive an annual bonus from FCI.  The annual performance based bonus is calculated as follows: 50% based on client retention and other bonus considerations and 50% based on the performance of FCI’s fixed income composites compared to the appropriate Barclays Capital Indices.  Performance is calculated for the prior calendar year on a pre-tax basis.  Senior portfolio managers have an opportunity to be shareholders of the privately held holding company, MTC Holding, the parent company of FCI.

 As of October 31, 2011, Peter G. Greig and Gary B. Cloud did not own shares of the applicable Existing Funds.

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The London Company of Virginia. London Co. manages the segment of the Hennessy Select Balanced Fund allocated to it.  The investment team managing the portfolio is comprised of Stephen M. Goddard, Jonathan T. Moody, J. Wade Stinnette, Jr., J. Brian Campbell and Mark DeVaul who are primarily responsible for the day-to-day management of portfolio.  The following table lists the number and types of accounts managed by each individual, other than the Existing Funds, and assets under management in those accounts as of October 31, 2011:

	Number of Other Accounts Managed and Total Assets by Account Type*			Number of Accounts and Total Assets for which Advisory Fee is Performance-Based*
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Stephen M. Goddard	1	0	110	0	0	2
	$178 million	$0	$502 million	$0	$0	$3 million

Jonathan T. Moody	1	0	1,138	0	0	0
	$197 million	$0	$768 million	$0	$0	$0

J. Wade Stinnette, Jr.	0	0	482	0	0	0
	$0	$0	$168 million	$0	$0	$0

J. Brian Campbell	0	0	904	0	0	0
	$0	$0	$378 million	$0	$0	$0

Mark DeVaul	0	0	19	0	0	0
	$0	$0	$6 million	$0	$0	$0

 *     If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

The New Fund investments and the investments of other accounts managed by London Co. are not likely to experience any material conflict of interest.  London Co. employs a trade rotation policy to ensure that all accounts managed by London Co. are handled in a fair and equitable manner by each portfolio manager.  London Co. also maintains a detailed compliance manual designed to address any potential conflicts of interest, as well as a code of ethics which is designed to address conflicts of interest that may arise from the personal trading of London Co.’s employees.

London Co. portfolio management employees receive an annual salary plus a year end bonus based on stock and portfolio performance, as well as overall contribution to London Co.  No specific benchmark is used to determine the amount of bonuses paid to employees.  Bonuses are measured using a general assessment of stock and portfolio performance compared to the S&P 500, Russell 1000 and Russell 2000 Indices relative to the market capitalization, stock sector and objective of the portfolios being managed.

As of October 31, 2011, Stephen M. Goddard owned over $1 million of the FBR Balanced Fund and Jonathan T. Moody, J. Wade Stinnette, Jr., J. Brian Campbell and Mark DeVaul did not own shares of the FBR Balanced Fund.

Broad Run Investment Management, LLC. Broad Run Investment Management, LLC manages the Hennessy Select Focus Fund.  The investment team managing the portfolio is comprised of David S. Rainey, Brian E. Macauley, and Ira M. Rothberg who are primarily responsible for the day-to-day management of portfolio.   The following table lists the number and types of accounts managed by each individual, other than the Existing Funds, and assets under management in those accounts as of October 31, 2011:

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	Number of Other Accounts Managed and Total Assets by Account Type*			Number of Accounts and Total Assets for which Advisory Fee is Performance-Based*
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
David S. Rainey	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

Brian E. Macauley	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

Ira M. Rothberg	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

 *     If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

[The Fund investments and the investments of other accounts managed by Broad Run Investment Management, LLC are not likely to experience any material conflict of interest.  Broad Run Investment Management, LLC employs a trade rotation policy to ensure that all accounts managed by Broad Run Investment Management, LLC are handled in a fair and equitable manner by each portfolio manager.  Broad Run Investment Management, LLC also maintains a detailed compliance manual designed to address any potential conflicts of interest, as well as a code of ethics which is designed to address conflicts of interest that may arise from the personal trading of Broad Run Investment Management, LLC’s employees.]

[Broad Run Investment Management, LLC portfolio management employees receive an annual salary plus a year end bonus based on stock and portfolio performance, as well as overall contribution to Broad Run Investment Management, LLC.  No specific benchmark is used to determine the amount of bonuses paid to employees.  Bonuses are measured using a general assessment of stock and portfolio performance compared to various indices.]

As of October 31, 2011, each of David S. Rainey, Brian E. Macauley, and Ira M. Rothberg owned $100,001 to $500,000 of the FBR Focus Fund.

THE ADMINISTRATOR

U.S. Bancorp Fund Services, LLC (the “Administrator”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administration services to the New Funds pursuant to a Fund Administration Servicing Agreement with HFT (the “Administration Agreement”). The Administration Agreement provides that the Administrator will furnish the New Funds with various administrative services including, but not limited to, (i) the preparation and coordination of reports to the Board of Trustees; preparation and filing of securities and other regulatory filings (including state securities filings); (ii) marketing materials, tax returns and shareholder reports; (iii) review and payment of New Fund expenses; (iv) monitoring and oversight of the activities of the New Funds’ other servicing agents (namely, transfer agent, custodian, accountants, etc.); (v) maintaining books and records of the New Funds; and (vi) administering shareholder accounts. In addition, the Administrator may provide personnel to serve as officers of the Hennessy Funds. The salaries and other expenses of providing such personnel are borne by the Administrator. Under the Administration Agreement, the Administrator is required to exercise reasonable care and is not liable for any error of judgment or mistake of law or for any loss suffered by the Hennessy Funds in connection with its performance as Administrator, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties under the Administration Agreement.

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For all services provided pursuant to the Administration Agreement, Fund Accounting Services Agreement (see below), Custodian Agreement (see below) and Transfer Agent Agreement (see below), the Administrator and its affiliates will receive from the New Funds an annual fee, payable monthly, based on the average daily net assets of all of the funds in the Hennessy Funds complex. Subject to certain waivers, the annual fee for the Hennessy Funds complex is equal to 0.255% of the first $1 billion of the average daily net assets of the Hennessy Funds complex, 0.21% of the next $1 billion of the average daily net assets of the Hennessy Funds complex and 0.17% of the average daily net assets of the Hennessy Funds complex in excess of $2 billion, subject to a minimum annual fee for the Hennessy Funds complex of $600,000. The Administration Agreement will remain in effect until terminated by either party. The Administration Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees upon the giving of 90 days’ written notice to the Administrator, or by the Administrator upon the giving of 90 days’ written notice to the Trust.

Because the New Funds will commence operations on or after the date of this SAI, there have been no payments by the New Funds to the Administrator for administration services.

The American Gas Association provides administrative services to the Hennessy Select Gas Utility Index Fund pursuant to an Administrative Services Agreement between the Hennessy Select Gas Utility Index Fund and AGA.  These administrative services include overseeing the calculation of the Gas Utility Index. AUS performs the actual computations required to produce the Gas Utility Index and receives a fee for such calculations pursuant to a contractual arrangement with AGA.  AGA does not furnish other securities advice to the Hennessy Select Gas Utility Index Fund or the Manager or make recommendations regarding the purchase or sale of securities by the Fund.  Under the terms of an agreement approved by the Board of Trustees, AGA provides the Manager with current information regarding the common stock composition of the Gas Utility Index no less than quarterly but may supply such information more frequently.  In addition, AGA provides the Hennessy Select Gas Utility Index Fund with information on the natural gas industry.  The Hennessy Select Gas Utility Index Fund pays AGA in its capacity as administrator a fee at an annual rate of 0.04% of the average daily net assets of the Fund.

Because the New Funds will commence operations on or after the date of this SAI, there have been no payments by the New Funds to AGA.

ACCOUNTING SERVICES AGREEMENT

The Administrator also provides fund accounting services to the New Funds pursuant to a Fund Accounting Servicing Agreement with HFT (the “Fund Accounting Servicing Agreement”). For its accounting services, the Administrator and its affiliates are entitled to receive annual fees, payable monthly, based on the fee schedule set forth above under “THE ADMINISTRATOR.”

TRANSFER AGENT AND CUSTODIAN

U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent for the New Funds pursuant to a Transfer Agent Agreement with HFT (the “Transfer Agent Agreement”). Under the Transfer Agent Agreement, the Transfer Agent has agreed to issue and redeem shares of each New Fund, make dividend and other distributions to shareholders of each New Fund, respond to correspondence by New Fund shareholders and others relating to its duties, maintain shareholder accounts and make periodic reports to the New Funds.

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U.S. Bank, National Association (the “Custodian”), Custody Operations, 1555 N. RiverCenter Drive, Suite 302, Milwaukee, WI 53212, serves as custodian for the New Funds pursuant to a Custodian Agreement with HFT (collectively, the “Custodian Agreement”). The Custodian and the Administrator are affiliates of each other. Under the Custodian Agreement, the Custodian will be responsible for, among other things, receipt of and disbursement of funds from the New Funds’ accounts, establishment of segregated accounts as necessary, and transfer, exchange and delivery of New Fund portfolio securities.

THE DISTRIBUTOR

Quasar Distributors, LLC (the “Distributor”), 615 East Michigan Street, Milwaukee, Wisconsin 53202 serves as the distributor for the New Funds pursuant to a Distribution Agreement with HFT (the “Distribution Agreement”). The Distributor and the Administrator are affiliates of each other. Under the Distribution Agreement, the Distributor provides, on a best efforts basis and without compensation from HFT, distribution-related services to each New Fund in connection with the continuous offering of the New Funds’ shares.

CODE OF ETHICS

HFT, the Sub-Advisors and the Manager have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. HFT’s Code of Ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by the New Funds (subject to certain limitations). This Code of Ethics, with certain exceptions, generally prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by the New Funds or is being purchased or sold by the New Funds.

PROXY VOTING POLICY

The Board of Trustees has approved proxy voting policies and procedures for the New Funds that delegate the authority to vote proxies related to the portfolio securities to the Manager.  The Manager’s proxy voting policies and procedures address the responsibility of the Manager to ensure that proxies received for portfolio securities held by the New Funds are voted in the best interest of the New Funds, including in those situations involving a conflict of interest between the New Funds on the one hand, and the Manager, Distributor, and certain of their affiliated persons on the other.  Such voting responsibilities will be exercised in a manner that is consistent with the general antifraud provisions of the Investment Advisers Act of 1940, as well as the Manager’s fiduciary duties under the federal and state law to act in the best interest of its clients.

Proxies solicited for items of business with respect to issuers whose voting securities are owned by the New Funds must be voted in the best interests of the New Funds.  Proxies are voted on a case-by-case basis in the best economic interest of the client or shareholder taking into consideration all relevant contractual obligations and other circumstances at the time of the vote.  The Manager may abstain from voting a client proxy when the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant; or when the cost of voting the proxies outweighs the benefits, e.g., when voting certain non-U.S. securities.

The Manager generally insulates itself from conflicts of interests between the New Funds and itself, the New Funds’ Distributor and/or certain affiliated persons of the Manager or Distributor by voting proxies in accordance with the Manager’s proxy voting policies and procedures.  Where a conflict of interest arises, the Manager will disclose the conflict to the Trustees who are not “interested” persons of the New Funds prior to the vote. The Manager may pursue one of the following courses of action: (1) convene an ad-hoc committee to assess and resolve the conflict; (2) vote in accordance with the instructions of the Trustees; (3) vote the proxy in accordance with the recommendation of an independent third-party service provider; or (4) delegate the vote to an independent third-party service provider.

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Information on how the New Funds voted proxies during the most recent 12-month period ended June 30 is available on the New Funds’ website at http://www.hennessyfunds.com or the website of the SEC at http://www.sec.gov.

BROKERAGE ALLOCATION AND OTHER PRACTICES OF NEW FUNDS

Subject to policies established by the Board of Trustees, the portfolio manager are responsible for the execution of New Fund transactions and the allocation of brokerage transactions for the New Funds. As a general matter in executing New Fund transactions, the portfolio managers may employ or deal with such brokers or dealers that may, in the portfolio managers’ best judgment, provide prompt and reliable execution of the transaction at favorable security prices and reasonable commission rates. In selecting brokers or dealers, the portfolio managers will consider all relevant factors, including the price (including the applicable brokerage commission or dealer spread), size of the order, nature of the market for the security, timing of the transaction, the reputation, experience and financial stability of the broker-dealer, the quality of service, difficulty of execution and operational facilities of the firm involved and in the case of securities, the firm’s risk in positioning a block of securities. Prices paid to dealers in principal transactions through which most debt securities and some equity securities are traded generally include a spread, which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at that time. With respect to securities traded in the over-the-counter markets, the New Funds may engage in transactions with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker. The New Funds have no obligation to deal with any broker or group of brokers in the execution of New Fund transactions.

The portfolio managers may select broker-dealers that provide it with research services and may cause the New Funds to pay such broker-dealers commissions that exceed those that other broker-dealers may have charged, if in their view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. Research services furnished by brokers through which the New Funds effects securities transactions may be used by the portfolio managers in advising other funds or accounts and, conversely, research services furnished to the portfolio managers by brokers in connection with other funds or accounts the portfolio managers advise may be used by the portfolio managers in advising the New Funds. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the portfolio managers under the Management Agreement or the Sub-Advisory Agreements. The New Funds may purchase and sell New Fund portfolio securities to and from dealers who provide the New Funds with research services. New Fund transactions will not be directed to dealers solely on the basis of research services provided.

Investment decisions for the New Funds and for other investment accounts managed by the portfolio managers are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may be made for the New Funds and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then allocated between the New Funds and such other account(s) as to amount according to a formula deemed equitable to the New Funds and such account(s). Although in some cases this practice could have a detrimental effect upon the price or value of the security as far as the New Funds are concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the New Funds.

Because the New Funds will commence operations on or after the date of this SAI, the New Funds have paid no brokerage commissions.

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PORTFOLIO TURNOVER OF NEW FUNDS

A New Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the New Fund during the fiscal year. In determining such portfolio turnover, securities with maturities at the time of acquisition of one year or less are excluded. The Manager and the applicable sub-advisor will adjust a New Fund’s assets as it deems advisable, and portfolio turnover will not be a limiting factor should the Manager or the applicable sub-advisor deem it advisable for a New Fund to purchase or sell securities.

Because the New Funds will commence operations on or after the date of this SAI, there has been no portfolio turnover.

NEW FUND DISCLOSURE OF PORTFOLIO HOLDINGS

POLICY

The Board of Directors/Trustees of the Hennessy Funds has adopted the following policies regarding the disclosure of the portfolio holdings of the Funds:

The portfolio holdings information of the Hennessy Funds are not released to individual investors, institutional investors, intermediaries that distribute the Funds’ shares, rating and ranking organizations, or affiliated persons of the Funds or non-regulatory agencies except that:

(1)         A Fund will release holdings information for its portfolio quarterly to various rating and ranking services, including, but not limited to, Morningstar, Lipper, Standard and Poor’s, and Bloomberg. The release of such information will usually be completed by U.S. Bancorp Fund Services as authorized by an officer of the Fund. The holdings information released to such services will be as of the last day of the quarter. This release of information is delivered by magnetic media or transmission and is generally released between the 15th and 20th calendar day following a calendar quarter end.

(2)         By virtue of their duties and responsibilities, the Transfer Agent, Custodian and Administrator of the Hennessy Funds (all third-party service providers) and the Manager and the applicable sub-advisor will have daily regular access to the portfolio holdings information of the Funds. The Transfer Agent will not release the portfolio holdings information of the Funds to anyone without the written authorization of an officer of the Hennessy Funds.

(3)         For the purposes of the trading of portfolio securities, the Manager may from time to time provide brokers with trade lists that may reflect, in part or in total, the portfolio holdings of a Fund. The provision of such trade lists will be subject to customary broker confidentiality agreements and trading restrictions.

(4)         A Fund will release portfolio holdings information in its annual and semi-annual reports on SEC Form N-Q, on Form 13F and as requested or required by law to any governing or regulatory agency of the Fund.

(5)         An officer of a Fund may, subject to confidentiality agreements and trading restrictions, authorize the release of portfolio holdings information for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Manager or to a newly hired investment adviser or sub-advisor.

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(6)         On the 4th business day following each calendar quarter-end a Fund may publicly release the names, percentages of Fund assets, and sector weightings of all of the assets in the Fund’s portfolio. This information will be as of the last day of the calendar quarter-end and may be released in print, via the Fund’s website, or in other forms as requested by the public.

(7)         The Chief Compliance Officer of the Hennessy Funds may authorize the release of portfolio holding information on an exception basis provided that (a) the Chief Compliance Officer determines that such a release would be helpful to the shareholders of a Fund; (b) the holdings are released as of the end of a calendar month; (c) the holdings are not released until five calendar days after the end of the month; and (d) the exceptional release is reported to the Board of Directors/Trustees.

Under no circumstances shall the Hennessy Funds, the Manager or any sub-advisor, officers, trustees or employees of the Funds, the Manager or any sub-advisor receive any compensation for the disclosure of portfolio holdings information.

The above policies may not be modified without approval of the Board of Directors/Trustees.

PROCEDURE

Each year, the Hennessy Funds send a written authorization to the Transfer Agent authorizing the Transfer Agent to provide rating and ranking services with the quarterly portfolio information of the Funds. The Transfer Agent releases such information to the rating and ranking services between the 5th and 10th of each month following a calendar quarter end.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION FOR NEW FUNDS

You may purchase and redeem shares of each New Fund on each day that the New York Stock Exchange, Inc. (“NYSE”) is open for trading (“Business Day”). Currently, the NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, when any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading the preceding Friday and when any such holiday falls on a Sunday, the NYSE will not be open for trading the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period. The NYSE may also be closed on national days of mourning. Purchases and redemptions of the shares of each New Fund are effected at their respective NAVs per share determined as of the close of the NYSE (normally 4:00 p.m., Eastern time) on that Business Day. The time at which the transactions are priced may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m., Eastern time.

The Hennessy Funds may suspend redemption privileges of shares of any Fund or postpone the date of payment during any period (i) when the NYSE is closed or trading on the NYSE is restricted as determined by the SEC; (ii) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the Hennessy Funds to dispose of securities owned by them or to determine fairly the value of their assets; or (iii) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder’s cost, depending on the market value of the relevant New Fund’s securities at the time.

The Hennessy Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Hennessy Funds use some or all of the following procedures to process telephone redemptions: (i) requesting a shareholder to correctly state some or all of the following information: account number, name(s), social security number registered to the account, personal identification, banking institution, bank account number and the name in which the bank account is registered; (ii) recording all telephone transactions; and (iii) sending written confirmation of each transaction to the registered owner.

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The payment of the redemption price may be made in money or in kind, or partly in money and partly in kind, as determined by the Directors/Trustees. However, each New Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which a New Fund is obligated to redeem shares solely in money up to the lesser of $250,000 or 1% of the NAV of the New Fund during any 90-day period for any one shareholder. While the Rule is in effect, such election may not be revoked without the approval of the SEC. It is contemplated that if the New Fund should redeem in kind, securities distributed would be valued as described below under “VALUATION OF SHARES,” and investors would incur brokerage commissions in disposing of such securities. If a New Fund redeems in kind, the New Fund will not distribute depositary receipts representing foreign securities.

VALUATION OF SHARES FOR NEW FUNDS

The NAV for the shares of each New Fund normally will be determined on each day the NYSE is open for trading. The net assets of each New Fund are valued as of the close of the NYSE (normally 4:00 p.m., Eastern time) on each Business Day. Each New Fund’s NAV per share is calculated separately.

For each New Fund, the NAV per share is computed by dividing the value of the securities held by the New Fund plus any cash or other assets, less its liabilities, by the number of outstanding shares of the New Fund, and adjusting the result to the nearest full cent. Securities listed on the NYSE, American Stock Exchange, now known as the NYSE Amex Equities, or other national exchanges (other than The NASDAQ Stock Market) are valued at the last sale price on the date of valuation, and securities that are traded on The NASDAQ Stock Market are valued at the Nasdaq Official Closing Price on the date of valuation. Bonds and other fixed-income securities are valued using market quotations provided by dealers, and also may be valued on the basis of prices provided by pricing services when the Board of Trustees believes that such prices reflect the fair market value of such securities. If there is no sale in a particular security on such day, it is valued at the mean between the bid and ask prices. Other securities, to the extent that market quotations are readily available, are valued at market value in accordance with procedures established by the Board of Trustees. Any other securities and other assets for which market quotations are not readily available are valued in good faith in a manner determined by the Board of Trustees best to reflect their full value. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the New Funds’ NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs.

NEW FUND INFORMATION ABOUT DISTRIBUTIONS AND TAXES

The following is intended as a summary of additional federal income and excise tax considerations generally affecting the New Funds and their U.S. shareholders that are not described in the prospectus. No attempt is made to present a detailed explanation of the tax treatment of any New Fund or its shareholders, and the discussions here and in the prospectus are not intended as substitutes for careful tax planning. Accordingly, shareholders of the New Funds are urged to consult their tax advisors with specific reference to their own tax circumstances. Special tax considerations may apply to certain types of investors subject to special treatment (including, for example, insurance companies, banks and tax-exempt organizations, and foreign persons) under the Internal Revenue Code of 1986, as amended (the “Code”). In addition, the tax discussion in the prospectus and this SAI is based on tax law in effect on the date of the prospectus and this SAI; such laws may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect.

TAXATION OF THE NEW FUNDS

The New Funds intend to continue to qualify for the special tax treatment afforded regulated investment companies (“RICs”) under the Code. As long as a New Fund so qualifies, the New Fund will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to shareholders, provided it distributes with respect to each taxable year at least 90% of the sum of the New Fund’s investment company taxable income (determined without regard to the dividends paid deduction) and net tax-exempt interest income, if any, for such year. If a New Fund failed to qualify as a RIC in any fiscal year, it would be treated as a corporation for federal income tax purposes. As such, the New Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of a New Fund that did not qualify as a RIC would not be liable for income tax on the New Fund’s net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the New Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of accumulated earnings and profits of the New Fund.

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To qualify as a RIC, a New Fund must, among other things: (1) derive in each taxable year (the “gross income test”) at least 90% of its gross income from (a) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies, and (b) net income from interests in “qualified publicly traded partnerships” (“QPTPs”) (as defined in the Code); (2) diversify its holdings (the “asset diversification test”) so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the New Fund’s assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other RICs, and other securities that, in respect of any one issuer represent not more than 5% of the value of the New Fund’s total assets nor more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the New Fund’s total assets is invested in the securities (other than U.S. Government securities or the securities of other RICs) of a single issuer, two or more issuers that the New Fund controls and that are engaged in the same, similar or related trades or businesses or one or more QPTPs.

Pursuant to the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), a RIC that fails the gross income test for a taxable year is nevertheless considered to have satisfied the test for such year if (1) the RIC satisfies certain procedural requirements, and (2) the RIC’s failure to satisfy the gross income test is due to reasonable cause and not due to willful neglect. However, in such case, a tax is imposed on the RIC for the taxable year in which, absent the application of the above cure provision, it would have failed the gross income test equal to the amount by which (a) the RIC’s non-qualifying gross income exceeds (b) one-ninth of the RIC’s qualifying gross income, each as determined for purposes of applying the gross income test for such year.

Also pursuant to the Modernization Act, a RIC that fails the asset diversification test as of the end of a quarter is nevertheless considered to have satisfied the test as of the end of such quarter in the following circumstances. If the RIC’s failure to satisfy the asset diversification test at the end of the quarter is due to the ownership of assets the total value of which does not exceed the lesser of (1) one percent of the total value of the RIC’s assets at the end of such quarter and (2) $10,000,000 (a “de minimis failure”), the RIC is considered to have satisfied the asset diversification test as of the end of such quarter if, within six months of the last day of the quarter in which the RIC identifies that it failed the asset diversification test (or such other prescribed time period), the RIC either disposes of assets in order to satisfy the asset diversification test, or otherwise satisfies the asset diversification test.

In the case of a failure to satisfy the asset diversification test at the end of a quarter under circumstances that do not constitute a de minimis failure, a RIC is nevertheless considered to have satisfied the asset diversification test as of the end of such quarter if (1) the RIC satisfies certain procedural requirements; (2) the RIC’s failure to satisfy the asset diversification test is due to reasonable cause and not due to willful neglect; and (3) within six months of the last day of the quarter in which the RIC identifies that it failed the asset diversification test (or such other prescribed time period), the RIC either disposes of the assets that caused the asset diversification failure, or otherwise satisfies the asset diversification test. However, in such case, a tax is imposed on the RIC, at the highest rate of tax applicable to corporations (currently 35%), on the net income generated by the assets that caused the RIC to fail the asset diversification test during the period for which the asset diversification test was not met. In all events, however, such tax will not be less than $50,000.

The Code imposes a 4% nondeductible excise tax on a RIC to the extent the RIC does not distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98.2% of its capital gain net income (both long- and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by the RIC that is subject to corporate income tax is considered to have been distributed by year-end. In addition, the minimum amount that must be distributed in any year to avoid the excise tax is increased or decreased to reflect any under distribution or over distribution, as the case may be, from the previous year. Each New Fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

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NEW FUND DISTRIBUTIONS

Each New Fund, except the Hennessy Select Gas Utility Index Fund, the Hennessy Select Balanced Fund and the Hennessy Select Core Bond Fund declares and pays any dividends from its net investment income, if any, annually. The Hennessy Select Gas Utility Index Fund and the Hennessy Select Balanced Fund declare and pay any such dividend quarterly. The Hennessy Select Core Bond Fund declares and pays any such dividends monthly. Each New Fund intends to distribute substantially all of its net investment income and net capital gains each fiscal year. Dividends paid by a New Fund from its ordinary income or from an excess of net realized short-term capital gains over net long-term capital losses (together referred to hereafter as “ordinary income dividends”) are taxable to shareholders as ordinary income. (For taxable years beginning on or before December 31, 2012, ordinary income dividends reported by a Fund as derived from qualified dividend income will be taxable to individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met by both the individual and the Fund.) Distributions made from a New Fund’s net realized capital gains are taxable to shareholders as capital gains, regardless of the length of time the shareholder has owned New Fund shares. Not later than 60 days after the close of its taxable year, each New Fund will provide its shareholders with a written notice designating the amounts of any ordinary income dividends or capital gains dividends. Distributions in excess of a New Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset).

The determination of whether a distribution is from capital gains is generally made taking into account available net capital loss carryforwards, if any. Under the Modernization Act, if a RIC has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year, that portion of the RIC’s net capital loss consisting of the excess (if any) of the RIC’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the RIC’s next taxable year, and that portion of the RIC’s net capital loss consisting of the excess (if any) of the RIC’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the RIC’s next taxable year.

Under the Modernization Act, each New Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment (December 22, 2010) for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Dividends are taxable to shareholders even if they are reinvested in additional shares of a New Fund. A portion of the ordinary income dividends paid by the New Fund may be eligible for the 70% dividends received deduction allowed to corporations under the Code, if certain requirements are met. If a New Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the New Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

Beginning in 2013, a 3.8% Medicare contribution tax will be imposed on net investment income, including interest, dividends, and capital gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly), and of estates and trusts.

SALE OR REDEMPTION OF SHARES

Redemptions and exchanges of a New Fund’s shares are taxable events, and, accordingly, shareholders may realize gains or losses on such events. (However, a conversion from Investor Class shares to Institutional Class shares or from Institutional Class shares to Investor Class shares in the same New Fund is not a taxable transaction.) A loss realized on a sale or exchange of shares of a New Fund will be disallowed if other New Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of New Fund shares held for six months or less that is not disallowed will be treated as long-term capital loss to the extent of any capital gains distributions received by the shareholder with respect to such shares.

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Income received by a New Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. A New Fund may be eligible to “pass through” to its investors any such foreign taxes, in which case it is expected that you would be entitled to claim a deduction or credit on account of any such foreign taxes when computing your federal income tax liability.

Under certain provisions of the Code, some shareholders may be subject to a current 28% withholding tax on reportable dividends, capital gains distributions and redemption payments (“backup withholding”). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Hennessy Funds or who, to the knowledge of the Hennessy Funds, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

NATURE OF THE NEW FUNDS’ INVESTMENTS

Certain of the New Funds’ investments and investment practices are subject to special provisions of the Code that, among other things, may defer the use of certain deductions or losses, or accelerate certain income or gains, of a New Fund, affect the holding period of assets held by the New Fund, or alter the character of the gains or losses realized by the New Fund. These provisions may also require a New Fund to recognize income or gain without receiving cash with which to make distributions in the amounts necessary to satisfy the requirements for maintaining regulated investment company status and for avoiding income and excise taxes.

Gain or loss, if any, realized by a New Fund from certain financial futures or forward contracts and options transactions (“Section 1256 contracts”) will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of such Section 1256 contract as well as from closing transactions. In addition, any Section 1256 contracts remaining unexercised at the end of a New Fund’s taxable year will be treated as sold for its then fair market value, resulting in additional gain or loss to the New Fund characterized in the manner described above.

Offsetting positions held by a New Fund involving certain financial futures or forward contracts or options transactions with respect to actively traded personal property may be considered, for tax purposes, to constitute “straddles.” To the extent the straddle rules apply to positions established by the New Fund, losses realized by the New Fund may be deferred to the extent of unrealized gain in the offsetting position. In addition, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains on straddle positions may be treated as short-term capital gains or ordinary income. Certain of the straddle positions held by the New Fund may constitute “mixed straddles.” The New Fund may make one or more elections with respect to the treatment of “mixed straddles,” resulting in different tax consequences. In certain circumstances, the provisions governing the tax treatment of straddles override or modify certain of the provisions discussed above.

If a New Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests (“appreciated financial position”) and then enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a “Contract”) with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property, the New Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the New Fund enters into the financial position or acquires the property, respectively. Any gains on forward currency contracts, which are marked-to-market daily, are treated as ordinary income.

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If a New Fund enters into certain derivatives (including forward contracts, long positions under notional principal contracts, and related puts and calls) with respect to equity interests in certain pass-thru entities (including other regulated investment companies, real estate investment trusts, partnerships, real estate mortgage investment conduits and certain trusts and foreign corporations), long-term capital gain with respect to the derivative may be recharacterized as ordinary income to the extent it exceeds the long-term capital gain that would have been realized had the interest in the pass-thru entity been held directly by the New Fund during the term of the derivative contract. Any gain recharacterized as ordinary income will be treated as accruing at a constant rate over the term of the derivative contract and may be subject to an interest charge. The Treasury has authority to issue regulations expanding the application of these rules to derivatives with respect to debt instruments and/or stock in corporations that are not pass-thru entities.

Investment by a New Fund in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations, could under special tax rules affect the amount, timing and character of distributions to shareholders by causing the New Fund to recognize income prior to the receipt of cash payments. For example, a New Fund could be required each year to accrue a portion of the discount (or deemed discount) at which the securities were issued and to distribute such income in order to maintain its qualification as a regulated investment company. In such case, the New Fund may have to dispose of securities that it might otherwise have continued to hold in order to generate cash to satisfy the distribution requirements.

If a New Fund invests in an entity that is classified as a “passive foreign investment company” (“PFIC”) for federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the New Fund. A New Fund may elect to mark-to-market its PFIC holdings and therefore may be required to make distributions to shareholders even though it has not disposed of such holdings. In addition, gain realized from the sale or other disposition of PFIC securities may be treated as ordinary income. Dividends from a New Fund that are attributable to dividends from a PFIC are not eligible for taxation to U.S. individual shareholders at preferential dividend tax rates discussed above.

If more than 50% of the value of a New Fund’s total assets at the close of its taxable year consists of the stock or securities of foreign corporations, or, as provided in the Modernization Act, if at least 50% of the value of a New Fund’s total assets at the close of each quarter of its taxable year is represented by interests in other RICs, the New Fund may elect to “pass through” to its shareholders the amount of foreign income taxes paid by the New Fund. Pursuant to such election, shareholders would be required: (1) to include in gross income, even though not actually received, their respective pro rata shares of the foreign taxes paid by the New Fund; (2) treat their income from the New Fund as being from foreign sources to the extent that the New Fund’s income is from foreign sources; and (3) either to deduct their pro rata share of foreign taxes in computing their taxable income, or to use it as a foreign tax credit against federal income (but not both). No deduction for foreign taxes could be claimed by a shareholder who does not itemize deductions.

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THE FOREGOING IS ONLY A SUMMARY OF MATERIAL FEDERAL TAX CONSEQUENCES AFFECTING THE NEW FUNDS AND THEIR SHAREHOLDERS. SHAREHOLDERS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF INVESTMENT IN THE NEW FUNDS

ANTI-MONEY LAUNDERING PROGRAM OF NEW FUNDS

The New Funds have established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the New Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. No New Fund will transact business with any person or entity whose identity cannot be adequately verified under the provision of the USA PATRIOT Act.

As a result of the Program, the New Funds may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the New Funds may be required to transfer the account or proceeds of the account to a governmental agency.

OTHER INFORMATION ABOUT NEW FUNDS

DISTRIBUTION PLAN

The Trust’s Board of Trustees has adopted a Distribution Plan (the “Plan”) on behalf of the Investor Class shares of each New Fund, pursuant to Rule 12b-1 under the 1940 Act. The Board of Trustees has not authorized the payment of Rule 12b-1 fees for the Hennessy Select Gas Utility Index Fund, and will not authorize any such payments prior to [•][•], 2014. The Plan was adopted in anticipation that each New Fund will benefit from the Plan through increased sales of shares, thereby reducing each New Fund’s expense ratio and providing the Manager with greater flexibility in management. The Plan authorizes payments by each New Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of a New Fund’s average daily net assets. Amounts paid under the Plan by a New Fund may be spent by the New Fund on any activities or expenses primarily intended to result in the sale of shares of the New Fund, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. To the extent any activity is one which a New Fund may finance without a plan pursuant to Rule 12b-1, the New Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.

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The Plan may be terminated by a New Fund at any time by a vote of the Trustees of HFT who are not interested persons of HFT and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the “Rule 12b-1 Directors”) or by a vote of a majority of the outstanding shares of the applicable New Fund. Any change in the Plan that would materially increase the distribution expenses of a New Fund provided for in the Plan requires approval of the Board of Directors, including the Rule 12b-1 Directors, and a majority of the applicable New Fund’s shareholders.

While the Plan is in effect, the selection and nomination of Trustees who are not interested persons of HFT will be committed to the discretion of the Trustees of HFT who are not interested persons of HFT. The Board of Trustees must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by the Distributor, if any, or officers of HFT. The Plan will continue in effect for as long its continuance is specifically approved at least annually by the Board of Trustees, including the Rule 12b-1 Directors.

Because the New Funds will commence operations on or after the date of this SAI, there have been no payments by the New Funds under the Plan.

SHAREHOLDER SERVICES AGREEMENTS

The New Funds are authorized to enter into certain Shareholder Services Agreements pursuant to which the New Funds are entitled to make payments to certain entities which may include investment advisers, brokers, dealer, banks, trust companies and other types of organizations (“Authorized Service Providers”) for providing administrative services with respect to shares of the New Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing  relationship.  Under the terms of each Shareholder Services Agreement, a New Fund is authorized to pay an Authorized Service Provider (which may include affiliates of the New Funds) a shareholder services fee at the rate of up to 0.25% on an annual basis of the average daily net asset value of the shares of the New Fund attributable to or held in the name of the Authorized Service Provider for providing certain administrative services to New Fund shareholders with whom the Authorized Service Provider has a servicing relationship.  Among the types of shareholder services that may be compensated under these types of Agreements are: (1) answering customer inquiries of a general nature regarding the New Funds; (2) responding to customer inquiries and requests regarding statements of additional information, reports, notices, proxies and proxy statements, and other New Fund documents; (3) delivering prospectuses and annual and semi-annual reports to beneficial owners of New Fund shares; (4) assisting the New Funds in establishing and maintaining shareholder accounts and records; (5) sub-accounting for New Fund share transactions at the shareholder account level; and (6) assisting customers in changing account options, account designations, and account addresses, and providing such other shareholder administrative services as may be reasonably requested.

DESCRIPTION OF SHARES

Each New Fund’s authorized capital consists of an unlimited number of Shares. Shareholders are entitled: (i) to one vote per full Share; (ii) to such distributions as may be declared by the Trustees out of funds legally available; and (iii) upon liquidation, to participate ratably in the assets available for distribution. There are no conversion or sinking fund provisions applicable to the Shares, and the holders have no preemptive rights and may not cumulate their votes in the election of Trustees. Consequently, the holders of more than 50% of the Shares voting for the election of Trustees can elect all the Trustees, and in such event, the holders of the remaining Shares voting for the election of Trustees will not be able to elect any persons as Trustees.

The Shares are redeemable and are transferable. All Shares issued and sold by the a New Fund will be fully paid and nonassessable. Fractional Shares entitle the holder of the same rights as whole Shares.

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Pursuant to the Trust Instrument, the Trustees may establish and designate one or more separate and distinct series of Shares, each of which shall be authorized to issue an unlimited number of Shares. In addition, the Trustees may, without obtaining any prior authorization or vote of shareholders, redesignate or reclassify any issued Shares of any series. In the event that more than one series is established, each Share outstanding, regardless of series, would still entitle its holder to one vote. As a general matter, Shares would be voted in the aggregate and not by series, except where class voting would be required by the 1940 Act (for example, change in investment policy or approval of an investment advisory agreement). All consideration received from the sale of Shares of any series, together with all income, earnings, profits and proceeds thereof, would belong to that series and would be charged with the liabilities in respect of that series and of that series’ share of the general liabilities of a New Fund in the proportion that the total net assets of the series bear to the total net assets of all series. The NAV of a Share of any series would be based on the assets belonging to that series less the liabilities charged to that series, and dividends could be paid on Shares of any series only out of lawfully available assets belonging to that series. In the event of liquidation or dissolution of a New Fund, the shareholders of each series would be entitled, out of the assets of the applicable New Fund available for distribution, to the assets belonging to that series.

The New Funds offer two separate Classes: all of the New Funds offer Investor Class Shares, and certain of the New Funds offer Institutional Class Shares. The Investor Class Shares and Institutional Class Shares represent an interest in the same assets of a New Fund, have the same rights and are identical in all material respects except that (1) Investor Class Shares may bear distribution and shareholder servicing fees and Institutional Class Shares are not subject to such fees; (2) Institutional Class Shares are available only to shareholders who invest directly in a New Fund, or who invest through a broker-dealer, financial institution or servicing agent that does not receive a service fee from the Manager; and (3) that the Board of Trustees may elect to have certain expenses specific to the Investor Class Shares or Institutional Class Shares be borne solely by the Class to which such expenses are attributable, but any expenses not specifically allocated to the Investor Class Shares or Institutional Class Shares shall be allocated to each such Class on the basis of the NAV of that Class in relation to the NAV of the applicable New Fund.  The Board of Trustees may classify and reclassify the Shares of the New Funds into additional classes of Shares at a future date.

The Trust Instrument contains an express disclaimer of shareholder liability for its acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by a New Fund or its Trustees. The Trust Instrument provides for indemnification and reimbursement of expenses out of the a New Fund’s property for any shareholder held personally liable for its obligations. The Trust Instrument also provides that a New Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the applicable New Fund and satisfy any judgment thereon.

The Trust Instrument further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Trust Instrument protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

SHAREHOLDER MEETINGS

It is contemplated that HFT will not hold an annual meeting of shareholders in any year in which the election of Trustees is not required to be acted on by shareholders under the 1940 Act. HFT’s Trust Instrument and Bylaws also contain procedures for the removal of Trustees by the HFT’s shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of at least two-thirds of the outstanding shares, remove any Trustee or Trustees.

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Upon the written request of the holders of shares entitled to not less than 10% of all the votes entitled to be cast at such meeting, the Secretary of HFT shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any Trustee. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a NAV of at least $25,000 or at least 1% of the total outstanding shares, whichever is less, shall apply to HFT’s Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of HFT; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

After opportunity for hearing upon the objections specified in the written statement so filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

NEW FUND FINANCIAL STATEMENTS

Financial statements are not available because the New Funds will commence operations on or after the date of this SAI.

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HENNESSY FUNDS TRUST

Part C. Other Information

August 1, 2012
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Item 15.         Indemnification

Pursuant to Chapter 38 of Title 12 of the Delaware Code, the Trust Instrument of Hennessy Funds Trust (the “Registrant”), dated September 16, 1992, contains the following article, which is in full force and effect and has not been modified or canceled:

“ARTICLE X

 LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 10.1. Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder.

Section 10.2. Indemnification

(a)          Subject to the exceptions and limitations contained in Section 10.2(b) below:

(i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)          No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

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(ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

(A)         by the court or other body approving the settlement;

(B)         by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(C)         by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

(c)          The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable , shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d)          Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 10.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.2.

Section 10.3. Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a Shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.”

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Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.	EXHIBITS.

1.	(a)	Certificate of Trust.(1)

	(b)	Certificate of Amendment to the Certificate of Trust.(3)

	(c)	Trust Instrument (restated in electronic format to include all amendments through December 12, 2008).(3)

2.	Bylaws, as amended and restated as of June 3, 2008.(1)

3.	None.

4.	Agreement and Plan of Reorganization is incorporated by reference to Exhibit A to the Proxy Statement/Prospectus filed herewith as Part A to this Registration Statement on Form N-14.

5.	None.

6.	(a)	Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for Hennessy Cornerstone Large Growth Fund.(4)

	(b)	Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for Hennessy Select Large Value Fund.(4)

	(c)	Sub-Advisory Agreement between Hennessy Advisors, Inc. and Voyageur Asset Management, Inc. for Hennessy Select Large Value Fund.(4)

	(d)	Form of Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for Hennessy Select Focus Fund, Hennessy Select Large Cap Financial Fund, Hennessy Select Small Cap Financial Fund, Hennessy Select Technology Fund, Hennessy Select Gas Utility Index Fund, Hennessy Select Balanced Fund and Hennessy Select Core Bond Fund.(5)

	(e)	Form of Sub-Advisory Agreement for Hennessy Select Focus Fund between Registrant and [Investment Adviser].(5)

	(f)	Form of Sub-Advisory Agreement for Hennessy Select Balanced Fund between Registrant and London Company.(5)

	(g)	Form of Sub-Advisory Agreement for Hennessy Select Balanced Fund between Registrant and Financial Counselors, Inc.(5)

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(h) Form of Sub-Advisory Agreement for Hennessy Select Core Bond Fund between Registrant and Financial Counselors, Inc.(5)

7.	Distribution Agreement between Hennessy Advisors, Inc. and Quasar Distributors, LLC.(2)

8.	None.

9.	Custody Agreement between Registrant and U.S. Bank, National Association.(2)

10.	(a) Form of Amended and Restated Rule 18f-3 Multi-Class Plan.(5)

(b) Form of Rule 12b-1 Distribution Plan.(5)

11.	Opinion of Foley & Lardner LLP regarding legality of issuance of shares (filed herewith).

12.	Form of Opinion of Foley & Lardner LLP regarding tax matters (filed herewith).

13.	(a) Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.(2)

(b) Transfer Agent Agreement between Registrant and U.S. Bancorp Fund Services, LLC.(2)

(c) Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.(2)

(d) Servicing Agreement with Hennessy Advisors, Inc.(2)

(e) Form of Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc.(5)

14.	Consent of Independent Registered Public Accounting Firm (filed herewith).

15.	None.

16.	Power of Attorney.(2)

17.	Form of Proxy Card (filed herewith).

(1)      Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 6 was filed on October 28, 1997 and its accession number is 0000897069-97-000422.

(2)      Incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement. Post-Effective Amendment No. 16 was filed on July 1, 2005 and its accession number is 0000897069-05-001653.

(3)      Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement. Post-Effective Amendment No. 24 was filed on December 15, 2008 and its accession number is 0000897069-08-001905.

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(4)      Incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement. Post-Effective Amendment No. 26 was filed on November 23, 2009 and its accession number is 0000898531-09-000435.

(5)      Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement. Post-Effective Amendment No. 32 was filed on July 27, 2012 and its accession number is 0000898531-12-000311.

ITEM 17.         UNDERTAKINGS.

(1)         The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)         The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)         The undersigned Registrant undertakes to file the opinion of counsel supporting the tax consequences of the proposed reorganization required by Item 16(12) through an amendment to this Registration Statement no later than a reasonable time after the closing of the transactions.

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SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Novato and State of California, on the 27th day of July, 2012.

HENNESSY FUNDS TRUST
(Registrant)

By:	/s/ Neil J. Hennessy
Neil J. Hennessy, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/s/ Neil J. Hennessy
Neil J. Hennessy	President (Principal Executive Officer) and a Trustee	July 27, 2012

Robert T. Doyle*	Trustee	*

J. Dennis DeSousa*	Trustee	*

Gerald P. Richardson*	Trustee	*

/s/ Teresa M. Nilsen
Teresa M. Nilsen	Executive Vice President and Treasurer (Principal Financial and Accounting Officer)	July 27, 2012

*By:	/s/ Neil J. Hennessy
Neil J. Hennessy
Attorney-in-fact
Dated as of July 27, 2012

Signature Page

Exhibit index

Exhibit No.		Exhibit

1.	(a)	Certificate of Trust. *

	(b)	Certificate of Amendment to the Certificate of Trust.*

	(c)	Trust Instrument (restated in electronic format to include all amendments through December 12, 2008). *

2.		Bylaws, as amended and restated as of June 3, 2008. *

3.		None.

4.		Agreement and Plan of Reorganization is incorporated by reference to Exhibit A to the Proxy Statement/Prospectus filed herewith as Part A to this Registration Statement on Form N-14.

5.		None.

6.	(a)	Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for Hennessy Cornerstone Large Growth Fund.*

	(b)	Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for Hennessy Select Large Value Fund.*

	(c)	Sub-Advisory Agreement between Hennessy Advisors, Inc. and Voyageur Asset Management, Inc. for Hennessy Select Large Value Fund.*

	(d)	Form of Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for Hennessy Select Focus Fund, Hennessy Select Large Cap Financial Fund, Hennessy Select Small Cap Financial Fund, Hennessy Select Technology Fund, Hennessy Select Gas Utility Index Fund, Hennessy Select Balanced Fund and Hennessy Select Core Bond Fund.*

	(e)	Form of Sub-Advisory Agreement for Hennessy Select Focus Fund between Registrant and [Investment Adviser].*

	(f)	Form of Sub-Advisory Agreement for Hennessy Select Balanced Fund between Registrant and London Company.*

	(g)	Form of Sub-Advisory Agreement for Hennessy Select Balanced Fund between Registrant and Financial Counselors, Inc.*

	(h)	Form of Sub-Advisory Agreement for Hennessy Select Core Bond Fund between Registrant and Financial Counselors, Inc.*

7.		Distribution Agreement between Hennessy Advisors, Inc. and Quasar Distributors, LLC. *

8.		None.

9.		Custody Agreement between Registrant and U.S. Bank, National Association.*

10.	(a)	Form of Amended and Restated Rule 18f-3 Multi-Class Plan.*

	(b)	Form of Rule 12b-1 Distribution Plan.*

11.		Opinion of Foley & Lardner LLP regarding legality of issuance of shares (filed herewith).

12.		Form of Opinion of Foley & Lardner LLP regarding tax matters (filed herewith).

13.	(a)	Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.*

Exhibit Index

	(b)	Transfer Agent Agreement between Registrant and U.S. Bancorp Fund Services, LLC.*

	(c)	Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.*

	(d)	Servicing Agreement with Hennessy Advisors, Inc.*

	(e)	Form of Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc.*

14.		Consent of Independent Registered Public Accounting Firm (filed herewith).

15.		None.

16.		Power of Attorney. *

17.		Form of Proxy Card (filed herewith).

* Incorporated by reference.

Exhibit Index